  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 1997
                                                          FILE NOS.  33-9421
                                                                    811-5526
=============================================================================

                     SECURITIES  AND  EXCHANGE  COMMISSION
                            WASHINGTON, D.C. 20549
                            ----------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        \x\

                          PRE-EFFECTIVE AMENDMENT NO.                      \ \

                        POST-EFFECTIVE AMENDMENT NO. 21                    \x\

                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    \x\

                               AMENDMENT NO. 25                            \x\

                               ----------------

                                 AVESTA TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     26-TCBE-45
           P.O. BOX 2558, HOUSTON, TEXAS                           77252-8045
      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)                      (ZIP CODE)


                            --------------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (713) 216-6433

                            --------------------

                           JEFFREY B. REITMAN, ESQ.
                                GENERAL COUNSEL
                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                     712 MAIN STREET, HOUSTON, TEXAS 77002
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPY TO:
                             GARY S. SCHPERO, ESQ.
                          SIMPSON THACHER & BARTLETT
                             425 LEXINGTON AVENUE
                           NEW YORK, NEW YORK 10017



It is proposed that this filing will become effective:


\ \  immediately upon filing pursuant
     to paragraph (b)        \x\  on December 31, 1997 pursuant to paragraph (b)

\ \  60 days after filing pursuant to
     paragraph (a)(1)        \ \  on    pursuant to paragraph (a)(1)

\ \  75 days after filing pursuant
     to paragraph (a)(2)     \ \  on    pursuant to paragraph (a)(2)
                                        of Rule 485

If appropriate, check the following box:

\ \ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of units of beneficial interest for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year 1996 was filed on or about February 27, 1997.
=============================================================================

                                 AVESTA TRUST
                      Registration Statement on Form N-1A

                             CROSS-REFERENCE SHEET
           Pursuant to Rule 495(a) Under the Securities Act of 1933


    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption

    ----------       ------------------               -----------------------

                     Captions apply to all
                     Prospectuses except where
                     indicated in parenthesis.
                     Parenthesis indicate captions
                     for Institutional Shares
                     Prospectuses

         1           Front Cover Page                            *

         2(a)        Expense Summary                             *

          (b)        Not Applicable                              *
         3(a)        Financial Highlights                        *
          (b)        Not Applicable                              *
          (c)        Performance Information                     *
         4(a)(b)     Other Information Concerning                *
                     the Fund; Fund Objective;
                     Investment Policies
          (c)        Fund Objective; Investment                  *
                     Policies
          (d)        Not Applicable                              *
         5(a)        Management                                  *
          (b)        Management                                  *
          (c)(d)     Management; Other Information               *
                     Concerning the Fund
          (e)        Other Information Concerning                *
                     the Fund; Back Cover Page
          (f)        Other Information Concerning                *
                     the Fund
          (g)        Not Applicable                              *
         5A          Not Applicable                              *
         6(a)        Other Information Concerning                *
                     the Fund
          (b)        Not Applicable                              *
          (c)        Not Applicable                              *

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------


          (d)        Not Applicable                              *
          (e)(f)     About Your Investment; How to               *
                     Buy, Sell and Exchange Shares (How to Purchase, Redeem and Exchange Shares); How Distributions Are Made; Tax Information; Other Information Concerning the Fund; Make the Most of Your Vista Privileges.
          (f)        How Distributions are Made;                 *
                     Tax Information
          (g)        How Distributions are Made;            Tax Matters
                     Tax Information
          (h)        About Your Investment; How to               *
                     Buy, Sell and Exchange Shares
                     (How to Purchase, Redeem and
                     Exchange Shares); Other
                     Information Concerning the
                     Fund
         7(a)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (b)        How the Fund Values its                     *
                     Shares; How to Buy, Sell and
                     Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)
          (c)        Not Applicable                              *
          (d)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (e)        Management; Other Information               *
                     Concerning the Fund
          (f)        Other Information Concerning                *
                     the Fund
         8(a)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (b)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------


          (c)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (d)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
         9           Not Applicable                              *
         10                             *           Front Cover Page
         11                             *           Front Cover Page

         12                             *           Not Applicable
         13(a)(b)    Fund Objective; Investment     Investment Policies and
                     Policies                       Restrictions

         14(c)                     *                Management of the Trust and
                                                    Funds or Portfolios

         (b)                       *                Not Applicable
         (c)                       *                Management of the Trust and
                                                    Funds or Portfolios

         15(a)                     *                Not Applicable
         (b)                       *                General Information

         (c)                       *                General Information

         16(a)       Management                     Management of the Trust and
                                                    Funds or Portfolios
         (b)         Management                     Management of the Trust and
                                                    Funds or Portfolios

         (c)         Other Information Concerning   Management of the Trust and
                     the Fund                       Funds or Portfolios
         (d)         Management                     Management of the Trust and
                                                    Funds or Portfolios

         (e)                       *                Not Applicable

         (f)         How to Buy, Sell and Exchange  Management of the Trust and
                     Shares (How to Purchase,       Funds or Portfolios
                     Redeem and Exchange Shares);
                     Other Information Concerning
                     the Fund
         (g)                       *                Not Applicable


         (h)                       *                Management of the Trust and
                                                    Funds or Portfolios;
                                                    Independent Accountants
         (i)                       *                Not Applicable

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------

         17          Investment Policies            Investment Policies and
                                                    Restrictions
         18(a)       Other Information Concerning   General Information
                     the Fund; How to Buy, Sell
                     and Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)

         (b)                       *                Not Applicable

         19(a)       How to Buy, Sell and Exchange  Purchases, Redemptions and
                     Shares (How to Purchase,       Exchanges
                     Redeem and Exchange Shares)
         (b)         How the Fund Values its        Determination of Net Asset
                     Shares; How to Buy, Sell and   Value
                     Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)

         (c)                       *                Purchases, Redemptions and
                                                    Exchanges
         20          How Distributions are Made;    Tax Matters
                     Tax Information

         21(a)                     *                Management of the Trust and
                                                    Funds or Portfolios

         (b)                       *                Management of the Trust and
                                                    Funds or Portfolios
         (c)                       *                Not Applicable

         22                        *                Performance Information
         23                        *                Not Applicable

                                   PROSPECTUS


                                  CHASE FUNDS

                             INVESTMENT STRATEGIES:

                    CHASE MONEY MARKET FUND: CURRENT INCOME


                CHASE TAX FREE MONEY MARKET FUND: CURRENT INCOME


                       CHASE TAX FREE INCOME FUND: INCOME


                  CHASE NEW YORK TAX FREE INCOME FUND: INCOME


                         CHASE SHORT-INTERMEDIATE TERM
                    U.S. GOVERNMENT SECURITIES FUND: INCOME


                 CHASE U.S. GOVERNMENT SECURITIES FUND: INCOME


                   CHASE INTERMEDIATE TERM BOND FUND: INCOME


                           CHASE INCOME FUND: INCOME


                     CHASE BALANCED FUND: INCOME AND GROWTH


                  CHASE EQUITY INCOME FUND: GROWTH AND INCOME


                      CHASE CORE EQUITY FUND: TOTAL RETURN


                    CHASE EQUITY GROWTH FUND: CAPITAL GROWTH


                   CHASE MID CAP GROWTH FUND: CAPITAL GROWTH


                CHASE SMALL CAPITALIZATION FUND: CAPITAL GROWTH


                CHASE INTERNATIONAL EQUITY FUND: CAPITAL GROWTH



                                 PREMIER SHARES


January 1, 1998


This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their January 1, 1998 Statement of Additional Information, as amended periodically (the 'SAI'). For a free copy of the SAI, call the Chase Funds Service Center at 1-800-62-CHASE. The SAI has been filed with the Securities and Exchange Commission (the 'Commission') and is incorporated into this Prospectus by reference. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the SAI, the Funds' reports to shareholders and other information regarding the Funds which has been electronically filed with the Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE MONEY MARKET FUND AND TAX FREE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT SUCH FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The Chase Funds are portfolios of Mutual Fund Investment Trust ('MFIT'), an open-end investment company organized as a Massachusetts business trust in September 1997. The Chase Funds are managed by The Chase Manhattan Bank ('Chase'), a subsidiary of The Chase Manhattan Corporation ('CMC'). As indicated below, certain of the Funds are successor investment portfolios to portfolios of the AVESTA Trust, the predecessor entity of MFIT. The AVESTA Trust was a collective trust established under the laws of the State of Texas by Texas Commerce Bank National Association, which will change its name to Chase Bank of Texas, National Association on January 20, 1998 (herein, 'Chase Texas'). The AVESTA Trust was registered under the Investment Company Act of 1940 and was available solely for certain individual retirement accounts and pension and profit-sharing plans. The AVESTA Trust was converted and redomiciled into MFIT, effective as of January 1, 1998 (the 'Conversion'). Chase Texas acted as the trustee of the AVESTA Trust, and as trustee was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.

                               TABLE OF CONTENTS


CHASE MONEY MARKET FUND....................................................     4

CHASE TAX FREE MONEY MARKET FUND...........................................     8

CHASE TAX FREE INCOME FUND.................................................    10

CHASE NEW YORK TAX FREE INCOME FUND........................................    12

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND..............    14

CHASE U.S. GOVERNMENT SECURITIES FUND......................................    17

CHASE INTERMEDIATE TERM BOND FUND..........................................    20

CHASE INCOME FUND..........................................................    23

CHASE BALANCED FUND........................................................    27

CHASE EQUITY INCOME FUND...................................................    31

CHASE CORE EQUITY FUND.....................................................    35

CHASE EQUITY GROWTH FUND...................................................    38

CHASE MID CAP GROWTH FUND..................................................    42

CHASE SMALL CAPITALIZATION FUND............................................    44

CHASE INTERNATIONAL EQUITY FUND............................................    47

COMMON INVESTMENT POLICIES.................................................    50

MANAGEMENT.................................................................    63

HOW TO BUY, SELL AND EXCHANGE SHARES.......................................    65

HOW THE FUNDS VALUE THEIR SHARES...........................................    66

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION................................    67

OTHER INFORMATION CONCERNING THE FUNDS.....................................    69

PERFORMANCE INFORMATION....................................................    71

                            CHASE MONEY MARKET FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Money Market Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.


STYLE AND PORTFOLIO COMPOSITION. The Fund invests in high quality, short-term, U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign issuers; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development);
(iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's adviser to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements.


MATURITY. The dollar weighted average maturity of the Fund will be 90 days or less. The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ('NRSROs') (or one NRSRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security.

MISCELLANEOUS. The Fund seeks to maintain a net asset value of $1.00 per share. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY


Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Money Market Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.30%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.20%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.50%



EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming
5% annual return:
                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................     $5        $16        $28        $ 63


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.29% and 0.59%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS



Effective January 1, 1998, the Money Market Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Money Market Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and the Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.



                             For the
                             period
                              ended
                            June 30,               For the years ended December 31,
                              1997          -----------------------------------------------
                           (unaudited)        1996         1995         1994         1993
                           -----------      --------      -------      -------      -------
Net asset value, beginning
  of
  period..................  $    1.00       $   1.00      $  1.00      $  1.00      $  1.00
                           -----------      --------      -------      -------      -------
  Investment income.......      0.027          0.054        0.059        0.045        0.032
  Expenses................     (0.002)(3)     (0.006)(3)   (0.006)(3)   (0.007)(3)   (0.008)
  Expense reimbursement...      0.000          0.001        0.001        0.001        0.002
                           -----------      --------      -------      -------      -------
  Net investment income...      0.025          0.049        0.054        0.039        0.026
  Dividends to
    unitholders...........     (0.025)        (0.049)      (0.054)      (0.039)      (0.026)
                           -----------      --------      -------      -------      -------
Net asset value, end of
  period..................  $    1.00       $   1.00      $  1.00      $  1.00      $  1.00
                           -----------      --------      -------      -------      -------
                           -----------      --------      -------      -------      -------
Total return..............       2.51%          5.10%        5.57%        3.80%        2.60%
Ratios/supplemental data:
  Net assets, end of
    period (000)..........  $ 125,607       $119,106      $71,310      $55,505      $28,024
  Ratio of expenses to
    average net assets....        .55%(4)       0.57%        0.57%        0.68%        0.82%
  Ratio of expense
    reimbursement to
    average net assets....      (0.05%)(4)     (0.07%)(5)   (0.07%)(5)   (0.18%)(5)   (0.17%)(5)
                           -----------      --------      -------      -------      -------

  Ratio of net expenses to
    average net assets....       0.50%(2)(4)     0.50%(2)    0.50%(2)     0.50%(2)     0.65%
                           -----------      --------      -------      -------      -------
                           -----------      --------      -------      -------      -------
  Ratio of net income to
    average net assets....       5.02%(4)       4.93%        5.43%        3.90%        2.57%

                                          For the years ended December 31,
                             -----------------------------------------------------------
                              1992         1991         1990         1989        1988(1)
                             -------      -------      -------      -------      -------
Net asset value, beginning
  of period...............   $  1.00      $  1.00      $  1.00      $  1.00      $ 1.00
                             -------      -------      -------      -------      -------

  Investment income.......     0.041        0.063        0.082        0.091       0.061

  Expenses................    (0.008)      (0.007)      (0.009)      (0.010)     (0.016)

  Expense reimbursement...     0.002        0.001        0.002        0.003       0.011
                             -------      -------      -------      -------      -------

  Net investment income...     0.035        0.057        0.075        0.084       0.056

  Dividends to
    unitholders...........    (0.035)      (0.057)      (0.075)      (0.084)     (0.056)
                             -------      -------      -------      -------      -------

Net asset value, end of
  period..................   $  1.00      $  1.00      $  1.00      $  1.00      $ 1.00
                             -------      -------      -------      -------      -------
                             -------      -------      -------      -------      -------

Total return..............      3.44%        6.01%        7.80%        8.91%       7.45%

Ratios/supplemental data:

  Net assets, end of
    period (000)..........   $32.961      $32,230      $25,832      $18,891      $5,079

  Ratio of expenses to
    average net assets....      0.81%        0.80%        0.88%        0.96%       2.16%(4)


  Ratio of expense
    reimbursement to
    average net assets....     (0.16%)(5)   (0.15%)(5)   (0.23%)(5)   (0.31%)(5)  (1.51)(4)(5)
                             -------      -------      -------      -------      -------

  Ratio of net expenses to
    average net assets....      0.65%        0.65%        0.65%        0.65%       0.65%(4)
                             -------      -------      -------      -------      -------
                             -------      -------      -------      -------      -------

  Ratio of net income to
    average net assets....      3.37%        5.69%        7.53%        8.49%       6.11%(4)


  (1) Commenced investment operations on March 29, 1988.


  (2) Reflects management fee reduction of 0.15% or $87,988, $134,952, $100,525 and $27,802, for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995, and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.56% of average net assets as the fee reduction went into effect on 5/2/94.



  (3) Reflects management fee reduction of $87,988 or $0.001 per unit, $134,952 or $0.002 per unit, $100,525 or $0.002 per unit, and $27,802 or $0.001 per unit for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.003, $0.007, $0.007, and $0.008 for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995 and 1994, respectively.


  (4) Annualized.


  (5) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 0.65% of average net assets.

                        CHASE TAX FREE MONEY MARKET FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Tax Free Money Market Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes as is consistent with the preservation of capital and maintenance of liquidity.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations. 'Municipal Obligations' are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax).

As a fundamental policy, under normal market conditions the Fund will have at least 80% of its total assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as 'AMT Items'). Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation.

MATURITY. The dollar weighted average maturity of the Fund will be 90 days or less. The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two NRSROs (or one NRSRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security.


MISCELLANEOUS. The Fund seeks to maintain a net asset value of $1.00 per share. The Fund is classified as a 'diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Tax Free Money Market Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.30%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.20%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.50%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5%
  annual return:
                                                                  1 Year    3 Years
                                                                  ------    -------
  Premier Shares...............................................     $5        $16



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.05%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                           CHASE TAX FREE INCOME FUND



                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Tax Free Income Fund's objective is to provide monthly dividends which are excluded from gross income for federal income tax purposes, as well as to protect the value of its shareholders' investment.

STYLE AND PORTFOLIO COMPOSITION. As a fundamental policy, under normal market conditions the Fund will have at least 80% of its total assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute an AMT Item. The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. However, the Fund does not have any present intention to invest in inverse floaters or bonds with interest rate caps.

MATURITY. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's adviser may adjust the average maturity of the Fund's portfolio based upon its assessments of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

CREDIT QUALITY. The Fund's Municipal Obligations will be rated at the time of purchase at least in the category Baa, MIG-3 or VMIG-3 by Moody's Investors Service, Inc. ('Moody's'), or BBB or SP-2 by Standard & Poor's Corporation ('S&P'), or BBB or F-3 by Fitch Investors Service, Inc. ('Fitch') or comparably rated by another NRSRO, or, if unrated, considered by the Fund's adviser to be of comparable quality. Bonds rated in the category Baa or BBB are generally considered to be investment grade obligations which are neither highly protected nor poorly secured; obligations rated MIG-3, VMIG-3, SP-2 or F-3 are generally considered to have satisfactory capacity to pay principal and interest. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'non-diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Tax Free Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                                  1 Year    3 Years
                                                                  ------    -------
  Premier Shares...............................................     $8        $24



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.25%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                      CHASE NEW YORK TAX FREE INCOME FUND



                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The New York Tax Free Income Fund's objective is to provide monthly dividends which are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, as well as to protect the value of its shareholders' investment.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily in New York Municipal Obligations. 'New York Municipal Obligations' are Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico, other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions the Fund will have at least 80% of its total assets invested in New York Municipal Obligations the interest on which, in the opinion of bond counsel, does not constitute an AMT Item. The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax and New York State and New York City personal income taxes. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. However, the Fund does not have any present intention to invest in inverse floaters or bonds with interest rate caps.

MATURITY. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's adviser may adjust the average maturity of the Fund's portfolio based upon its assessments of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

CREDIT QUALITY. The Fund's Municipal Obligations will be rated at the time of purchase at least in the category Baa, MIG-3 or VMIG-3 by Moody's or BBB or SP-2 by S&P or BBB or F-3 by Fitch or comparably rated by another NRSRO, or, if unrated, considered by the Fund's adviser to be of comparable quality. Bonds rated in the category Baa or BBB are generally considered to be investment grade obligations which are neither highly protected nor poorly secured; obligations rated MIG-3, VMIG-3, SP-2 or F-3 are generally considered to have satisfactory capacity to pay principal and interest. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'non-diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the New York Tax Free Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:
                                                                  1 Year    3 Years
                                                                  ------    -------
  Premier Shares...............................................     $8        $24



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.25%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                         CHASE SHORT-INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Short-Intermediate Term Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund seeks to preserve capital by investing in shorter-term securities; it expects the volatility in the principal value of its shorter-term investments to be more limited than that associated with investments in comparable securities having longer maturities. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'


MATURITY. As a matter of operating policy, under normal market conditions the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between two and five years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market.


MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Short-Intermediate Term Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.



ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fee.........................................................    0.50%
12b-1 Fee..............................................................     None
Other Expenses (after estimated waivers and reimbursements)*...........    0.25%
Total Fund Operating Expenses (after estimated waivers and
 reimbursements)*......................................................    0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                  1 Year     3 Years     5 Years     10 Years
                                                  ------     -------     -------     --------
 Premier Shares...............................      $8         $24         $42         $ 93


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.62% and 1.12%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the Short-Intermediate Term U.S. Government Securities Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Short-Intermediate Term U.S. Government Securities Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and the Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.



                            For the
                         period ended              For the years ended December 31,
                         June 30, 1997      ----------------------------------------------
                          (unaudited)        1996         1995         1994        1993(1)
                         -------------      -------      -------      -------      -------
Net asset value,
 beginning of period....    $ 11.66         $ 11.35      $ 10.14      $ 10.24      $ 10.00
                         -------------      -------      -------      -------      -------
 Investment income......       0.36            0.69         0.66         0.52         0.33
 Expenses...............      (0.05)          (0.10)       (0.10)       (0.09)       (0.11)(3)
 Expense
   reimbursement .......       0.01            0.01         0.02         0.02         0.07
                         -------------      -------      -------      -------      -------
 Net investment
   income ..............       0.32            0.60         0.58         0.45         0.29
 Net gains or (losses)
   on securities (both
   realized and
   unrealized)..........      (0.05)          (0.29)        0.63        (0.55)       (0.05)
                         -------------      -------      -------      -------      -------
 Total from investment
   operations...........       0.27            0.31         1.21        (0.10)        0.24
                         -------------      -------      -------      -------      -------
Net asset value, end of
 period.................    $ 11.93         $ 11.66      $ 11.35      $ 10.14      $ 10.24
                         -------------      -------      -------      -------      -------
                         -------------      -------      -------      -------      -------
Total return............       2.35%           2.68%       12.01%       (1.05%)       2.43%
Ratios/supplemental
 data:
 Net assets, end of
   period (000).........    $24,703         $28,551      $28,783      $22,992      $17,391
 Ratio of expenses to
   average net assets...       0.93%(2)        0.88%        0.91%        0.96%        1.66%(2)
 Ratio of expense
   reimbursement to
   average net assets...      (0.18%)(2)(5)   (0.13%)(5)   (0.16%)(5)   (0.21%)(5)   (0.91)(2)(5)
                         -------------      -------      -------      -------      -------
 Ratio of net expenses
   to average net

   assets ..............       0.75%(2)        0.75%        0.75%        0.75%        0.75%(2)(4)
                         -------------      -------      -------      -------      -------
                         -------------      -------      -------      -------      -------
 Ratio of net income to
   average net assets...       5.44%(2)        5.26%        5.38%        4.41%        3.76%(2)
 Portfolio turnover
   rate.................         46%            177%         187%         268%         247%
 Number of units
   outstanding at end of
   period (000).........      2,070           2,449        2,536        2,269        1,698


  (1) Commenced investment operations on April 1, 1993.
  (2) Annualized.
  (3) Reflects voluntary fee waiver of $9,789 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.13.
  (4) Does not reflect voluntary waiver of management fees of $9,789. Net of the voluntary management fee waiver, the net expense ratio is 0.60% of average net assets. This figure is annualized.

  (5) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 0.75% of average net assets.

                     CHASE U.S. GOVERNMENT SECURITIES FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The U.S. Government Securities Fund's objective is to provide current income with emphasis on the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'

MATURITY. As a matter of operating policy, under normal market conditions, the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between five and fifteen years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market. Fixed income securities with longer maturities generally have less stable market values.

MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the U.S. Government Securities Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming
  5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier....................................     $8        $24        $42        $ 93


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.25%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the U.S. Government Securities Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the U.S. Government Securities Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and the Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.



                                For the
                             period ended           For the years ended December 31,
                             June 30, 1997     -------------------------------------------
                              (unaudited)       1996        1995        1994       1993(1)
                             -------------     ------      ------      ------      -------
Net asset value, beginning
  of period ................    $ 12.76        $13.01      $10.00      $10.91      $10.00
                                 ------        ------      ------      ------      -------
  Investment income.........       0.43          0.83        0.81        0.70        0.45
  Expenses..................      (0.15)        (0.25)(3)   (0.24)(3)   (0.23)(3)   (0.36)(5)
  Expense reimbursement.....       0.10          0.16        0.16        0.15        0.31
                                 ------        ------      ------      ------      -------
  Net investment income.....       0.38          0.74        0.73        0.62        0.40
  Net gains or (losses) on
    securities (both
    realized and
    unrealized).............      (0.18)        (0.99)       2.28       (1.53)       0.51
                                 ------        ------      ------      ------      -------
  Total from investment
    operations..............       0.20         (0.25)       3.01       (0.91)       0.91

                                 ------        ------      ------      ------      -------
Net asset value, end of
  period....................    $ 12.76        $12.76      $13.01      $10.00      $10.91
                                 ------        ------      ------      ------      -------
                                 ------        ------      ------      ------      -------
Total return................       1.55%        (1.89%)     30.11%      (8.39%)      9.12%
Ratios/supplemental data:
  Net assets, end of period
    (000)...................    $ 2,669        $2,746      $2,877      $2,628      $2,916
  Ratio of expenses to
    average net assets......       2.47%(2)      1.99%       2.12%       2.28%       4.69%(2)
  Ratio of expense
    reimbursement to average
    net assets..............      (1.72%)(2)(7)  (1.24%)(7)  (1.37%)(7)  (1.53%)(7)  (3.84)(2)(7)
                                 ------        ------      ------      ------      -------
  Ratio of net expenses to
    average net assets......       0.75%(2)(4)   0.75%(4)    0.75%(4)    0.75%(4)    0.85%(6)
                                 ------        ------      ------      ------      -------
                                 ------        ------      ------      ------      -------
  Ratio of net income to
    average net assets......       6.12%(2)      6.01%       6.38%       6.23%       4.91%(2)
  Portfolio turnover rate...         12%           48%         17%        174%        232%
  Number of units
    outstanding at end of
    period (000)............        206           215         221         263         267


  (1) Commenced investment operations on April 1, 1993.

  (2) Annualized.


  (3) Reflects management fee reduction of $1,291 or $0.01 per unit, $2,757 or $0.01 per unit, $2,527 or $0.01 per unit and $1,886 or $0.01 per unit for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995 and 1994. Without management fee reduction, expense per unit is $0.16, $0.26, $0.25 and $0.24 for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995 and 1994, respectively.



  (4) Reflects management fee reduction of 0.10% or $1,291, $2,757, $2,527 and $1,886 for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994, the actual net expense ratio for the year was 0.80% of average net assets as the fee reduction went into effect on May 2, 1994.


  (5) Reflects voluntary fee waiver of $3,040 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.38.

  (6) Does not reflect voluntary waiver of management fees of $3,040. Net of the voluntary management fee waiver, the net expense ratio is 0.64% of average net assets. This figure is annualized.


  (7) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 0.85% of average net assets.

                       CHASE INTERMEDIATE TERM BOND FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Intermediate Term Bond Fund's objective is to provide current income, with consideration also given to stability of principal.

STYLE AND PORTFOLIO COMPOSITION. Primary investment emphasis is on intermediate term debt securities. Under normal market conditions, at least 70% of the Fund's total assets will be invested in bonds, notes and debentures issued by domestic or foreign issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stocks, although the Fund may acquire common stocks as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.

MATURITY. The Fund will maintain a dollar weighted average portfolio maturity ranging from three to ten years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities are securities rated in the category Baa or higher by Moody's or BBB or higher by S&P or the equivalent by another NRSRO. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.


MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Intermediate Term Bond Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................     $8        $24        $42        $ 93


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.78% and 1.28%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the Intermediate Term Bond Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Intermediate Term Bond Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1994 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.



                                 For the
                                 period
                                  ended
                                June 30,           For the years ended December 31,
                                  1997           ------------------------------------
                               (unaudited)        1996        1995           1994
                               -----------       ------      ------      ------------
Net asset value, beginning
  of period ................     $ 11.89         $11.67      $ 9.99         $10.00
                               -----------       ------      ------         ------
  Investment income.........        0.36           0.70        0.72           0.17
  Expenses..................       (0.07)         (0.16)      (0.16)         (0.08)
  Expense reimbursement.....        0.03           0.07        0.08           0.06
                               -----------       ------      ------         ------
  Net investment income.....        0.32           0.61        0.64           0.15
  Net gains or (losses) on
    securities (both
    realized and
    unrealized) ............       (0.08)         (0.39)       1.04          (0.16)
                               -----------       ------      ------         ------
  Total from investment

    operations..............        0.24           0.22        1.68          (0.01)
                               -----------       ------      ------         ------
Net asset value, end of
  period....................     $ 12.13         $11.89      $11.67         $ 9.99
                               -----------       ------      ------         ------
                               -----------       ------      ------         ------
Total return................        2.04%          1.86%      16.79%         (0.32%)
Ratios/supplemental data:
  Net assets, end of period
    (000)...................     $17,155         $6,949      $5,031         $5,124
  Ratio of expenses to
    average net assets......        1.19%(2)       1.42%       1.43%          1.38%(2)
  Ratio of expense
    reimbursement to average
    net assets..............       (0.44%)(2)(3)  (0.67%)(3)  (0.68%)(3)     (0.63%)(2)(3)
                               -----------       ------      ------         ------
  Ratio of net expenses to
    average net assets......        0.75%(2)       0.75%       0.75%          0.75%(2)
                               -----------       ------      ------         ------
                               -----------       ------      ------         ------
  Ratio of net income to
    average net assets......        5.52%(2)       5.32%       5.89%          6.12%(2)
  Portfolio turnover rate...         101%           134%        198%             7%
  Number of units
    outstanding at end of
    period (000)............       1,415            585         431            513



  (1) Commenced investment operations on October 3, 1994.


  (2) Annualized.


  (3) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 0.75% of average net assets.

                               CHASE INCOME FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Income Fund's objective is to invest in securities that earn a high level of current income with consideration also given to safety of principal.

STYLE AND PORTFOLIO COMPOSITION. Investment emphasis is on fixed income securities, primarily domestic debt securities, such as bonds, notes and debentures issued by domestic issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. Under normal market conditions, at least 70% of the Income Fund's total assets will be invested in such securities. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stock, although the Fund may acquire common stock as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.

MATURITY. Under normal market conditions it is expected that the dollar weighted average maturity of the Fund will range between five to fifteen years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.


MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.



ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................     $8        $24        $42        $ 93


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.42% and 0.92%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the Income Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Income Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.



                       For the
                       period
                        ended
                      June 30,                     For the years ended December 31,
                        1997          -----------------------------------------------------------
                     (unaudited)       1996         1995         1994        1993(1)      1992(1)
                     -----------      -------      -------      -------      -------      -------
Net asset value,
 beginning
 of period..........   $ 18.56        $ 18.21      $ 15.39      $ 16.11      $ 14.62      $ 13.90
                     -----------      -------      -------      -------      -------      -------
 Investment
   income...........       .61           1.14         1.09         0.97         0.97         1.02
 Expenses...........      (.08)(3)      (0.15)(3)    (0.14)(3)    (0.14)(3)    (0.17)       (0.16)
 Expense
   reimbursement....       .01           0.01         0.02         0.01         0.02         0.02
                     -----------      -------      -------      -------      -------      -------
 Net investment
   income...........       .54           1.00         0.97         0.84         0.82         0.88
 Net gains or
   (losses) on
   securities (both
   realized and
   unrealized)......     (0.11)         (0.65)        1.85        (1.56)        0.67        (0.16)
                     -----------      -------      -------      -------      -------      -------
 Total from
   investment
   operations.......       .43           0.35         2.82        (0.72)        1.49         0.72
                     -----------      -------      -------      -------      -------      -------
Net asset value, end
 of period..........   $ 18.99        $ 18.56      $ 18.21      $ 15.39      $ 16.11      $ 14.62
                     -----------      -------      -------      -------      -------      -------
                     -----------      -------      -------      -------      -------      -------
Total return........      2.31%          1.91%       18.38%       (4.47%)      10.18%        5.13%
Ratios/supplemental
 data:
 Net assets, end of
   period (000).....   $49,711        $53,614      $57,452      $52,235      $76,085      $64,509
 Ratio of expenses

   to average net
   assets...........      0.84%(5)       0.82%        0.83%        0.82%        1.09%        1.17%
 Ratio of expense
   reimbursement to
   average net
   assets...........      (.09)%(5)(6)   (0.07%)(6)   (0.08%)(6)   (0.07%)(6)   (0.09%)(6)   (0.17%)(6)
                     -----------      -------      -------      -------      -------      -------
 Ratio of net
   expenses to
   average net
   assets...........       .75%(4)(5)    0.75%(4)     0.75%(4)     0.75%(4)     1.00%        1.00%
                     -----------      -------      -------      -------      -------      -------
                     -----------      -------      -------      -------      -------      -------
 Ratio of net income
   to average net
   assets...........      5.82%(5)       5.58%        5.77%        5.43%        5.20%        6.21%
 Portfolio turnover
   rate.............        73%            72%          93%         239%         156%         285%
 Number of units
   outstanding at
   end of period
   (000)............     2,617          2,889        3,154        3,395        4,724        4,413

                                            For the years ended December 31,
                                     -----------------------------------------------
                                     1991(1)      1990(1)      1989(1)    1988(1)(2)
                                     -------      -------      -------    ----------
Net asset value, beginning of
  period............................ $ 12.22      $ 11.47      $ 10.39      $10.00
                                     -------      -------      -------    ----------
  Investment income.................    0.97         1.02         0.96        0.69
  Expenses..........................   (0.15)       (0.14)       (0.15)      (0.16)
  Expense reimbursement.............    0.02         0.03         0.04        0.08
                                     -------      -------      -------    ----------
  Net investment income.............    0.84         0.91         0.85        0.61
  Net gains or (losses) on
    securities (both realized and
    unrealized).....................    0.84        (0.16)        0.23       (0.22)
                                     -------      -------      -------    ----------
  Total from investment
    operations......................    1.68         0.75         1.08        0.39
                                     -------      -------      -------    ----------
Net asset value, end of period...... $ 13.90      $ 12.22      $ 11.47      $10.39
                                     -------      -------      -------    ----------

                                     -------      -------      -------    ----------
Total return........................   13.73%        6.60%       10.37%       5.23%
Ratios/supplemental data:
  Net assets, end of period (000)... $41,872      $19,353      $13,548      $6,095
  Ratio of expenses to average net
    assets..........................    1.18%        1.24%        1.32%       2.15%(5)
  Ratio of expense reimbursement to
    average net assets..............   (0.18%)(6)   (0.24%)(6)   (0.32%)(6)    (1.15%)(5)(6)
                                     -------      -------      -------    ----------
  Ratio of net expenses to average
    net assets......................    1.00%        1.00%        1.00%       1.00%(5)
                                     -------      -------      -------    ----------
                                     -------      -------      -------    ----------
  Ratio of net income to average
    net assets......................    6.57%        7.91%        7.65%       7.97%(5)
  Portfolio turnover rate...........     304%         241%         361%        110%
  Number of units outstanding at end
    of period (000).................   3.012        1,583        1,181         586

  (1) Amounts for the years 1988-1993 are adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

  (2) Commenced investment operations on March 29, 1988.


  (3) Reflects management fee reduction of $65,096 or $0.03 per unit, $135,137 or $0.05 per unit, $136,617 or $0.04 per unit, and $99,627 or $0.03 per unit for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995, and 1994, respectively. Without management fee reduction, expense per unit is $0.11, $0.18, $0.18 and $0.17 for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995, and 1994, respectively.



  (4) Reflects management fee reduction of 0.25% or $65,096, $135,137, $136,617, and $99,627 for the six months ended June 30, 1997, and for the years ended December 31, 1996, 1995, and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.80% of average net assets as the fee reduction went into effect on 5/2/94.


  (5) Annualized.


  (6) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 1.00% of average net assets.

                              CHASE BALANCED FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Balanced Fund's objective is to provide a balance of current income and growth of capital.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ a combination of (1) an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe, and (2) an active fixed income management style using primarily domestic debt securities. Under normal market conditions, 30% to 70% of the Fund's total assets will be invested in equity-based securities, which include common stocks and those debt securities and preferred stock that are convertible into common stock. Under normal market conditions, at least 25% of the value of the total assets of the Fund will be invested in U.S. Government securities and fixed income senior securities other than convertible securities. The Fund's adviser may alter the relative portion of the Fund's assets invested in equity-based and fixed income securities depending on its judgment as to general market and economic conditions and trends, yields and interest rates and changes in monetary policies.



EQUITY-BASED INVESTMENTS.
The Fund's equity investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price/earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings growth and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuations given growth potential.


MATURITY. The average maturity of fixed income securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Balanced Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.61% and 1.36%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the Balanced Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Balanced Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.



                         For the
                         period
                          ended
                        June 30,                 For the years ended December 31,
                          1997           -------------------------------------------------
                       (unaudited)        1996          1995          1994         1993(1)
                       -----------       -------       -------       -------       -------
Net asset value,
  beginning of
  period..............   $ 23.66         $ 21.25       $ 17.16       $ 17.56       $ 16.57
                       -----------       -------       -------       -------       -------
  Investment income...      0.46            0.85          0.76          0.63          0.64
  Expenses............     (0.15)          (0.26)        (0.23)        (0.20)        (0.19)
  Expense
    reimbursement.....      0.03            0.04          0.04          0.03          0.02
                       -----------       -------       -------       -------       -------
  Net investment
    income ...........      0.34            0.63          0.57          0.46          0.47
  Net gains or
    (losses) on
    securities (both
    realized and
    unrealized).......      2.93            1.78          3.52         (0.86)         0.52
                       -----------       -------       -------       -------       -------
  Total from
    investment

    operations........      3.27            2.41          4.09         (0.40)         0.99
                       -----------       -------       -------       -------       -------
Net asset value, end
  of period...........   $ 26.93         $ 23.66       $ 21.25       $ 17.16       $ 17.56
                       -----------       -------       -------       -------       -------
                       -----------       -------       -------       -------       -------
Total return..........     13.82%          11.31%        23.83%        (2.27%)        6.01%
Ratios/supplemental
  data:
  Net assets, end of
    period (000)......   $25,323         $22,631       $21,471       $22,802       $37,276
  Ratio of expenses to
    average net
    assets............      1.19%(3)        1.17%         1.17%         1.17%         1.10%
  Ratio of expense
    reimbursement to
    average net
    assets............      0.19%(3)(4)    (0.17%)(4)    (0.17%)(4)    (0.17%)(4)    (0.10%)(4)
                       -----------       -------       -------       -------       -------
  Ratio of net
    expenses to
    average net
    assets............      1.00%(3)        1.00%         1.00%         1.00%         1.00%
                       -----------       -------       -------       -------       -------
                       -----------       -------       -------       -------       -------
  Ratio of net income
    to average net
    assets............      2.71%(3)        2.82%         2.94%         2.69%         2.78%
  Portfolio turnover
    rate .............        35%             70%           98%          157%          148%
  Number of units
    outstanding at end
    of period (000)...       943             957         1,011         1,328         2,123

                                       For the years ended December 31,
                       ----------------------------------------------------------------
                       1992(1)       1991(1)       1990(1)       1989(1)     1988(1)(2)
                       -------       -------       -------       -------     ----------
Net asset value,
  beginning of
  period.............. $ 15.73       $ 12.67       $ 12.50       $ 10.57       $10.00
                       -------       -------       -------       -------     ----------
  Investment income...    0.68          0.68          0.77          0.77         0.44

  Expenses............   (0.18)        (0.18)        (0.16)        (0.18)       (0.28)
  Expense
    reimbursement.....    0.02          0.04          0.03          0.06         0.21
                       -------       -------       -------       -------     ----------
  Net investment
    income............    0.52          0.54          0.64          0.65         0.37
  Net gains or
    (losses) on
    securities (both
    realized and
    unrealized).......    0.32          2.52         (0.47)         1.28         0.20
                       -------       -------       -------       -------     ----------
  Total from
    investment
    operations........    0.84          3.06          0.17          1.93         0.57
                       -------       -------       -------       -------     ----------
Net asset value, end
  of
  period.............. $ 16.57       $ 15.73       $ 12.67       $ 12.50       $10.57
                       -------       -------       -------       -------     ----------
                       -------       -------       -------       -------     ----------
Total return..........    5.32%        24.16%         1.34%        18.26%        7.68%
Ratios/supplemental
  data:
  Net assets, end of
    period (000)...... $51,092       $30,542       $17,373       $10,965       $2,890
  Ratio of expenses to
    average net
    assets............    1.17%         1.20%         1.26%         1.49%        3.83%(3)
  Ratio of expense
    reimbursement to
    average net
    assets............   (0.17%)(4)    (0.20%)(4)    (0.26%)(4)    (0.49%)(4)    (2.83%)(3)(4)
                       -------       -------       -------       -------     ----------
  Ratio of net
    expenses to
    average net
    assets............    1.00%         1.00%         1.00%         1.00%        1.00%(3)
                       -------       -------       -------       -------     ----------
                       -------       -------       -------       -------     ----------
  Ratio of net income
    to average net
    assets............    3.33%         3.77%         5.27%         5.35%        4.92%(3)
  Portfolio turnover
    rate (fixed
    income)...........     187%          213%          141%          217%          90%
  Portfolio turnover
    rate (equity
    based)............      25%           39%           42%          124%          15%
  Number of units
    outstanding at end
    of period (000)...   3,084         1,942         1,371           877          273



  (1) Amounts for the years 1988-1993 are adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

  (2) Commenced investment operations on March 29, 1988.

  (3) Annualized.


  (4) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 1.00% of average net assets.

                            CHASE EQUITY INCOME FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Equity Income Fund's objective is to invest in securities that provide both capital appreciation as well as current income.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on both earnings momentum and value within an income-oriented stock universe. Investment emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities, money market instruments and non-income producing equity securities.



EQUITY-BASED INVESTMENTS. The Fund will emphasize companies displaying one or more of the following characteristics: above average dividend yield, a consistent dividend record, below average market volatility, attractive earnings momentum, below market price/earnings ratios, and a market capitalization in excess of $500 million.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.37% and 1.12%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS;

ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the Equity Income Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Equity Income Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.



                          For the
                          period
                           ended
                         June 30,                        For the years ended December 31,
                           1997           ---------------------------------------------------------------
                        (unaudited)        1996          1995          1994         1993(1)       1992(1)
                        -----------       -------       -------       -------       -------       -------
Net asset value,
  beginning of
  period...............   $ 28.21         $ 23.93       $ 17.90       $ 18.52       $ 16.49       $ 15.60
                        -----------       -------       -------       -------       -------       -------
  Investment income....       .33            0.69          0.65          0.57          0.52          0.55
  Expenses.............      (.16)          (0.27)        (0.23)        (0.20)        (0.20)(3)     (0.19)
  Expense
    reimbursement......       .01            0.01          0.02          0.02          0.03          0.03
                        -----------       -------       -------       -------       -------       -------
  Net investment
    income.............       .18            0.43          0.44          0.39          0.35          0.39
  Net gains or (losses)
    on securities (both
    realized and
    unrealized)........      5.53            3.85          5.59         (1.01)         1.68          0.50

                        -----------       -------       -------       -------       -------       -------
  Total from investment
    operations ........      5.71            4.28          6.03         (0.62)         2.03          0.89
                        -----------       -------       -------       -------       -------       -------
Net asset value, end of
  period...............   $ 33.92         $ 28.21       $ 23.93       $ 17.90       $ 18.52       $ 16.49
                        -----------       -------       -------       -------       -------       -------
                        -----------       -------       -------       -------       -------       -------
Total return...........     20.24%          17.87%        33.72%        (3.37%)       12.34%         5.61%
Ratios/supplemental
  data:
  Net assets, end of
    period (000).......   $69,799         $63,390       $54,985       $39,296       $41,605       $22,908
  Ratio of expenses to
    average net
    assets.............      1.07%(5)        1.07%         1.09%         1.12%         1.21%         1.24%
  Ratio of expense
    reimbursement to
    average net
    assets.............     (0.07%)(5)(6)   (0.07%)(6)    (0.09%)(6)    (0.12%)(6)    (0.21%)(6)    (0.24%)(6)
                        -----------       -------       -------       -------       -------       -------
  Ratio of net expenses
    to average net
    assets.............      1.00%(5)        1.00%         1.00%         1.00%         1.00%(4)      1.00%
                        -----------       -------       -------       -------       -------       -------
                        -----------       -------       -------       -------       -------       -------
  Ratio of net income
    to average net
    assets.............      1.17%(5)        1.67%         2.10%         2.13%         1.98%         2.52%
  Portfolio turnover
    rate...............         2%             24%           11%           42%           40%           25%
  Number of units
    outstanding at end
    of period (000)....     2,058           2,247         2,297         2,195         2,246         1,389

                                             For the years ended December 31,
                                     -------------------------------------------------
                                     1991(1)       1990(1)       1989(1)    1988(1)(2)
                                     -------       -------       -------    ----------
Net asset value, beginning of
  period............................ $ 12.79       $13.38        $10.93       $10.00
                                     -------       -------       -------    ----------
  Investment income.................    0.61         0.66          0.59         0.42

  Expenses..........................   (0.20)       (0.18)        (0.20)       (0.22)
  Expense reimbursement.............    0.05         0.06          0.07         0.14
                                     -------       -------       -------    ----------
  Net investment income.............    0.46         0.54          0.46         0.34
  Net gains or (losses) on
    securities (both realized and
    unrealized).....................    2.35        (1.13)         1.99         0.59
                                     -------       -------       -------    ----------
  Total from investment
    operations......................    2.81        (0.59)         2.45         0.93
                                     -------       -------       -------    ----------
Net asset value, end of period...... $ 15.60       $12.79        $13.38       $10.93
                                     -------       -------       -------    ----------
                                     -------       -------       -------    ----------
Total return........................   22.10%       (4.40%)       22.50%       12.44%
Ratios/supplemental data:
  Net assets, end of period (000)... $14,092       $6,180        $4,948       $3,782
  Ratio of expenses to average net
    assets..........................    1.34%        1.46%         1.59%        2.80%(5)
  Ratio of expense reimbursement to
    average net assets..............   (0.34%)(6)   (0.46%)(6)    (0.59%)(6)   (1.80%)(5)(6)
                                     -------       -------       -------    ----------
  Ratio of net expenses to average
    net assets .....................    1.00%        1.00%         1.00%        1.00%(5)
                                     -------       -------       -------    ----------
                                     -------       -------       -------    ----------
  Ratio of net income to average net
    assets..........................    3.25%        4.26%         3.73%        4.37%(5)
  Portfolio turnover rate...........      39%          42%          124%          15%
  Number of units outstanding at end
    of period (000).................     903          483           370          346


  (1) Amounts for the years 1988-1993 are adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

  (2) Commenced investment operations on March 29, 1988.

  (3) Reflects voluntary fee waiver of $17,330 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.

  (4) Does not reflect voluntary waiver of management fees of $17,330. Net of the voluntary management fee waiver, the net expense ratio is 0.95% of average net assets.

  (5) Annualized.


  (6) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 1.00% of average net assets.

                             CHASE CORE EQUITY FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Core Equity Fund's objective is to maximize total investment return through emphasis on long-term capital appreciation and current income consistent with reasonable risk.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within the S&P 500 stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.



EQUITY-BASED INVESTMENTS. The Fund will typically emphasize companies displaying one or more of the following characteristics: superior and stable record of earnings growth relative to the equity markets in general, return on assets and equity equal to or greater than the equity markets averages, and projected earnings growth at a rate equal to or greater than the equity markets, and a market capitalization in excess of $500 million. The Fund's assets will be allocated among both the growth and cyclical sectors of the economy.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Core Equity Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.49% and 1.24%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the Core Equity Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Core Equity Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.



                             For the
                           period ended               For the years ended December 31,
                          June 30, 1997       ------------------------------------------------
                           (unaudited)         1996           1995         1994        1993(1)
                          --------------      -------        -------      -------      -------
Net asset value,
 beginning of
 period...............      $    15.94        $ 13.01        $ 10.36      $ 10.80      $ 10.00
                          --------------      -------        -------      -------      -------
 Investment income....             .16           0.30           0.29         0.28         0.21
 Expenses.............            (.10)         (0.16)         (0.14)       (0.13)       (0.20)(3)
 Expense
   reimbursement .....             .01           0.02           0.02         0.03         0.13
                          --------------      -------        -------      -------      -------
 Net investment
   income ............             .07           0.16           0.17         0.18         0.14
 Net gains or (losses)
   on securities (both
   realized and
   unrealized)........            3.12           2.77           2.48        (0.62)        0.66
                          --------------      -------        -------      -------      -------
 Total from investment
   operations.........            3.19           2.93           2.65        (0.44)        0.80
                          --------------      -------        -------      -------      -------
Net asset value, end
 of period............      $    19.13        $ 15.94        $ 13.01      $ 10.36      $ 10.80
                          --------------      -------        -------      -------      -------
                          --------------      -------        -------      -------      -------
Total return..........           20.03%         22.54%         25.53%       (4.03%)       7.95%
Ratios/supplemental
 data:
 Net assets, end of
   period (000).......      $   37,461        $28,584        $24,367      $21,035      $11,718
 Ratio of expenses to
   average net
   assets.............            1.15%(2)       1.14%          1.17%        1.27%        2.74%(2)
 Ratio of expense
   reimbursement to
   average net

   assets.............           (0.15%)(2)(5)   (0.14%)(5)    (0.17%)(5)   (0.27%)(5)   (1.74)(2)(5)
                          --------------      -------        -------      -------      -------
 Ratio of net expenses
   to average net
   assets.............            1.00%(2)       1.00%          1.00%        1.00%        1.00%(4)
                          --------------      -------        -------      -------      -------
                          --------------      -------        -------      -------      -------
 Ratio of net income
   to average net
   assets.............             .86%(2)       1.10%          1.44%        1.68%        1.84%(2)
 Portfolio turnover
   rate...............              14%            29%           133%         129%          83%
 Number of units
   outstanding at end
   of period (000)....           1,958          1,793          1,874        2,030        1,086



  (1) Commenced investment operations on April 1, 1993.


  (2) Annualized.

  (3) Reflects voluntary fee waiver of $6,949 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.

  (4) Does not reflect voluntary waiver of management fees of $6,949. Net of the voluntary management fee waiver, the net expense ratio is 0.79% of average net assets. This figure is annualized.


  (5) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 1.00% of average net assets.

                            CHASE EQUITY GROWTH FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Equity Growth Fund's objective is to provide capital appreciation. Current income is a secondary objective.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.



EQUITY-BASED INVESTMENTS. The Fund's investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price-earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuation given growth potential.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Growth Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%



EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.37% and 1.12%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS


Effective January 1, 1998, the Equity Growth Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Equity Growth Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.




                                 For the
                              period ended                 For the years ended December 31,
                              June 30, 1997        -------------------------------------------------
                               (Unaudited)          1996          1995          1994         1993(1)
                              -------------        -------       -------       -------       -------
Net asset value, beginning
 of period..................     $ 27.95           $ 23.20       $ 18.44       $ 18.61       $ 18.16
                                  ------           -------       -------       -------       -------
 Investment income..........        0.19              0.35          0.38          0.38          0.38
 Expenses...................       (0.16)            (0.27)        (0.23)        (0.21)        (0.21)(3)
 Expense reimbursement .....        0.01              0.02          0.02          0.03          0.03
                                  ------           -------       -------       -------       -------
 Net investment income .....        0.04              0.10          0.17          0.20          0.20
 Net gains or (losses) on
   securities (both realized
   and unrealized)..........        6.71              4.65          4.59         (0.37)         0.25
                                  ------           -------       -------       -------       -------
 Total from investment
   operations...............        6.75              4.75          4.76         (0.17)         0.45
                                  ------           -------       -------       -------       -------
Net asset value, end of
 period.....................     $ 34.70           $ 27.95       $ 23.20       $ 18.44       $ 18.61
                                  ------           -------       -------       -------       -------
                                  ------           -------       -------       -------       -------
Total return................       24.11%            20.52%        25.78%        (0.90%)        2.48%
Ratios/supplemental data:
 Net assets, end of period
   (000)....................     $70,467           $57,328       $45,578       $36,683       $30,648
 Ratio of expenses to
   average net assets.......        1.08%(5)          1.08%         1.10%         1.17%         1.21%
 Ratio of expense
   reimbursement to average
   net assets...............       (0.08%)(5)(6)     (0.08%)(6)    (0.10%)(6)    (0.17%)(6)    (0.21%)(6)
                                  ------           -------       -------       -------       -------
 Ratio of net expenses to
   average net assets.......        1.00%(5)          1.00%         1.00%         1.00%         1.00%(4)
                                  ------           -------       -------       -------       -------
                                  ------           -------       -------       -------       -------
 Ratio of net income to
   average net assets.......        0.25%(5)          0.41%         0.78%         1.07%         1.12%
 Portfolio turnover rate....          19%               62%           99%          116%           97%
 Number of units outstanding
   at end of period (000)...       2,031             2,051         1,965         1,989         1,646

                                          For the years ended December 31,
                            ------------------------------------------------------------
                            1992(1)      1991(1)      1990(1)      1989(1)    1988(1)(2)
                            -------      -------      -------      -------    ----------
Net asset value,
  beginning of
  period...............     $ 17.06      $ 12.96      $13.15       $10.48       $10.00
                            -------      -------      -------      -------    ----------
  Investment income....        0.36         0.42        0.39         0.49         0.21
  Expenses.............       (0.21)       (0.21)      (0.20)       (0.24)       (0.22)
  Expense
    reimbursement......        0.04         0.05        0.07         0.11         0.15
                            -------      -------      -------      -------    ----------
  Net investment
    income.............        0.19         0.26        0.26         0.36         0.14
  Net gains or (losses)
    on securities (both
    realized and
    unrealized)........        0.91         3.84       (0.45)        2.31         0.34
                            -------      -------      -------      -------    ----------
  Total from investment
    operations.........        1.10         4.10       (0.19)        2.67         0.48
                            -------      -------      -------      -------    ----------
Net asset value, end of
  period...............     $ 18.16      $ 17.06      $12.96       $13.15       $10.48
                            -------      -------      -------      -------    ----------
                            -------      -------      -------      -------    ----------
Total return...........        6.43%       31.69%      (1.45%)      25.73%        6.15%
Ratios/supplemental
  data:
  Net assets, end of
    period (000).......     $25,514      $16,716      $5,357       $2,839       $2,576
  Ratio of expenses to
    average net
    assets.............        1.23%        1.32%       1.56%        1.91%        2.92%(5)
  Ratio of expense
    reimbursement to
    average net
    assets.............       (0.23%)(6)   (0.32%)(6)  (0.56%)(6)   (0.91%)(6)   (1.92%)(5)(6)
                            -------      -------      -------      -------    ----------
  Ratio of net expenses
    to average net
    assets ............        1.00%        1.00%       1.00%        1.00%        1.00%(5)
                            -------      -------      -------      -------    ----------
                            -------      -------      -------      -------    ----------
  Ratio of net income
    to average net
    assets ............        1.16%        1.73%       2.03%        2.95%        1.84%(5)
  Portfolio turnover
    rate...............          99%         135%        156%         235%          80%

  Number of units
    outstanding at end
    of period (000)....       1,405          980         413          216          246


  (1) Amounts for the years 1988-1993 are adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

  (2) Commenced investment operations on March 29, 1988.

  (3) Reflects voluntary fee waiver of $11,479 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.22.

  (4) Does not reflect voluntary waiver of management fees of $11,479. Net of the voluntary management fee waiver, the net expense ratio is 0.96% of average net assets.

  (5) Annualized.


  (6) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 1.00% of average net assets.

                           CHASE MID CAP GROWTH FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Mid Cap Growth Fund's objective is to provide long-term capital growth. Current income, if any, is a consideration incidental to the Fund's objective of long-term capital growth.

STYLE AND PORTFOLIO COMPOSITION. The Fund will invest primarily in a broad portfolio of common stocks. Under normal market conditions, the Fund will invest at least 70% of its total assets in common stocks of mid cap companies. The Fund may invest any portion of its assets not invested as described above in other types of securities, including equity securities of small and large cap companies, fixed income securities and money market instruments.

EQUITY-BASED INVESTMENTS. The Fund will seek to invest primarily in stocks of companies with market capitalizations of $750 million to $4 billion. The Fund will target companies which have one or more of the following characteristics: a sound balance sheet, strong earnings momentum and high levels of profitability. In selecting equity-based securities, the Fund's adviser adopts an active management style, stressing first fundamental security selection, with secondary consideration given to factors such as sector weighting and market timing.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. Investments in mid cap companies may be more volatile than investments in companies with greater capitalization, as described under 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Mid Cap Growth Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.50%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                        CHASE SMALL CAPITALIZATION FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Small Cap Fund's objective is to provide capital appreciation. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration of the Fund.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on delivering risk and return characteristics representative of a small capitalization asset class. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities of small cap issuers. The Fund may invest any portion of its assets not invested as described above in other types of securities, including equity securities of mid and large cap companies, fixed income securities and money market instruments.



EQUITY-BASED INVESTMENTS. The Fund investments are typically made in companies displaying one or more of the following characteristics: above market average price/earnings ratios and price/book ratios, below average dividend yield and above average market volatility. In addition, small capitalization companies will be emphasized that possess one or more of the following: high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a sound financial position and a relatively high rate of return of invested capital so that future growth can be financed from internal sources. The Fund primarily targets companies with market capitalizations of $100 million to $1 billion at time of purchase. Purchases are a direct result of a disciplined stock selection process focusing on identifying attractively valued stock of companies with positive business fundamentals.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. Investments in smaller companies may be more volatile than investments in companies with greater capitalization, as described under 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Small Cap Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements*...........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements*.....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                              1 Year    3 Years    5 Years    10 Years
                                              ------    -------    -------    --------
  Premier Shares...........................    $ 10       $32        $55        $122



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.54% and 1.29%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL_ HIGHLIGHTS

Effective January 1, 1998, the Small Capitalization Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Small Capitalization Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1996 and Semi-Annual Report for the period ended June 30, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report and Semi-Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1996 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.



                             For the
                             period
                              ended
                            June 30,             For the years ended December 31,
                              1997          ------------------------------------------
                           (unaudited)       1996        1995        1994      1993(1)
                           -----------      -------     -------     ------     -------
Net asset value, beginning
  of
  period...................   $ 17.55       $ 13.41     $ 10.23     $10.89     $10.00
                           -----------      -------     -------     ------     -------
  Investment income........      0.09          0.16        0.17       0.16       0.09
  Expenses.................     (0.10)        (0.18)(3)   (0.16)(3)  (0.15)(3)  (0.17)(5)

  Expense reimbursement....      0.01          0.03        0.04       0.05       0.10
                           -----------      -------     -------     ------     -------
  Net investment income....      0.00          0.01        0.05       0.06       0.02
  Net gains or (losses) on
    securities (both
    realized and
    unrealized)............      1.99          4.13        3.13      (0.72)      0.87
                           -----------      -------     -------     ------     -------
  Total from investment
    operations.............      1.99          4.14        3.18      (0.66)      0.89
                           -----------      -------     -------     ------     -------
Net asset value, end of
  period...................   $ 19.54       $ 17.55     $ 13.41     $10.23     $10.89
                           -----------      -------     -------     ------     -------
                           -----------      -------     -------     ------     -------
Total return...............     11.32%        30.88%      31.14%     (6.12%)     8.94%
Ratios/supplemental data:
  Net assets, end of period
    (000) .................   $30,817       $20,750     $12,848     $9,267     $9,838
  Ratio of expenses to
    average net assets.....      1.22%(4)      1.22%       1.35%      1.45%      2.46%(4)
  Ratio of expense
    reimbursement to
    average net assets.....     (0.22%)(4)(7)   (0.22%)(7)   (0.35%)(7)  (0.45%)(7)  (1.31)(4)(7)
                           -----------      -------     -------     ------     -------
  Ratio of net expenses to
    average net assets.....      1.00%(4)      1.00%(2)    1.00%(2)   1.00%(2)   1.15%(6)
                           -----------      -------     -------     ------     -------
                           -----------      -------     -------     ------     -------
  Ratio of net income to
    average net assets.....     63.01%(4)      0.04%       0.46%      0.55%      0.28%(4)
  Portfolio turnover
    rate...................        26%           68%         89%       120%       161%
  Number of units
    outstanding at end of
    period (000)...........     1,577         1,182         958        906        903


  (1) Commenced investment operations on April 1, 1993.

  (2) Reflects management fee reduction of 0.15% or $17,690, $24,219, $15,584 and $9,153 for the six months ended June 30, 1997 and for the years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 1.06% of average net assets as the fee reduction went into effect on 5/2/94.


  (3) Reflects management fee reduction of $17,690 or $0.01 per unit, $24,219 or $0.02 per unit, $15,584 or $0.02 per unit and $9,153 or $0.01 per unit for the six months ended June 30, 1997 and for the years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.11, $0.19, $0.17 and $0.16 for the six months ended June 30, 1997 and for the years ended December 31, 1996, 1995 and 1994, respectively.

  (4) Annualized.
  (5) Reflects voluntary fee waiver of $14,349 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.19.
  (6) Does not reflect voluntary waiver of management fees of $14,349. Net of the voluntary management fee waiver, the net expense ratio is 0.82% of average net assets. This figure is annualized.

  (7) Reflects agreement in effect for periods prior to January 1, 1998 to reimburse expenses in excess of 1.15% of average net assets.

                        CHASE INTERNATIONAL EQUITY FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The International Equity Fund's objective is to provide total return from long-term capital growth and income.

STYLE AND PORTFOLIO COMPOSITION. The Fund will invest principally (under normal market conditions, at least 65% of its total assets) in a broad portfolio of marketable equity securities of established foreign companies organized in countries other than the U.S. and foreign subsidiaries of U.S. companies participating in foreign economies. These will include common stocks, preferred stocks, securities convertible into common stocks, and warrants to purchase common stocks.

The Fund's adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Fund's adviser attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Fund will seek to diversify investments broadly among issuers in various countries and, normally, the Fund's portfolio will include securities of issuers located in at least three different countries other than the U.S. The Fund may invest a substantial portion of its assets in one or more of such countries.


The Fund intends to invest in companies based in (or governments located in) the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, Netherlands, France, Switzerland, Italy and Spain), Scandinavia, Australia, Canada and such other areas and countries as the Fund's adviser may determine from time to time. Because the Fund invests a large portion of its assets in countries comprising the Morgan Stanley Capital International Europe, Australia and Far East Index, which is heavily weighted towards companies based in Japan and the United Kingdom, a substantial portion of the Fund's assets may be invested in companies based in Japan, the United Kingdom and/or other countries represented in the Index. However, investments may be made from time to time in companies in, or governments of, developing countries.


The Fund's adviser will allocate investments among securities denominated in the U.S. dollar and currencies of foreign countries. The adviser may adjust the Fund's exposure to each currency based on its perception of the most favorable markets and issuers. The percentage of the Fund's assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the adviser's assessment of the relative yield and appreciation potential of such securities and the current and anticipated relationship of a country's currency to the U.S. dollar. Fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends are some of the principal factors which may be considered by the Fund's adviser in determining whether to increase or decrease the emphasis placed upon a particular type of security, industry sector, country or currency. Securities purchased by the Fund may be denominated in a currency other than that of the country in which the issuer is domiciled.

Primary emphasis will be placed on equity securities and securities with equity features. However, the Fund may invest in any type of debt security including, but not limited to, other convertible securities, bonds, notes and other debt securities of foreign governmental and private issuers, and various derivative securities.

The Fund will not invest more than 25% of its net assets in debt securities denominated in a single currency other than the U.S. dollar, nor will it invest more than 25% of its net assets in debt securities issued by a single foreign government or supranational organization.

EQUITY-BASED INVESTMENTS. The Fund may invest in securities of companies of various sizes, including smaller companies whose securities may be more volatile and less liquid than securities of larger companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.


MISCELLANEOUS. Investments in foreign securities involve a higher degree of risk than investments in U.S. securities, as described under 'Common Investment Policies-- Other Investment Practices-- Foreign Securities' and 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the International Equity Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   1.00%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming
  5% annual return:

                                                                  1 Year    3 Years
                                                                  ------    -------
  Premier Shares...............................................    $ 13       $40



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.75%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.



The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

COMMON INVESTMENT
POLICIES

Although the Money Market Fund and Tax Free Money Market Fund each seek to be fully invested, at times they may hold uninvested cash reserves, which would adversely affect their yield.

Each Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, a Fund may invest without limitation in these instruments. At times when the advisers of the Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund, Mid Cap Growth Fund, Small Cap Fund, or International Equity Fund (the 'Equity Funds') deem it advisable to limit the Fund's exposure to the equity markets, each Equity Fund may invest without limitation in investment grade fixed income securities (exclusive of any investments in money market instruments). To the extent a Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Fixed income securities in each Fund's portfolio may include, to the extent permitted by the Fund's investment policies, bonds, notes, mortgage-related securities, asset-backed securities, government and government agency and instrumentality obligations, zero coupon securities, convertible securities and money market instruments, as discussed below.

In determining the credit quality of a fixed income security, each Fund's adviser will consider the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

In making investment decisions for the Tax Free Income Fund, the New York Tax Free Income Fund, the Short-Intermediate Term Fund, the U.S. Government Securities Fund, the Intermediate Term Bond Fund and the Income Fund (the 'Fixed Income Funds'), each such Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. Each Fixed Income Fund's adviser will adjust such Fund's investments in particular securities or types of securities based upon its appraisal of changing economic conditions and trends. Each Fixed Income Fund's adviser may sell one security and purchase another security of comparable quality and maturity in order to take advantage of what it believes to be short-term differentials in market values or yield disparities.

The maturity of securities with put features will be measured based on the next put date, and the maturity of mortgage-backed and asset-backed securities will be based on their weighted average lives.

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund. See 'Unique Characteristics of Master/Feeder Structure.'


The Tax Free Income Fund and New York Tax Free Income Fund are classified as 'non-diversified' funds under federal securities laws. These Funds' assets may be more concentrated in the securities of any single issuer or group of issuers than if the Funds were diversified. The other Funds are classified as 'diversified' funds under federal securities laws.


No Fund is intended to be a complete investment program, and there is no assurance that any Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES

The Funds may also engage in the following investment practices when consistent with their overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.


FOREIGN SECURITIES. The Tax Free Money Market Fund, Tax Free Income Fund and New York Tax Free Income Fund (the 'Tax Free Funds') will invest in Municipal Obligations, which may be backed by foreign institutions as discussed below under 'Additional Investment Policies of the Tax Free Funds.' The International Equity Fund may invest without limitation in foreign securities, including Depositary Receipts, which are described below. The Money Market Fund may invest up to 30% of its total assets in securities of foreign governments and supranational agencies. The Money Market Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Each other Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts.


Since foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of a Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if a Fund invests in emerging market securities.

DEPOSITARY RECEIPTS. Each of the Equity Funds, the Intermediate Term Bond Fund and the Income Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, 'Depositary Receipts'). Each Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Each Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

SUPRANATIONAL AND ECU OBLIGATIONS. Each Fund other than the Tax Free Funds may invest in debt securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing. Each such Fund may also invest in securities denominated in the ECU, which is a 'basket' consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Treasury obligations, which are bills, notes and bonds backed by the full faith and credit of the U.S. Government as to payment of principal and interest which generally differ only in their interest rates and maturities. Each Fund also may invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities including obligations that are supported by the full faith and credit of the U.S. Treasury, the limited authority of the issuer or guarantor to borrow from the U.S. Treasury, or only the credit of the issuer or guarantor. In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.


MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. Each Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.


BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as 'leveraging.' Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Funds would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

CONVERTIBLE SECURITIES. Each Fund other than the Money Market Fund and the Tax Free Funds may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.


OTHER INVESTMENT COMPANIES. Apart from being able to invest all of its investable assets in another investment company having substantially the same investment objectives and policies, each Fund may invest up to 10% of its total assets in shares of other registered investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees will be charged by such other investment companies.

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

ZERO COUPON SECURITIES, PAYMENT-IN-KIND OBLIGATIONS AND STRIPPED
OBLIGATIONS. The Short-Intermediate Term Fund and U.S. Government Securities Fund may invest without limitation in zero coupon securities issued by governmental issuers and each other Fund other than the Money Market Fund and the Tax Free Money Market Fund may invest up to 25% of its total assets in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Each Fund other than the Money Market Fund and Tax Free Money Market Fund may invest in payment-in-kind obligations. Payment-in-kind obligations are obligations on which the interest is payable in additional securities rather than cash. The Short-Intermediate Term Fund and the U.S. Government Securities Fund may invest without limitation and each other Fund other than the Money Market Fund may invest up to 25% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligations are backed by the full faith and credit of the U.S. Government, including instruments known as 'STRIPS.' The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which a Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a 'tender fee' to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

INDEXED INVESTMENTS. The International Equity Fund may invest in instruments which are indexed to certain specific foreign currency exchange rates. The terms of such instruments may provide that their principal amounts or just their coupon interest rates are adjusted upwards or downwards (but not below zero) at maturity or on established coupon payment dates to reflect changes in the exchange rate between two or more currencies while the obligation is outstanding. Such indexed investments entail the risk of loss of principal and/or interest payments from currency movements in addition to principal risk, but offer the potential for realizing gains as a result of changes in foreign currency exchange rates.

REAL ESTATE INVESTMENT TRUSTS. Equity investments may include shares of real estate investment trusts ('REITs'). REITs are pooled investment vehicles which invest primarily in income-producing real estate ('equity trust') or real estate related loans or interests ('mortgage trusts'). The value of equity trusts will depend upon the value of the underlying properties, and the value of the mortgage trusts will be sensitive to the value of the underlying loans or interests. The value of REITs may decline when interest rates rise.

INVERSE FLOATERS AND INTEREST RATE CAPS. Each of the Fixed Income Funds may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rates changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure. No Fund has any present intention to invest in inverse floaters or securities with interest rate caps.


MORTGAGE-RELATED SECURITIES. Each Equity Fund may invest in investment grade mortgage-related securities. The Intermediate Term Bond Fund and Income Fund each may invest up to two-thirds of its total assets in investment grade mortgage-related securities. The Short-Intermediate Term Fund and U.S. Government Securities Fund may invest without limitation in mortgage-related U.S. Government Securities. Mortgage pass-through securities are securities representing interests in 'pools' of mortgages in which payments of both interest and principal on the securities are made monthly, in effect 'passing through' monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by a Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, as with callable fixed income securities generally, if a Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium. Like other fixed income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income, fixed maturity securities which have no prepayment or call features.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Certain mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees, while other such securities may be backed only by the underlying mortgage collateral.

Each Fund other than the Money Market Fund and the Tax Free Funds may also invest in investment grade Collateralized Mortgage Obligations ('CMOs'), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life and/or stated maturity. Monthly payments of principal, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

Each Fund other than the Money Market Fund and the Tax Free Funds may invest in principal-only or interest-only stripped mortgage-backed securities.

Stripped mortgage-backed securities have greater volatility than other types of mortgage-related securities. Stripped mortgage-backed securities which are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. In addition, stripped mortgage securities may be illiquid.

The Funds expect that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, a Fund may consider making investments in such securities.

DOLLAR ROLLS. Each Fund other than the Money Market Fund and

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


the Tax Free Funds may enter into mortgage 'dollar rolls' in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction.


ASSET-BACKED SECURITIES. Each Fund may invest in investment grade asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.


DERIVATIVES AND RELATED INSTRUMENTS. Each Fund other than the Money Market Fund and the Tax Free Money Market Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover a Fund's obligations. Each such Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its adviser to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. No Fund is required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of a Fund. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, 'program trading,' and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, a Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.


PORTFOLIO TURNOVER. It is intended that the Money Market Fund and the Tax Free Money Market Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of each Fund's buy and sell transactions will vary from year to year. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups.

ADDITIONAL INVESTMENT POLICIES OF THE MONEY MARKET FUND

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

ADDITIONAL INVESTMENT POLICIES OF THE TAX FREE FUNDS

The following provides additional information regarding the permitted investments of the Tax Free Money Market Fund, the Tax Free Income Fund and the New York Tax Free Income Fund. These investments, and certain associated risks are more fully described in the SAI.

MUNICIPAL OBLIGATIONS. Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Tax Free Money Market Fund invests may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of non-governmental issuers such as hospitals or airports, provided, however, that a Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. Each Tax Free Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Funds may invest contain 'non-appropriation' clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purposes. Although 'non-appropriation' lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid. Each Fund's adviser will evaluate the liquidity of municipal lease obligations in accordance with procedures established by the Funds.

LIMITING INVESTMENT RISKS

Specific investment restrictions help the Funds limit investment risks for their shareholders. These restrictions prohibit each Fund from (a) investing more than 15% of its net assets (10% in the case of the Money Market Fund and the Tax

Free Money Market Fund) in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees) or (b) investing more than 25% of its total assets in any one industry (excluding (i)

U.S. Government obligations, (ii) with respect to the Money Market Fund and Tax Free Money Market Fund, bank obligations, and (iii) with respect to the Tax Free Funds, obligations of states, cities, municipalities or other public authorities, as well as municipal obligations secured by bank letters of credit or guarantees). Each 'diversified' Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations) or hold more than 10% of the voting securities of any issuer. In addition, in order to comply with federal securities regulations relating to money market funds, the Money Market Fund and Tax Free Money Market Fund will not, with respect to 100% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations). A complete description of these and other investment policies is included in the SAI. Except for restriction (b) above and investment policies designated as fundamental in the SAI, the Funds' investment policies (including their investment objectives) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval. However, in the event of a change in any such Fund's investment objective, shareholders will be given at least 30 days' prior written notice.


RISK FACTORS

There can be no assurance that the Money Market Fund or Tax Free Money Market Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by such Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities.

The Money Market Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

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

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

The Tax Free Money Market Fund may invest without limitation and each of the Tax Free Income Fund and New York Tax Free Income Fund may invest up to 25% of its total assets in Municipal Obligations secured by letters of credit or guarantees from U.S. banks (including their foreign branches), and may also invest in Municipal Obligations backed by foreign institutions. These investments are subject to the considerations discussed in the preceding paragraphs relating to the Money Market Fund. Changes in the credit quality of banks or other financial institutions backing the Fund's Municipal Obligations could cause losses to the Fund and affect its share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.


Each of the Tax Free Income Fund and the New York Tax Free Income Fund is 'non-diversified,' which may make the value of its shares more susceptible to developments affecting issuers in which such Funds invest. In addition, more than 25% of the assets of the Tax Free Funds may be invested in securities to be paid from revenue of similar projects, which may cause such Funds to be more susceptible to similar economic, political or regulatory developments. The New York Tax Free Income Fund will be particularly susceptible to such economic, political or regulatory developments since the issuers in which it will invest will generally be located in the State of New York.


Because the Tax Free Funds will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, such Funds are susceptible to factors affecting such states and their municipal issuers. A number of municipal issuers, including New York issuers, have a recent history of significant financial and fiscal difficulties. If a municipal issuer is unable to meet its financial obligations, the income derived by a Tax Free Fund and a Tax Free Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information regarding New York municipal issuers.

Interest on certain Municipal Obligations (including certain industrial development bonds),

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

while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investments by the Tax Free Funds.

The net asset value of the shares of each Fund (other than the Money Market Fund and Tax Free Money Market Fund) will fluctuate based on the value of the securities in the Fund's portfolio. The Fixed Income Funds are subject to the general risks and considerations associated with fixed income investing, as well as the risks discussed herein. The Equity Funds are subject to the general risks and considerations associated with equity and, to the extent they invest in fixed income securities, fixed income investing, as well as the risks discussed herein.

The performance of each Fixed Income Fund and, to the extent it invests in fixed income securities, each Equity Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by a Fund tends to decrease. This effect will be more pronounced with respect to investments by a Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. Except as indicated in its investment policies, there is no restriction on the maturity of a Fund's portfolio or any individual portfolio security, and to the extent a Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of a Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them. Guarantees of principal and interest on obligations that may be purchased by a Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Fund. Other fixed income securities in which a Fund may invest, while of investment-grade quality, may be of lesser credit quality than U.S. Government Securities. Securities rated in the category Baa by Moody's or BBB by S&P or the equivalent by another NRSRO lack certain investment characteristics and may have speculative characteristics.

To the extent permitted by its investment objective and policies, each Fund may invest in the securities of small or mid cap companies. The securities of small to mid cap companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies.

Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

As the International Equity Fund invests primarily in equity securities of companies outside the U.S., an investment in the Fund's shares involves a higher degree of risk than an investment in a U.S. equity fund. See 'Common Investment Policies--Other Investment Practices--Foreign Securities.' Investments in securities of issuers based in developing countries entail certain additional risks, including greater risks of expropriation, taxation by withholding Fund assets, nationalization, and less social, political and economic stability. The small size of markets for securities of issuers based in such countries and the low or nonexistent volume of trading may result in a lack of liquidity and in price volatility. Certain national policies may restrict the investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. There may be an absence of developed legal structures governing private or foreign investment and private property.

For a discussion of certain other risks associated with each Fund's additional investment activities, see 'Other Investment Practices' above.

MANAGEMENT

THE FUNDS' ADVISERS

Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.



For its investment advisory services to the Funds, Chase is entitled to receive an annual fee equal to the percentage of the average daily net assets of each Fund set forth below:



                                Fee
Fund                           Rate
-----------------------------  -----
Money Market Fund............  0.30%
Tax Free Money
  Market Fund................  0.30%
Tax Free Income Fund.........  0.50%
New York Tax Free Income
 Fund........................  0.50%
Short-Intermediate Term U.S.
  Government Securities
    Fund ....................  0.50%
U.S. Government Securities
 Fund........................  0.50%
Intermediate Term Bond
 Fund........................  0.50%
Income Fund..................  0.50%
Balanced Fund................  0.75%
Equity Income Fund...........  0.75%
Core Equity Fund.............  0.75%

Equity Growth Fund...........  0.75%
Mid Cap Growth Fund..........  0.75%
Small Cap Fund...............  0.75%
International Equity Fund      1.00%



Chase Texas serves as sub-investment adviser to certain of the Funds under a Sub-Investment Advisory Agreement between Chase and Chase Texas. Chase Texas is a wholly-owned subsidiary of The Chase Manhattan Corporation. Chase Texas makes investment decisions for these Funds on a day-to-day basis. For these services, Chase Texas is entitled to receive a fee, payable by Chase, at the percentage of the average daily net assets of each Fund set forth below:



                               Fee
Fund                           Rate
----------------------------- ------
Money Market Fund............  0.15%
Short-Intermediate Term U.S.
  Government Securities
    Fund ....................  0.25%

                               Fee
Fund                           Rate
----------------------------- ------
U.S. Government Securities
 Fund .......................  0.25%
Intermediate Term Bond
 Fund........................  0.25%
Income Fund..................  0.25%
Balanced Fund................ 0.375%
Equity Income Fund........... 0.375%
Core Equity Fund............. 0.375%
Equity Growth Fund........... 0.375%
Small Cap Fund............... 0.375%




Chase Texas is located at 712 Main Street, Houston, Texas 77002. Prior to January 1, 1998, Chase Texas acted as trustee of the AVESTA Trust and, as trustee, was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.


Chase may enter into one or more additional Sub-Investment Advisory Agreements with respect to the Tax Free Money Market Fund, Tax Free Income Fund, New York Tax Free Income Fund, Mid Cap Growth Fund and International Equity Fund.


PORTFOLIO MANAGERS. Guy Barba, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Money Market Fund since April 1993 and the Short-Intermediate Term Fund since its inception. Mr. Barba has been employed by Chase Texas since 1988.


A team composed of Chase investment professionals is responsible for the management of the Tax Free Money Market Fund's portfolio.

A team composed of Chase investment professionals is responsible for the management of the Tax Free Income Fund's portfolio.

A team composed of Chase investment professionals is responsible for the management of the New York Tax Free Income Fund's portfolio.


H. Mitchell Harper, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Intermediate Term Bond Fund since its inception. Mr. Harper has been employed by Chase Texas since 1987.



John Miller, a Senior Investment Officer at Chase Texas, has served as the portfolio manager for each of the Income Fund and the fixed income portion of the Balanced Fund since July 1994 and for the U.S. Government Securities Fund since June 1995. Mr. Miller has been employed with Chase Texas since 1986.



Henry Lartigue, the Chief Investment Officer at Chase Texas, has served as the portfolio manager for the Equity Growth Fund since July 1994, the equity portion of the Balanced Fund since July 1994 and the Core Equity Fund since January 1996. Between July 1992 and July 1994, Mr. Lartigue was self-employed as a registered investment adviser.



Robert Heintz, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Equity Income Fund since its inception. Mr. Heintz has been employed by Chase Texas since 1983.



A team composed of Chase investment professionals is responsible for the management of the Mid Cap Growth Fund's portfolio.

Juliet Ellis, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Small Cap Fund since September 1993. Ms. Ellis has been employed by Chase Texas since 1987. Prior to becoming portfolio manager for the Small Cap Fund, Ms. Ellis was the director of research and an equity analyst at Chase Texas.


A team composed of Chase investment professionals is responsible for the management of the International Equity Fund's portfolio.

HOW TO BUY, SELL AND
EXCHANGE_ SHARES

HOW TO BUY SHARES


Premier Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ('Financial Intermediaries') who have entered into an agreement with the Funds' distributor on each business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ('Fund Business Day'). The Funds reserve the right to reject any purchase order or cease offering shares for purchase at any time.



Premier Shares are purchased at their public offering price, which is their next determined net asset value. Orders received by Financial Intermediaries in proper form prior to the New York Stock Exchange closing time are confirmed at that day's net asset value, provided that the order is received by the Chase Funds Service Center prior to its close of business. Orders are in proper form only after funds are converted to federal funds. Financial Intermediaries are responsible for forwarding orders for the purchase of shares on a timely basis. Premier Shares will be maintained in book entry form and share certificates will not be issued.



Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.



Financial Intermediaries may offer additional services to their customers, including customized procedures for the purchase and redemption of Premier Shares, such as pre-authorized or systematic purchase and withdrawal programs,

'sweep' checking programs, cash advances, automated access and direct demand deposit debit.



MINIMUM INVESTMENTS. Each Fund has established a minimum initial investment amount of $100,000 for the purchase of Premier Shares. Financial Intermediaries must maintain an average account balance of $100,000 in the Premier Shares of a Fund at all times. There is no minimum for subsequent investments. Financial Intermediaries may impose their own initial and subsequent investment minimums on customers who purchase shares through them.


HOW TO SELL SHARES


Shares may be redeemed at any time at the net asset value next determined after a redemption request in proper form is furnished to your Financial Intermediary and transmitted to and received by the Chase Funds Service Center.



The price you receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Chase Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange. Your Financial Intermediary will be responsible for furnishing all necessary documentation to the Chase Funds Service Center, and may charge you for its services.



The Funds generally send your Financial Intermediary payment for your shares in federal funds on the business day after your request is received in proper form. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.



If a Financial Intermediary is authorized to act upon redemption and transfer instructions received by telephone from an investor and the Financial Intermediary fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither a Fund nor the investor's Financial Intermediary nor any of their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Funds Service Center.



HOW TO EXCHANGE SHARES



You can exchange your shares for Premier Shares of other Chase Funds if permitted by your Financial Intermediary. Any exchange requests should be made through your Financial Intermediary. The description of the other Fund into which shares are being exchanged, which appears in this Prospectus, should be read carefully and this Prospectus should be retained for future reference.


For federal income tax purposes, an exchange between Funds is treated as a sale of shares and generally results in capital gain or loss.


HOW THE FUNDS
VALUE_ THEIR_ SHARES


MONEY MARKET FUNDS. The net asset value of each class of shares of the Money Market Fund and the Tax Free Money Market Fund is currently determined as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. The portfolio securities of the Money Market Fund and the Tax Free Money Market Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under 'Common Investment Policies.' This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized costs. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.

NON-MONEY MARKET FUNDS. The net asset value of each class of each other Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each Fund Business Day, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Funds are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE;_ TAX_ INFORMATION


MONEY MARKET FUNDS. The net investment income (i.e., a Fund's investment company taxable income as that term is defined in the Internal Revenue Code of 1986, as amended (the 'Code') without regard to the deduction for dividends paid) of each class of shares of each of the Money Market Fund and the Tax Free Money Market Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day that the order is received in proper form by the Fund. Dividends are distributed monthly. The Money Market Fund and Tax Free Money Market Fund do not expect to realize net capital gain (i.e., the excess of a Fund's net long-term capital gains over short-term capital losses).


NON-MONEY MARKET FUNDS. Each Fixed Income Fund declares dividends daily and distributes any net investment income at least monthly. Each Equity Fund other than the International Equity Fund distributes any net investment income at least quarterly. The International Equity Fund distributes any net investment income at least annually. Each Fund other than the Money Market Fund and the Tax Free Money Market Fund (which do not expect to earn net capital gain) distributes any net capital gain at least annually.

GENERAL. You can choose from three distribution options if made available by your Financial Intermediary: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting net capital gain distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying your Financial Intermediary in writing. If you do not select an option when you open your account, all distributions will be reinvested.


Each Fund intends to qualify as a 'regulated investment company' for federal income tax purposes under Subchapter M of the Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. If a Fund does not qualify as a regulated investment company for any taxable year or does not meet certain other requirements, such Fund will be subject to tax on all of its taxable income and gains.



All Fund distributions of net investment income (which term shall include short-term capital gains) will be taxable as ordinary income. Any distributions of net capital gain which are designated as 'capital gain dividends' will be taxable as long-term capital gain at the currently applicable 28% or 20% rate, regardless of how long you have held the shares. Distributions by the Tax Free Funds of their tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which you reside. To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.


A portion of the ordinary income dividends paid by certain Funds may qualify for the 70% dividends-received deduction for corporate shareholders.

Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Since more than 50% of the value of the total assets of the Fund at the close of the Fund's taxable year is anticipated to be stock or securities of foreign corporations, the Fund may elect to 'pass through' to its shareholders the amount of foreign taxes paid by the Fund.

Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

Early in each calendar year the Funds will notify your Financial

Intermediary of the amount and tax status of distributions paid for the preceding year.


The foregoing is a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING_ THE_ FUNDS



For shareholders that bank with Chase or Chase Texas, Chase or Chase Texas may aggregate investments in the Chase Funds with balances held in Chase or Chase Texas bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase, Chase Texas and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.


ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets.

SUB-ADMINISTRATOR AND DISTRIBUTOR


CFD Fund Distributors, Inc. ('CFD') acts as the Funds' sub-administrator and distributor. CFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, CFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. CFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. CFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN

Chase acts as custodian for the Funds and receives compensation under an agreement with the Trust. Chase may sub-contract for the provision of certain services to be provided under the custody agreement. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of a Fund. In addition, each Fund may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND DESCRIPTION OF SHARES

The Funds are portfolios of Mutual Fund Investment Trust, an open-end management investment company organized as a Massachusetts business trust on September 23, 1997 (the 'Trust'). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


Premier Shares may be purchased only by shareholders who are able to meet the minimum investment requirement. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.


The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


The Trust was formed to receive the assets of the AVESTA Trust, a Texas trust ('AVESTA'). Pursuant to a reorganization which took place on December 31, 1997, the Money Market Fund, Short-Term Intermediate Term Fund, U.S. Government Securities Fund, Intermediate Term Bond Fund, Income Fund, Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund and Small Cap Fund each acquired the assets of a corresponding series of AVESTA in exchange for Premier Shares of such Fund.


UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE


Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a 'Portfolio'). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. In the event that a Fund adopts a master/feeder structure and invests all its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice. For additional information regarding the master/feeder structure, see the SAI.



PERFORMANCE_ INFORMATION


MONEY MARKET FUNDS. The Money Market Fund and the Tax Free Money Market Fund may each advertise its annualized 'yield' and its 'effective yield.' Annualized 'yield' is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the 'yield') will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. 'Effective yield' is the annualized 'yield' calculated assuming the reinvestment of the income earned during each week of the 52-week period. The 'effective yield' will be slightly higher than the 'yield' due to the compounding effect of this assumed reinvestment.

The Tax Free Money Market Fund may also quote a 'tax equivalent yield,' the yield that a taxable money market fund would have to generate in order to produce an after-tax yield equivalent to the tax free fund's yield. The tax equivalent yield of the Tax Free Money Market Fund can then be compared to the yield of a taxable money market fund. Tax equivalent yields can be quoted on either a 'yield' or 'effective yield' basis.

NON-MONEY MARKET FUNDS. The investment performance of each Fund other than the Money Market Fund and the Tax Free Money Market Fund may from to time be included in advertisements about the Fund. 'Yield' is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

'Total return' for the one-, five-and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the public offering price. Total return may also be presented for other periods.

GENERAL. All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                  CHASE FUNDS

                             INVESTMENT STRATEGIES:

                    CHASE MONEY MARKET FUND: CURRENT INCOME


                CHASE TAX FREE MONEY MARKET FUND: CURRENT INCOME


                       CHASE TAX FREE INCOME FUND: INCOME


                  CHASE NEW YORK TAX FREE INCOME FUND: INCOME


                       CHASE SHORT-INTERMEDIATE TERM U.S.

                       GOVERNMENT SECURITIES FUND: INCOME

                 CHASE U.S. GOVERNMENT SECURITIES FUND: INCOME


                   CHASE INTERMEDIATE TERM BOND FUND: INCOME


                           CHASE INCOME FUND: INCOME


                     CHASE BALANCED FUND: INCOME AND GROWTH


                  CHASE EQUITY INCOME FUND: GROWTH AND INCOME


                      CHASE CORE EQUITY FUND: TOTAL RETURN


                    CHASE EQUITY GROWTH FUND: CAPITAL GROWTH


                   CHASE MID CAP GROWTH FUND: CAPITAL GROWTH


                CHASE SMALL CAPITALIZATION FUND: CAPITAL GROWTH


                CHASE INTERNATIONAL EQUITY FUND: CAPITAL GROWTH

                                 RETAIL SHARES


January 1, 1998


This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their January 1, 1998 Statement of Additional Information, as amended periodically (the 'SAI'). For a free copy of the SAI, call the Chase Funds Service Center at 1-800-62-CHASE. The SAI has been filed with the Securities and Exchange Commission (the 'Commission') and is incorporated into this Prospectus by reference. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the SAI, the Funds' reports to shareholders and other information regarding the Funds which has been electronically filed with the Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE MONEY MARKET FUND AND TAX FREE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT SUCH FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The Avesta Funds are portfolios of Mutual Fund Investment Trust ('MFIT'), an open-end investment company organized as a Massachusetts business trust in September 1997. The Avesta Funds are managed by The Chase Manhattan Bank ('Chase'), a subsidiary of The Chase Manhattan Corporation ('CMC'). As indicated below, certain of the Funds are successor investment portfolios to portfolios of the AVESTA Trust, the predecessor entity of MFIT. The AVESTA Trust was a collective trust established under the laws of the State of Texas by Texas Commerce Bank National Association, which will change its name to Chase Bank of Texas, National Association on January 20, 1998 (herein, 'Chase Texas'). The AVESTA Trust was registered under the Investment Company Act of 1940 and was available solely for certain individual retirement accounts and pension and profit-sharing plans. The AVESTA Trust was converted and redomiciled into MFIT, effective as of January 1, 1998 (the 'Conversion'). Chase Texas acted as the trustee of the AVESTA Trust, and as trustee was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.

                               TABLE OF CONTENTS


CHASE MONEY MARKET FUND....................................................     4

CHASE TAX FREE MONEY MARKET FUND...........................................     6

CHASE TAX FREE INCOME FUND.................................................     8

CHASE NEW YORK TAX FREE INCOME FUND........................................    10

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND..............    12

CHASE U.S. GOVERNMENT SECURITIES FUND......................................    14

CHASE INTERMEDIATE TERM BOND FUND..........................................    16

CHASE INCOME FUND..........................................................    18

CHASE BALANCED FUND........................................................    20

CHASE EQUITY INCOME FUND...................................................    22

CHASE CORE EQUITY FUND.....................................................    24

CHASE EQUITY GROWTH FUND...................................................    26

CHASE MID CAP GROWTH FUND..................................................    28

CHASE SMALL CAPITALIZATION FUND............................................    30

CHASE INTERNATIONAL EQUITY FUND............................................    32

COMMON INVESTMENT POLICIES.................................................    35

MANAGEMENT.................................................................    48

HOW TO BUY, SELL AND EXCHANGE SHARES.......................................    50

HOW THE FUNDS VALUE THEIR SHARES...........................................    53

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION................................    53

OTHER INFORMATION CONCERNING THE FUNDS.....................................    55

PERFORMANCE INFORMATION....................................................    58

                            CHASE MONEY MARKET FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Money Market Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.


STYLE AND PORTFOLIO COMPOSITION. The Fund invests in high quality, short-term, U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign issuers; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development);
(iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's adviser to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements.


MATURITY. The dollar weighted average maturity of the Fund will be 90 days or less. The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ('NRSROs') (or one NRSRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security.

MISCELLANEOUS. The Fund seeks to maintain a net asset value of $1.00 per share. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Money Market Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.30%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.20%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................     $8        $24        $42        $ 93


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.29% and 0.84%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                            CHASE MONEY MARKET FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Money Market Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.


STYLE AND PORTFOLIO COMPOSITION. The Fund invests in high quality, short-term, U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign issuers; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development);
(iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's adviser to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements.


MATURITY. The dollar weighted average maturity of the Fund will be 90 days or less. The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ('NRSROs') (or one NRSRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security.

MISCELLANEOUS. The Fund seeks to maintain a net asset value of $1.00 per share. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Money Market Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.30%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.20%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................     $8        $24        $42        $ 93


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.29% and 0.84%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                        CHASE TAX FREE MONEY MARKET FUND



                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Tax Free Money Market Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes as is consistent with the preservation of capital and maintenance of liquidity.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations. 'Municipal Obligations' are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax).

As a fundamental policy, under normal market conditions the Fund will have at least 80% of its total assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as 'AMT Items'). Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation.

MATURITY. The dollar weighted average maturity of the Fund will be 90 days or less. The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two NRSROs (or one NRSRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security.


MISCELLANEOUS. The Fund seeks to maintain a net asset value of $1.00 per share. The Fund is classified as a 'diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY


Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Tax Free Money Market Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.30%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.20%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                                 1 Year    3 Years
                                                                 ------    -------
  Retail Shares...............................................     $8        $24


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.30%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                           CHASE TAX FREE INCOME FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Tax Free Income Fund's objective is to provide monthly dividends which are excluded from gross income for federal income tax purposes, as well as to protect the value of its shareholders' investment.

STYLE AND PORTFOLIO COMPOSITION. As a fundamental policy, under normal market conditions the Fund will have at least 80% of its total assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute an AMT Item. The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. However, the Fund does not have any present intention to invest in inverse floaters or bonds with interest rate caps.

MATURITY. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's adviser may adjust the average maturity of the Fund's portfolio based upon its assessments of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

CREDIT QUALITY. The Fund's Municipal Obligations will be rated at the time of purchase at least in the category Baa, MIG-3 or VMIG-3 by Moody's Investors Service, Inc. ('Moody's'), or BBB or SP-2 by Standard & Poor's Corporation ('S&P'), or BBB or F-3 by Fitch Investors Service, Inc. ('Fitch') or comparably rated by another NRSRO, or, if unrated, considered by the Fund's adviser to be of comparable quality. Bonds rated in the category Baa or BBB are generally considered to be investment grade obligations which are neither highly protected nor poorly secured; obligations rated MIG-3, VMIG-3, SP-2 or F-3 are generally considered to have satisfactory capacity to pay principal and interest. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'non-diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY


Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Tax Free Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Advisory Fee...............................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                                  1 Year    3 Years
                                                                  ------    -------
  Retail Shares................................................    $ 10       $32


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.50%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                      CHASE NEW YORK TAX FREE INCOME FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The New York Tax Free Income Fund's objective is to provide monthly dividends which are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, as well as to protect the value of its shareholders' investment.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily in New York Municipal Obligations. 'New York Municipal Obligations' are Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico, other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions the Fund will have at least 80% of its total assets invested in New York Municipal Obligations the interest on which, in the opinion of bond counsel, does not constitute an AMT Item. The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax and New York State and New York City personal income taxes. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. However, the Fund does not have any present intention to invest in inverse floaters or bonds with interest rate caps.

MATURITY. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's adviser may adjust the average maturity of the Fund's portfolio based upon its assessments of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

CREDIT QUALITY. The Fund's Municipal Obligations will be rated at the time of purchase at least in the category Baa, MIG-3 or VMIG-3 by Moody's or BBB or SP-2 by S&P or BBB or F-3 by Fitch or comparably rated by another NRSRO, or, if unrated, considered by the Fund's adviser to be of comparable quality. Bonds rated in the category Baa or BBB are generally considered to be investment grade obligations which are neither highly protected nor poorly secured; obligations rated MIG-3, VMIG-3, SP-2 or F-3 are generally considered to have satisfactory capacity to pay principal and interest. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'non-diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the New York Tax Free Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                                  1 Year    3 Years
                                                                  ------    -------
  Retail Shares................................................    $ 10       $32


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.50%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.


Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                         CHASE SHORT-INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Short-Intermediate Term Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund seeks to preserve capital by investing in shorter-term securities; it expects the volatility in the principal value of its shorter-term investments to be more limited than that associated with investments in comparable securities having longer maturities. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'


MATURITY. As a matter of operating policy, under normal market conditions the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between two and five years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market.


MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Short-Intermediate Term Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                             1 Year    3 Years    5 Years    10 Years
                                             ------    -------    -------    --------
  Retail Shares...........................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.62% and 1.37%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                     CHASE U.S. GOVERNMENT SECURITIES FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The U.S. Government Securities Fund's objective is to provide current income with emphasis on the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'

MATURITY. As a matter of operating policy, under normal market conditions, the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between five and fifteen years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market. Fixed income securities with longer maturities generally have less stable market values.

MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the U.S. Government Securities Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%



EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.50%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                       CHASE INTERMEDIATE TERM BOND FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Intermediate Term Bond Fund's objective is to provide current income, with consideration also given to stability of principal.

STYLE AND PORTFOLIO COMPOSITION. Primary investment emphasis is on intermediate term debt securities. Under normal market conditions, at least 70% of the Fund's total assets will be invested in bonds, notes and debentures issued by domestic or foreign issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stocks, although the Fund may acquire common stocks as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.

MATURITY. The Fund will maintain a dollar weighted average portfolio maturity ranging from three to ten years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities are securities rated in the category Baa or higher by Moody's or BBB or higher by S&P or the equivalent by another NRSRO. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.


MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Intermediate Term Bond Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%

Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.78% and 1.53%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                               CHASE INCOME FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Income Fund's objective is to invest in securities that earn a high level of current income with consideration also given to safety of principal.

STYLE AND PORTFOLIO COMPOSITION. Investment emphasis is on fixed income securities, primarily domestic debt securities, such as bonds, notes and debentures issued by domestic issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. Under normal market conditions, at least 70% of the Income Fund's total assets will be invested in such securities. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stock, although the Fund may acquire common stock as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.

MATURITY. Under normal market conditions it is expected that the dollar weighted average maturity of the Fund will range between five to fifteen years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.


MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%

12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 10       $32        $55        $122


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.42% and 1.17%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                              CHASE BALANCED FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Balanced Fund's objective is to provide a balance of current income and growth of capital.


STYLE AND PORTFOLIO
COMPOSITION. The Fund will employ a combination of (1) an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe, and (2) an active fixed income management style using primarily domestic debt securities. Under normal market conditions, 30% to 70% of the Fund's total assets will be invested in equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stock. Under normal market conditions, at least 25% of the value of the total assets of the Fund will be invested in U.S. Government securities and fixed income senior securities other than convertible securities. The Fund's adviser may alter the relative portion of the Fund's assets invested in equity-based and fixed income securities depending on its judgment as to general market and economic conditions and trends, yields and interest rates and changes in monetary policies.



EQUITY-BASED INVESTMENTS. The Fund's equity investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price/earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings growth and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuations given growth potential. The equity portion of the Fund will emphasize the growth sectors of the economy.


MATURITY. The average maturity of fixed income securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Balanced Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.



ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.61% and 1.61%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                            CHASE EQUITY INCOME FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH


OBJECTIVE. The Equity Income Fund's objective is to invest in securities that provide both capital appreciation as well as current income.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on both earnings momentum and value within an income-oriented stock universe. Investment emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities, money market instruments and non-income producing equity securities.



EQUITY-BASED INVESTMENTS. The Fund will emphasize companies displaying one or more of the following characteristics: above average dividend yield, a consistent dividend record, below average market volatility, attractive earnings momentum, below market price/earnings ratios, and a market capitalization in excess of $500 million.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%

Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.37% and 1.37%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             CHASE CORE EQUITY FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Core Equity Fund's objective is to maximize total investment return through emphasis on long-term capital appreciation and current income consistent with reasonable risk.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within the S&P 500 stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.



EQUITY-BASED INVESTMENTS. The Fund will typically emphasize companies displaying one or more of the following characteristics: superior and stable record of earnings growth relative to the equity markets in general, return on assets and equity equal to or greater than the equity markets averages, and projected earnings growth at a rate equal to or greater than the equity markets, and a market capitalization in excess of $500 million. The Fund will be well diversified among both the growth and cyclical sectors of the economy.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Core Equity Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%



EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.49% and 1.49%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                            CHASE EQUITY GROWTH FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Equity Growth Fund's objective is to provide capital appreciation. Current income is a secondary objective.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.




EQUITY-BASED INVESTMENTS. The Fund investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price-earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuation given growth potential. The Fund will emphasize the growth sectors of the economy.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Growth Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:


                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.37% and 1.37%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                           CHASE MID CAP GROWTH FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Mid Cap Growth Fund's objective is to provide long-term capital growth. Current income, if any, is a consideration incidental to the Fund's objective of long-term capital growth.

STYLE AND PORTFOLIO COMPOSITION. The Fund will invest primarily in a broad portfolio of common stocks. Under normal market conditions, the Fund will invest at least 70% of its total assets in common stocks of mid cap companies. The Fund may invest any portion of its assets not invested as described above in other types of securities, including equity securities of small and large cap companies, fixed income securities and money market instruments.

EQUITY-BASED INVESTMENTS. The Fund will seek to invest primarily in stocks of companies with market capitalizations of $750 million to $4 billion. The Fund will target companies which have one or more of the following characteristics: a sound balance sheet, strong earnings momentum and high levels of profitability. In selecting equity-based securities, the Fund's adviser adopts an active management style, stressing first fundamental security selection, with secondary consideration given to factors such as sector weighting and market timing.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. Investments in mid cap companies may be more volatile than investments in companies with greater capitalization, as described under 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Mid Cap Growth Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                                  1 Year    3 Years
                                                                  ------    -------
  Retail Shares................................................    $ 13       $40


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.25%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                        CHASE SMALL CAPITALIZATION FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Small Cap Fund's objective is to provide capital appreciation. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration of the Fund.


STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on delivering risk and return characteristics representative of a small capitalization asset class. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities of small cap issuers. The Fund may invest any portion of its assets not invested as described above in other types of securities, including equity securities of mid and large cap companies, fixed income securities and money market instruments.



EQUITY-BASED INVESTMENTS. The Fund investments are typically made in companies displaying one or more of the following characteristics: above market average price/earnings ratios and price/book ratios, below average dividend yield, and above average market volatility. In addition, small capitalization companies will be emphasized that possess one or more of the following: high quality management, a leading or dominant position in a major product line, new or innovative products, services, or processes, a sound financial position, and a relatively high rate of return of invested capital so that future growth can be financed from internal sources. The Fund primarily targets companies with market capitalizations of $100 million to $1 billion at time of purchase. Purchases are a direct result of a disciplined stock selection process focusing on identifying attractively valued stock of companies with positive business fundamentals.


CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. Investments in smaller companies may be more volatile than investments in companies with greater capitalization, as described under 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Small Cap Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.54% and 1.54%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                        CHASE INTERNATIONAL EQUITY FUND


                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The International Equity Fund's objective is to provide total return from long-term capital growth and income.

STYLE AND PORTFOLIO COMPOSITION. The Fund will invest principally (under normal market conditions, at least 65% of its total assets) in a broad portfolio of marketable equity securities of established foreign companies organized in countries other than the U.S. and foreign subsidiaries of U.S. companies participating in foreign economies. These will include common stocks, preferred stocks, securities convertible into common stocks, and warrants to purchase common stocks.

The Fund's adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Fund's adviser attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Fund will seek to diversify investments broadly among issuers in various countries and, normally, the Fund's portfolio will include securities of issuers located in at least three different countries other than the U.S. The Fund may invest a substantial portion of its assets in one or more of such countries.


The Fund intends to invest in companies based in (or governments located in) the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe

(including the United Kingdom, Germany, Netherlands, France, Switzerland, Italy and Spain), Scandinavia, Australia, Canada and such other areas and countries as the Fund's adviser may determine from time to time. Because the Fund invests a large portion of its assets in countries comprising the Morgan Stanley Capital International Europe, Australia and Far East Index, which is heavily weighted towards companies based in Japan and the United Kingdom, a substantial portion of the Fund's assets may be invested in companies based in Japan, the United Kingdom and/or other countries represented in the Index. However, investments may be made from time to time in companies in, or governments of, developing countries.


The Fund's adviser will allocate investments among securities denominated in the U.S. dollar and currencies of foreign countries. The adviser may adjust the Fund's exposure to each currency based on its perception of the most favorable markets and issuers. The percentage of the Fund's assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the adviser's assessment of the relative yield and appreciation potential of such securities and the current and anticipated relationship of a country's currency to the U.S. dollar. Fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends are some of the principal factors which may be considered by the Fund's adviser in determining whether to increase or decrease the emphasis placed upon a particular type of security, industry sector, country or currency. Securities purchased by the Fund may be denominated in a currency other than that of the country in which the issuer is domiciled.

Primary emphasis will be placed on equity securities and securities with equity features. However, the Fund may invest in any type of debt security including, but not limited to, other convertible securities, bonds, notes and other debt securities of foreign governmental and private issuers, and various derivative securities.

The Fund will not invest more than 25% of its net assets in debt securities denominated in a single currency other than the U.S. dollar, nor will it invest more than 25% of its net assets in debt securities issued by a single foreign government or supranational organization.

EQUITY-BASED INVESTMENTS. The Fund may invest in securities of companies of various sizes, including smaller companies whose securities may be more volatile and less liquid than securities of larger companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. Investments in foreign securities involve a higher degree of risk than investments in U.S. securities, as described under 'Common Investment Policies-- Other Investment Practices-- Foreign Securities' and 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities law.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the International Equity Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   1.00%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.50%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                                1 Year    3 Years
                                                                ------    -------
  Retail Shares..............................................    $ 15       $47


  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 5.00%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund

    Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

COMMON INVESTMENT
POLICIES

Although the Money Market Fund and Tax Free Money Market Fund each seek to be fully invested, at times they may hold uninvested cash reserves, which would adversely affect their yield.

Each Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, a Fund may invest without limitation in these instruments. At times when the advisers of the Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund, Mid Cap Growth Fund, Small Cap Fund, or International Equity Fund (the 'Equity Funds') deem it advisable to limit the Fund's exposure to the equity markets, each Equity Fund may invest without limitation in investment grade fixed income securities (exclusive of any investments in money market instruments). To the extent a Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Fixed income securities in each Fund's portfolio may include, to the extent permitted by the Fund's investment policies, bonds, notes, mortgage-related securities, asset-backed securities, government and government agency and instrumentality obligations, zero coupon securities, convertible securities and money market instruments, as discussed below.

In determining the credit quality of a fixed income security, each Fund's adviser will consider the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

In making investment decisions for the Tax Free Income Fund, the New York Tax Free Income Fund, the Short-Intermediate Term Fund, the U.S. Government Securities Fund, the Intermediate Term Bond Fund and the Income Fund (the 'Fixed Income Funds'), each such Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. Each Fixed Income Fund's adviser will adjust such Fund's investments in particular securities or types of securities based upon its appraisal of changing economic conditions and trends. Each Fixed Income Fund's adviser may sell one security and purchase another security of comparable quality and maturity in order to take advantage of what it believes to be short-term differentials in market values or yield disparities.

The maturity of securities with put features will be measured based on the next put date, and the maturity of mortgage-backed and asset-backed securities will be based on their weighted average lives.

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund. See 'Unique Characteristics of Master/Feeder Structure.'


The Tax Free Income Fund and New York Tax Free Income Fund are classified as 'non-diversified' funds under federal securities laws. These Funds' assets may be more concentrated in the securities of any single issuer or group of issuers than if the Funds were diversified. The other Funds are classified as 'diversified' funds under federal securities laws.



No Fund is intended to be a complete investment program, and there is no assurance that any Fund will achieve its investment objective.


OTHER INVESTMENT PRACTICES

The Funds may also engage in the following investment practices when consistent with their overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.


FOREIGN SECURITIES. The Tax Free Money Market Fund, Tax Free Income Fund and New York Tax Free Income Fund (the 'Tax Free Funds') will invest in Municipal Obligations, which may be backed by foreign institutions as described below under 'Additional Investment Policies of the Tax Free Funds.' The International Equity Fund may invest without limitation in foreign securities, including Depositary Receipts, which are described below. The Money Market Fund may invest up to 30% of its total assets in securities of foreign governments and supranational agencies. The Money Market Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Each other Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts.



Since foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of a Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if a Fund invests in emerging market securities.

DEPOSITARY RECEIPTS. Each of the Equity Funds, the Intermediate Term Bond Fund and the Income

Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, 'Depositary Receipts'). Each Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Each Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

SUPRANATIONAL AND ECU OBLIGATIONS. Each Fund other than the Tax Free Funds may invest in debt securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing. Each such Fund may also invest in securities denominated in the ECU, which is a 'basket' consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Treasury obligations, which are bills, notes and bonds backed by the full faith and credit of the U.S. Government as to payment of principal and interest which generally differ only in their interest rates and maturities. Each Fund also may invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities including obligations that are supported by the full faith and credit of the U.S. Treasury, the limited authority of the issuer or guarantor to borrow from the

U.S. Treasury, or only the credit of the issuer or guarantor. In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. Each Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.


BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as 'leveraging.' Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Funds would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

CONVERTIBLE SECURITIES. Each Fund other than the Money Market Fund and the Tax Free Funds may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.


OTHER INVESTMENT COMPANIES. Apart from being able to invest all of its investable assets in another investment company having substantially the same investment objectives and policies, each Fund may invest up to 10% of its total assets in shares of other registered investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees will be charged by such other investment companies.


ZERO COUPON SECURITIES, PAYMENT-IN-KIND OBLIGATIONS AND STRIPPED
OBLIGATIONS. The Short-Intermediate Term Fund and U.S. Government Securities Fund may invest without limitation in zero coupon securities issued by governmental issuers and each other Fund other than the Money Market Fund and the Tax Free Money Market Fund may invest up to 25% of its total assets in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Each Fund other than the Money Market Fund and Tax Free Money Market Fund may invest in payment-in-kind obligations. Payment-in-kind obligations are obligations on which the interest is payable in additional securities rather than cash. The Short-Intermediate Term Fund and the U.S. Government Securities Fund may invest without limitation and each other Fund other than the Money Market Fund may invest up to 25% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligations are backed by the full faith and credit of the U.S. Government, including instruments known as 'STRIPS.' The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which a Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a 'tender fee' to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

INDEXED INVESTMENTS. The International Equity Fund may invest in instruments which are indexed to certain specific foreign currency exchange rates. The terms of such instruments may provide that their principal amounts or just their coupon interest rates are adjusted upwards or downwards (but not below zero) at maturity or on established coupon payment dates to reflect changes in the exchange rate between two or more currencies while the obligation is outstanding. Such indexed investments entail the risk of loss of principal and/or interest payments from currency movements in addition to principal risk, but offer the potential for realizing gains as a result of changes in foreign currency exchange rates.

REAL ESTATE INVESTMENT TRUSTS. Equity investments may include shares of real estate investment trusts ('REITs'). REITs are pooled investment vehicles which invest primarily in income-producing real estate ('equity trust') or real estate related loans or interests ('mortgage trusts'). The value of equity trusts will depend upon the value of the underlying properties, and the value of the mortgage trusts will be sensitive to the value of the underlying loans or interests. The value of REITs may decline when interest rates rise.

INVERSE FLOATERS AND INTEREST RATE CAPS. Each of the Fixed Income Funds may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rates changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure. No Fund has any present intention to invest in inverse floaters or securities with interest rate caps.


MORTGAGE-RELATED SECURITIES. Each Equity Fund may invest in investment grade mortgage-related securities. The Intermediate Term Bond Fund and Income Fund each may invest up to two-thirds of its total assets in investment grade mortgage-related securities. The Short-Intermediate Term Fund and U.S. Government Securities Fund may invest without limitation in mortgage-related U.S. Government Securities. Mortgage pass-through securities are securities representing interests in 'pools' of mortgages in which payments of both interest and principal on the securities are made monthly, in effect 'passing through' monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by a Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, as with callable fixed income securities generally, if a Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium. Like other fixed income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income, fixed maturity securities which have no prepayment or call features.


Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Certain mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees, while other such securities may be backed only by the underlying mortgage collateral.

Each Fund other than the Money Market Fund and the Tax Free Funds may also invest in investment grade Collateralized Mortgage Obligations ('CMOs'), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life and/or stated maturity. Monthly payments of principal, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

Each Fund other than the Money Market Fund and the Tax Free Funds may invest in principal-only or interest-only stripped mortgage-backed securities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-related securities. Stripped mortgage-backed securities which are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. In addition, stripped mortgage securities may be illiquid.

The Funds expect that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, a Fund may consider making investments in such securities.

DOLLAR ROLLS. Each Fund other than the Money Market Fund and the Tax Free Funds may enter into mortgage 'dollar rolls' in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction.


ASSET-BACKED SECURITIES. Each Fund may invest in investment grade asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.


DERIVATIVES AND RELATED INSTRUMENTS. Each Fund other than the Money Market Fund and the Tax Free Money Market Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover a Fund's obligations. Each such Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its adviser to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. No Fund is required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of a Fund. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, 'program trading,' and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, a Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. It is intended that the Money Market Fund and the Tax Free Money Market Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of each Fund's buy and sell transactions will vary from year to year. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups.

ADDITIONAL INVESTMENT POLICIES OF THE MONEY MARKET FUND

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches).

These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

ADDITIONAL INVESTMENT POLICIES OF THE TAX FREE FUNDS

The following provides additional information regarding the permitted investments of the Tax Free Money Market Fund, the Tax Free Income Fund and the New York Tax Free Income Fund. These investments, and certain associated risks are more fully described in the SAI.

MUNICIPAL OBLIGATIONS. Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Tax Free Money Market Fund invests may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of non-governmental issuers such as hospitals or airports, provided, however, that a Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. Each Tax Free Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Funds may invest contain 'non-appropriation' clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purposes. Although 'non-appropriation' lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid. Each Fund's adviser will evaluate the liquidity of municipal lease obligations in accordance with procedures established by the Funds.

LIMITING INVESTMENT RISKS


Specific investment restrictions help the Funds limit investment risks for their shareholders. These restrictions prohibit each Fund from (a) investing more than 15% of its net assets (10% in the case of the Money Market Fund and the Tax Free Money Market Fund) in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees) or (b) investing more than 25% of its total assets in any one industry (excluding (i) U.S. Government obligations, (ii) with respect to the Money Market Fund and Tax Free Money Market Fund, bank obligations, and (iii) with respect to the Tax Free Funds, obligations of states, cities, municipalities or other public authorities, as well as municipal obligations secured by bank letters of credit or guarantees). Each 'diversified' Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations) or hold more than 10% of the voting securities of any issuer. In addition, in order to comply with federal securities regulations relating to money market funds, the Money Market Fund and Tax Free Money Market Fund will not, with respect to 100% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations). A complete description of these and other investment policies is included in the SAI. Except for restriction (b) above and investment policies designated as fundamental in the SAI, the Funds' investment policies (including their investment objectives) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval. However, in the event of a change in any such Fund's investment objective, shareholders will be given at least 30 days' prior written notice.


RISK FACTORS

There can be no assurance that the Money Market Fund or Tax Free Money Market Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by such Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities.

The Money Market Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

The Tax Free Money Market Fund may invest without limitation and each of the Tax Free Income Fund and New York Tax Free Income Fund may invest up to 25% of its total assets in Municipal Obligations secured by letters of credit or guarantees from U.S. banks (including their foreign branches), and may also invest in Municipal Obligations backed by foreign institutions. These investments are subject to the considerations discussed in the preceding paragraphs relating to the Money Market Fund. Changes in the credit quality of banks or other financial institutions backing the Fund's Municipal Obligations could cause losses to the Fund and affect its share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.


Each of the Tax Free Income Fund and the New York Tax Free Income Fund is 'non-diversified,' which may make the value of its shares more susceptible to developments affecting issuers in which such Funds invest. In addition, more than 25% of the assets of the Tax Free Funds may be invested in securities to be paid from revenue of similar projects, which may cause such Funds to be more susceptible to similar economic, political or regulatory developments. The New York Tax Free Income Fund will be particularly susceptible to such economic, political or regulatory developments since the issuers in which it will invest will generally be located in the State of New York.


Because the Tax Free Funds will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, such Funds are susceptible to factors affecting such states and their municipal issuers. A number of municipal issuers, including New York issuers, have a recent history of significant financial and fiscal difficulties. If a municipal issuer is unable to meet its financial obligations, the income derived by a Tax Free Fund and a Tax Free Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information regarding New York municipal issuers.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investments by the Tax Free Funds.

The net asset value of the shares of each Fund (other than the Money Market Fund and Tax Free Money Market Fund) will fluctuate based on the value of the securities in the Fund's portfolio. The Fixed Income Funds are subject to the general risks and considerations associated with fixed income investing, as well as the risks discussed herein. The Equity Funds are subject to the general risks and considerations associated with equity and, to the extent they invest in fixed income securities, fixed income investing, as well as the risks discussed herein.

The performance of each Fixed Income Fund and, to the extent it invests in fixed income securities, each Equity Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by a Fund tends to decrease. This effect will be more pronounced with respect to investments by a Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. Except as indicated in its investment policies, there is no restriction on the maturity of a Fund's portfolio or any individual portfolio security, and to the extent a Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of a Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them. Guarantees of principal and interest on obligations that may be purchased by a Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Fund. Other fixed income securities in which a Fund may invest, while of investment-grade quality, may be of lesser credit quality than U.S. Government Securities. Securities rated in the category Baa by Moody's or BBB by S&P or the equivalent by another NRSRO lack certain investment characteristics and may have speculative characteristics.

To the extent permitted by its investment objective and policies, each Fund may invest in the securities of small or mid cap companies. The securities of small to mid cap companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

As the International Equity Fund invests primarily in equity securities of companies outside the U.S., an investment in the Fund's shares involves a higher degree of risk than an investment in a U.S. equity fund. See 'Common Investment Policies-Other Investment Practices-Foreign Securities.' Investments in securities of issuers based in developing countries entail certain additional risks, including greater risks of expropriation, taxation by withholding Fund assets, nationalization, and less social, political and economic stability. The small size of markets for securities of issuers based in such countries and the low or nonexistent volume of trading may result in a lack of liquidity and in price volatility. Certain national policies may restrict the investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. There may be an absence of developed legal structures governing private or foreign investment and private property.

For a discussion of certain other risks associated with each Fund's additional investment activities, see 'Other Investment Practices' above.

MANAGEMENT

THE FUNDS' ADVISERS

Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.



For its investment advisory services to the Funds, Chase is entitled to receive an annual fee equal to the percentage of the average daily net assets of each Fund set forth below:



                                Fee
Fund                           Rate
-----------------------------  -----
Money Market Fund............  0.30%
Tax Free Money
  Market Fund................  0.30%
Tax Free Income Fund.........  0.50%
New York Tax Free Income
 Fund........................  0.50%
Short-Intermediate Term U.S.

 Government Securities
 Fund .......................  0.50%
U.S. Government Securities
 Fund........................  0.50%
Intermediate Term Bond
 Fund........................  0.50%
Income Fund..................  0.50%
Balanced Fund................  0.75%
Equity Income Fund...........  0.75%
Core Equity Fund.............  0.75%
Equity Growth Fund...........  0.75%
Mid Cap Growth Fund..........  0.75%
Small Cap Fund...............  0.75%
International Equity Fund      1.00%



Chase Texas serves as sub-investment adviser to certain of the Funds under a Sub-Investment Advisory Agreement between Chase and Chase Texas. Chase Texas is a wholly-owned subsidiary of The Chase Manhattan Corporation. Chase Texas makes investment decisions for these Funds on a day-to-day basis. For these services, Chase Texas is entitled to receive a fee, payable by Chase, at an annual rate equal to the percentage of the average daily net assets of each Fund set forth below:



                               Fee
Fund                           Rate
----------------------------- ------
Money Market Fund............  0.15%
Short-Intermediate Term U.S.
 Government Securities
 Fund .......................  0.25%
U.S. Government Securities
 Fund .......................  0.25%
Intermediate Term Bond
 Fund........................  0.25%
Income Fund..................  0.25%
Balanced Fund................ 0.375%
Equity Income Fund........... 0.375%
Core Equity Fund............. 0.375%
Equity Growth Fund........... 0.375%
Small Cap Fund............... 0.375%

Chase Texas is located at 712 Main Street, Houston, Texas 77002. Prior to January 1, 1998, Chase Texas acted as trustee of the AVESTA Trust and, as trustee, was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.


Chase may enter into one or more additional Sub-Investment Advisory Agreements with respect to the Tax Free Money Market Fund, Tax Free Income Fund, New York Tax Free Income Fund, Mid Cap Growth Fund and International Equity Fund.


PORTFOLIO MANAGERS. Guy Barba, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Money Market Fund since April 1993 and the Short-Intermediate Term Fund since its inception. Mr. Barba has been employed by Chase Texas since 1988.


A team composed of Chase investment professionals is responsible for the management of the Tax Free Money Market Fund's portfolio.

A team composed of Chase investment professionals is responsible for the management of the Tax Free Income Fund's portfolio.

A team composed of Chase investment professionals is responsible for the management of the New York Tax Free Income Fund's portfolio.


H. Mitchell Harper, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Intermediate Term Bond Fund since its inception. Mr. Harper has been employed by Chase Texas since 1987.



John Miller, a Senior Investment Officer at Chase Texas, has served as the portfolio manager for each of the Income Fund and the fixed income portion of the Balanced Fund since July 1994 and for the U.S. Government Securities Fund since June 1995. Mr. Miller has been employed with Chase Texas since 1986.



Henry Lartigue, the Chief Investment Officer at Chase Texas, has served as the portfolio manager for the Equity Growth Fund since July 1994, the equity portion of the Balanced Fund since July 1994 and the Core Equity Fund since January 1996. Between July 1992 and July 1994, Mr. Lartigue was self-employed as a registered investment adviser.



Robert Heintz, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Equity Income Fund since its inception. Mr. Heintz has been employed by Chase Texas since 1983.



A team composed of Chase investment professionals is responsible for the management of the Mid Cap Growth Fund's portfolio.


Juliet Ellis, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Small Cap Fund since September 1993. Ms. Ellis has been employed by Chase Texas since 1987. Prior to becoming portfolio manager for the Small Cap Fund, Ms. Ellis was the director of research and an equity analyst at Chase Texas.


A team composed of Chase investment professionals is responsible for the management of the International Equity Fund's portfolio.

HOW TO BUY, SELL AND
EXCHANGE_ SHARES

HOW TO BUY SHARES


You can open a Fund account with as little as $2,500 for regular accounts or $1,000 for IRAs, SEP-IRAs and the Systematic Investment Plan. Additional investments can be made at any time with as little as $100. You can buy Fund shares three ways-- through an investment representative, directly through the Fund's distributor by calling the Chase Funds Service Center, or through the Systematic Investment Plan.



All purchases made by check should be in U.S. dollars and made payable to the Chase Funds. Third Party checks, credit cards and cash will not be accepted. The Funds reserve the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House
(ACH) will not be allowed until your payment clears, which may take 7 business days or longer.



BUYING SHARES THROUGH THE FUNDS' DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Funds Service Center.



BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of

$100 or more per transaction through automatic periodic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Funds Service Center. Call the Chase Funds Service Center at 1-800-62-CHASE for complete instructions.



Shares are purchased at the public offering price, which is based on the net asset value next determined after the Chase Funds Service Center receives your order in proper form. In most cases, in order to receive that day's public offering price, the Chase Funds Service Center must receive your order in proper form before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order generally before the close of regular trading on the New York Stock Exchange to receive that day's public offering price; however your investment representative may impose an earlier deadline. Orders are in proper form only after funds are converted to federal funds. Orders paid by check and received by 2:00 p.m., Eastern Time will generally be available for the purchase of shares the following business day.


If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares and all shares will be held in book entry form.

HOW TO SELL SHARES

You can sell your Fund shares any day the New York Stock Exchange and Federal Reserve Bank of New York are open, either directly to the Funds or through your investment representative. Each Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.


SELLING SHARES DIRECTLY TO THE FUNDS. Send a signed letter of instruction to the Chase Funds Service Center. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Chase Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.



If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.


If you want your redemption proceeds sent to an address other than your address as it appears on the Funds' records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Funds Service Center for details.


DELIVERY OF PROCEEDS. Each Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


TELEPHONE REDEMPTIONS. You may use the Funds' Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Funds Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire or ACH to a bank account on record with the Funds. Unless an investor indicates otherwise on the account application, each Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.



The Chase Funds Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Funds Service Center.



During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Funds Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.



SYSTEMATIC WITHDRAWAL. You can make regular withdrawals of $50 or more monthly, quarterly or semiannually. A minimum account balance of __________ is required to establish a systematic withdrawal plan. Call the Chase Funds Service Center at 1-800-62-CHASE for complete instructions.



SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Chase Funds Service Center, and may charge you for its services.


INVOLUNTARY REDEMPTION OF ACCOUNTS. Each Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet the Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

HOW TO EXCHANGE YOUR SHARES


You can exchange your shares for shares of the same class of certain other Chase Funds at net asset value beginning 15 days after purchase. Not all Chase Funds offer all classes of shares. The description of the other Chase Fund into which shares are being exchanged which appears in this prospectus should be read carefully and retained for future reference.


For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.


EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Funds Service Center for procedures for telephone transactions. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding.


EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management or the Trustees believe doing so would be in the best interests of the Funds, each

Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Funds Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.


HOW THE FUNDS
VALUE_ THEIR_ SHARES

MONEY MARKET FUNDS. The net asset value of each class of shares of the Money Market Fund and the Tax Free Money Market Fund is currently determined as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made.

The portfolio securities of the Money Market Fund and the Tax Free Money Market Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under 'Common Investment Policies.' This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized costs. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.

NON-MONEY MARKET FUNDS. The net asset value of each class of each other Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each Fund Business Day, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Funds are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE;_ TAX_ INFORMATION


MONEY MARKET FUNDS. The net investment income (i.e., a Fund's investment company taxable income as that term is defined in the Internal Revenue Code of 1986, as amended (the 'Code') without regard to the deduction for dividends paid) of each class of shares of each of the Money Market Fund and the Tax Free Money Market Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day that the order is received in proper form by the Fund. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by Automated Clearing House (ACH) to a pre-established bank account, dividends are distributed in the form of additional shares. The Money Market Fund and Tax Free Money Market Fund do not expect to realize net capital gain (i.e., the excess of a Fund's net long-term capital gains over short-term capital losses).


NON-MONEY MARKET FUNDS. Each Fixed Income Fund declares dividends daily and distributes any net investment income at least monthly. Each Equity Fund other than the International Equity Fund distributes any net investment income at least quarterly. The International Equity Fund distributes any net investment income at least annually. Each Fund other than the Money Market Fund and the Tax Free Money Market Fund (which do not expect to earn net capital gain) distributes any net capital gain at least annually.

GENERAL. You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting net capital gain distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying your account administrator in writing. If you do not select an option when you open your account, all distributions will be reinvested.

Each Fund intends to qualify as a 'regulated investment company' for federal income tax purposes under Subchapter M of the Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. If a Fund does not qualify as a regulated investment company for any taxable year or does not meet certain other requirements, such Fund will be subject to tax on all of its taxable income and gains.


All Fund distributions of net investment income (which term shall include net short-term capital gain) will be taxable as ordinary income. Any distributions of net capital gain which are designated as 'capital gain dividends' will be taxable as long-term capital gain at the currently applicable 28% or 20% rate, regardless of how long you have held the shares. Distributions by the Tax Free Funds of their tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which you reside. To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.
A portion of the ordinary income dividends paid by certain Funds may qualify for the 70% dividends-received deduction for corporate shareholders.

Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Since more than 50% of the value of the total assets of the Fund at the close of the Fund's taxable year is anticipated to be stock or securities of foreign corporations, the Fund may elect to 'pass through' to its shareholders the amount of foreign taxes paid by the Fund.

Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

Early in each calendar year the Funds will notify you of the amount and tax status of distributions paid for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING_ THE_ FUNDS


For shareholders that bank with Chase or Chase Texas, Chase or Chase Texas may aggregate investments in the Chase Funds with balances held in Chase or Chase Texas bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase, Chase Texas and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Avesta Funds.


DISTRIBUTION PLANS



The Funds' distributor is CFD Fund Distributors, Inc. ('CFD'). CFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted a Rule 12b-1 distribution plan for Retail Class shares, which provides for the payment of distribution fees at an annual rate of up to 0.25% of the average daily net assets attributable to Retail Class shares of each Fund. Payments under the distribution plan shall be used to compensate the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Retail Class shares, and are not tied to the actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net assets value of Retail Class shares invested in each Fund by customers of those broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Retail Class shares will be conducted generally by the Chase Funds, and activities intended to promote one Fund's Retail Class shares may also benefit such Fund's other shares and other Chase Funds.

CFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets.

SUB-ADMINISTRATOR AND DISTRIBUTOR


CFD acts as the Funds' sub-administrator and distributor. CFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, CFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. CFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. CFD is located at One Chase Manhattan Plaza, Third Floor, New York, NY 10081.


CUSTODIAN


Chase acts as custodian for the Funds and receives compensation under an agreement with the Trust. Chase may sub-contract for the provision of certain services to be provided under the custody agreement. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of a Fund. In addition, each Fund may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND DESCRIPTION OF SHARES

The Funds are portfolios of Mutual Fund Investment Trust, an open-end management investment company organized as a Massachusetts business trust on September 23, 1997 (the 'Trust'). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

Each Fund issues multiple classes of shares. This Prospectus relates only to Retail Shares of the Funds. The Funds offer other classes of shares in addition to this class. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-_______ to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


The Trust was formed to receive the assets of the AVESTA Trust, a Texas business trust ('AVESTA'). Pursuant to a reorganization which took place on December 31, 1997, the Money Market Fund, Short-Term Intermediate Term Fund, U.S. Government Securities Fund, Intermediate Term Bond Fund, Income Fund, Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund and Small Cap Fund each acquired the assets of a corresponding series of AVESTA in exchange for Institutional Shares of such Fund.


UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE


Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a 'Portfolio'). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. In the event that a Fund adopts a master/feeder structure and invests all its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice. For additional information regarding the master/feeder structure, see the SAI.



PERFORMANCE_ INFORMATION



MONEY MARKET FUNDS. The Money Market Fund and the Tax Free Money Market Fund may each advertise its annualized 'yield' and its 'effective yield.' 'Annualized 'yield' is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the 'yield') will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. 'Effective yield' is the annualized 'yield' calculated assuming the reinvestment of the income earned during each week of the 52-week period. The 'effective yield' will be slightly higher than the 'yield' due to the compounding effect of this assumed reinvestment.

The Tax Free Money Market Fund may also quote a 'tax equivalent yield,' the yield that a taxable money market fund would have to generate in order to produce an after-tax yield equivalent to the tax free fund's yield. The tax equivalent yield of the Tax Free Money Market Fund can then be compared to the yield of a taxable money market fund. Tax equivalent yields can be quoted on either a 'yield' or 'effective yield' basis.

NON-MONEY MARKET FUNDS. The investment performance of each Fund other than the Money Market Fund and the Tax Free Money Market Fund may from to time be included in advertisements about the Fund. 'Yield' is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

'Total return' for the one-, five-and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the public offering price. Total return may also be presented for other periods.

GENERAL. All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                      STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 1, 1998

                              CHASE BALANCED FUND
                             CHASE CORE EQUITY FUND
                            CHASE EQUITY GROWTH FUND
                            CHASE EQUITY INCOME FUND
                               CHASE INCOME FUND
                       CHASE INTERMEDIATE TERM BOND FUND
                        CHASE INTERNATIONAL EQUITY FUND
                           CHASE MID CAP GROWTH FUND
                            CHASE MONEY MARKET FUND
                      CHASE NEW YORK TAX FREE INCOME FUND
         CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                        CHASE SMALL CAPITALIZATION FUND
                           CHASE TAX FREE INCOME FUND
                        CHASE TAX FREE MONEY MARKET FUND
                     CHASE U.S. GOVERNMENT SECURITIES FUND
                   101 PARK AVENUE, NEW YORK, NEW YORK 10178

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering Premier and Retail shares of Chase Money Market Fund and Chase Tax Free Money Market Fund (collectively the 'Money Market Funds'), Chase Income Fund, Chase Intermediate Term Bond Fund, Chase New York Tax Free Income Fund, Chase Short-Intermediate Term U.S. Government Securities Fund, Chase Tax Free Income Fund and Chase U.S. Government Securities Fund (collectively the 'Income Funds'), and Chase Balanced Fund, Chase Core Equity Fund, Chase Equity Income Fund, Chase Equity Growth Fund, Chase International Equity Fund, Chase Mid Cap Growth Fund and Chase Small Capitalization Fund (collectively the 'Equity Funds'). The Chase Tax Free Money Market Fund, Chase Tax Free Income Fund and Chase New York Tax Free Income Fund are collectively known as the 'Tax Free Funds.' Any references to a 'Prospectus' in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting CFD Fund Distributors, Inc. ('CFD'), the Funds' distributor (the 'Distributor'), at the above-listed address.

     This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

     For more information about your account, simply call or write the Chase Funds Service Center at:


                                 1-800-62-CHASE
                                 Chase Funds Service Center
                                 P.O. Box 419392
                                 Kansas City, MO 64141

                               TABLE OF CONTENTS


                                                                                                              PAGE
The Funds..................................................................................................      3
Investment Policies and Restrictions.......................................................................      3
Performance Information....................................................................................     21
Determination of Net Asset Value...........................................................................     25
Purchases, Redemptions and Exchanges.......................................................................     26
Tax Matters................................................................................................     27
Management of the Trust and the Funds......................................................................     32
Independent Accountants....................................................................................     39
Certain Regulatory Matters.................................................................................     39
General Information........................................................................................     40

APPENDIX A
Description of certain obligations issued or guaranteed by U.S. Government
  Agencies or Instrumentalities............................................................................     42

APPENDIX B
Description of Ratings.....................................................................................     44

APPENDIX C
Special investment considerations relating to New York Municipal Obligations...............................     47

                                   THE FUNDS

     Mutual Fund Investment Trust (the 'Trust') is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on September 23, 1997. The Trust presently consists of 15 separate series (the 'Funds'). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the '1940 Act'). The shares of the Funds are collectively referred to in this Statement of Additional Information as the 'Shares.'

     Effective January 1, 1998, the Money Market, Short-Intermediate Term U.S. Government Securities, U.S. Government Securities, Intermediate Term Bond, Income, Balanced, Equity Income, Core Equity, Equity Growth and Small Capitalization Funds of the AVESTA Trust, a collective investment trust, were converted and redomiciled into the corresponding portfolios of the Trust (the 'Avesta Conversion').

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. The Chase Manhattan Bank ('Chase') is the investment adviser for the Funds. Chase also serves as the Trust's administrator (the 'Administrator') and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with the investment adviser or sub-advisers.

                      INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT POLICIES

     The Prospectuses set forth the various investment policies of each Fund. The following information supplements and should be read in conjunction with the related sections of the Prospectuses. As used in this Statement of Additional Information, with respect to those Funds and policies for which it applies, the term 'Municipal Obligations' has the meaning given to it in the Prospectuses. For descriptions of the securities ratings of Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's Corporation ('S&P') and Fitch Investors Service, Inc. ('Fitch'), see Appendix B.

     U.S. Government Securities. U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.

     In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

     Bank Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.

     Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed 'illiquid' for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

     Depositary Receipts. A Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored Depositary Receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

     ECU Obligations. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

     Supranational Obligations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

     Corporate Reorganizations. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

     Warrants and Rights. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. The commercial paper and other short-term obligations of U.S. and foreign corporations which may be purchased by the Money Market Fund, other than those of bank holding companies, include obligations which are (i) rated Prime-1 by Moody's, A-1 by S&P, or F-1 by Fitch, or comparably rated by another NRO; or (ii) determined by the advisers to be of comparable quality to those rated obligations which may be purchased by the Money Market Fund at the date of purchase or which at the date of purchase have an outstanding debt issue rated in the highest rating category by Moody's, S&P, Fitch or another NRO. The commercial paper and other short-term obligations of U.S. banks holding companies which may be purchased by Money Market Fund include obligations issued or guaranteed by bank holding companies with total assets exceeding $1 billion. For purposes of the size standards with respect to banks and bank holding companies, 'total deposits' and 'total assets' are determined on an annual basis by reference to an institution's then most recent annual financial statements.

     Repurchase Agreements. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 102% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

     Forward Commitments. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although, with respect to any Tax Free Fund, short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash or liquid securities equal to the amount of such Fund's commitments securities will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses which, for consideration by investors in the Tax Free Funds, are not exempt from federal, state or local taxation.

     To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

     Floating and Variable Rate Securities; Participation
Certificates. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Investments by the Income Funds in floating or variable rate securities normally will involve industrial development or revenue bonds that provide for a periodic adjustment in the interest rate paid on the obligation and may, but need not, permit the holder to demand payment as described above. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them. The floating or variable rate demand instruments in which the Money Market Funds may invest are payable on demand on not more than seven calendar days' notice.

     The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

     In the case of a Money Market Fund, the Board of Trustees may determine that an unrated floating or variable rate security meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of 'high quality', no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet a Money Market Fund's high quality criteria. If an instrument is ever deemed to fall below a Money Market Fund's high quality standards, either it will be sold in the market or the demand feature will be exercised.

     The securities in which certain Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ('Participation Certificates'). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

     A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

     The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.

     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly 'prime rates' charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' 'prime rates' or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

     The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. With respect to a

Money Market Fund, the maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. With respect to Income Funds, if variable rate securities are not redeemed through the demand feature, they mature on a specified date which may range up to thirty years from the date of issuance.

     Tender Option Floating or Variable Rate Certificates. The Money Market Funds may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of derivatives, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed upon price and date. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities.

     High Quality Municipal Obligations. Investments by the Tax Free Money Market Fund will be made in unrated Municipal Obligations only if they are determined to be of comparable quality to permissible rated investments on the basis of the advisers' credit evaluation of the obligor or of the bank issuing a participation certificate, letter of credit or guaranty, or insurance issued in support of the obligation. High Quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees has determined that Municipal Obligations which are backed by the credit of U.S. Government will be considered to have a rating equivalent to Moody's Aaa.

     If, subsequent to purchase by the Tax Free Money Market Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest short-term rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Board of Trustees determines that it is no longer of comparable quality or (b) the Tax Free Money Market Fund's advisers become aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause such Tax Free Money Market Fund to take such action as it determines is in its best interest and that of its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the advisers becoming aware of the new rating and the Fund's Board is subsequently notified of the adviser's actions.

     To the extent that a rating given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the advisers also will evaluate these securities and the creditworthiness of the issuers of such securities.

     Zero Coupon, Payment-in-Kind and Stripped Obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ('STRIPS') program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

     Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the 'Code'), investments by a Fund in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

     Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

     Payment-in-kind ('PIK') bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

     Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the 'Securities Act') and commercial obligations issued in reliance on the so-called 'private placement' exemption from registration afforded by Section 4(2) of the Securities Act ('Section 4(2) paper'). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

     One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' purchases and sales of Rule 144A securities and
Section 4(2) paper.

     Stand-By Commitments. In a put transaction, a Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.

     The amount payable to the Tax Free Money Market Fund upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Fund on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Tax Free Money Market Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Tax Free Money Market Fund values stand-by commitments at zero for purposes of computing their net asset value per share.

     Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and that the maturity of the underlying security will generally be different from that of the commitment. Nor more than 10% of the total assets of the Tax Free Money Market Fund will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.

     Securities Loans. To the extent specified in the Prospectuses, each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

     Real Estate Investment Trusts. Certain Funds may invest in shares of real estate investment trusts ('REITs'), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED TRANSACTIONS

     Introduction. As explained more fully below, the non-Money Market Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a 'derivative' instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

     Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

     The value of some derivative or similar instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds--ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

     Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of 'cross-hedges' between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, 'program trading,' and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

     Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund.

     Options on Securities, Securities Indexes and Debt Instruments. A Fund may purchase, sell or exercise call and put options on (i) securities, (ii) securities indexes, and (iii) debt instruments.

     Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund writing a covered call (i.e., where the underlying securities are held by the Fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The Funds will not write uncovered options.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     Futures Contracts and Options on Futures Contracts. A Fund may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ('futures options').

     The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

     Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

     Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     Forward Contracts. A Fund may use foreign currency and interest-rate forward contracts for various purposes as described below.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund 'locks in' the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as 'cross-hedges.'

     A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A Fund may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     Interest Rate and Currency Transactions. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

     The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

     A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

     A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.


     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a

Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

     A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

     Mortgage-Related Securities. A Fund may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

     The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

     A Fund may also invest in securities representing interests in collateralized mortgage obligations ('CMOs'), real estate mortgage investment conduits ('REMICs') and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related entities, and their income streams.


     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     The advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds may consider making investments in such new types of mortgage-related securities.

     Dollar Rolls. Under a mortgage 'dollar roll,' a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the 'drop') as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A 'covered roll' is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage 'dollar roll,' it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered senior securities. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.


     Asset-Backed Securities. A Fund may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, 'Certificates for Automobile Receivables(Service Mark)' or 'CARSSM' ('CARS'). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

     Structured Products. A Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ('structured products') backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

     A Fund may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the 'reference rate'). As an example, inverse floaters may constitute a class of

CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be 'investment companies' as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which an Income Fund invests may be deemed illiquid and subject to its limitation on illiquid investments.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

     Additional Restrictions on the Use of Futures and Option Contracts. None of the Funds is a 'commodity pool' (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

     When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

     In addition to the foregoing requirements, the Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by a Fund not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

MASTER-FEEDER STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a 'Portfolio'). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of the Funds should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.


     Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the relevant Fund and would cast all of its votes in the same proportion as did such Fund's shareholders. Shares of a Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the relevant Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the relevant Fund.

     A Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believe to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

     If a Fund invests all of its investable assets in a Portfolio, investors in the Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Chase Funds Service Center. In the event a Fund adopts a master/feeder structure and invests all of its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.

INVESTMENT RESTRICTIONS

     The Funds have adopted the following investment restrictions which may not be changed without approval by a 'majority of the outstanding shares' of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

     Each Fund may not:

          (1) borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

          (2) make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

          (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction; (ii) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U.S. banks; and
     (iii) the Tax Free Money Market Fund may invest more than 25% of its assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates.

          (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

          (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

          (6) issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

          (7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

     In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

     For purposes of investment restriction (2) above, loan participations are considered to be debt instruments.

     For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

     For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an 'industry.' Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an 'industry.' Supranational organizations are collectively considered to be members of a single 'industry' for purposes of restriction (3) above.

     For purposes of investment restriction (3) above, the Money Market Funds may invest more than 25% of their respective total assets in obligations issued by banks, including foreign branches of U.S. banks where the investment risk of investing in the foreign branch is the same as that of investing in the U.S. parent, in that the U.S. parent would be unconditionally liable in the event the foreign branch failed to pay on its instruments for any reason.

     In addition, each Fund is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

          (1) Each Fund other than the Tax Free Income Fund and New York Tax Free Income Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); each of the Tax Free Income Fund and New York Tax Free Income Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

          (2) Each Fund may not make short sales of securities, other than short sales 'against the box,' or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund.

          (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

          (4) Each Fund other than the Money Market Funds may not invest more than 15% of its net assets in illiquid securities; each Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

          (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

          (6) Except as specified above, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

     For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

     If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in a Fund's investments are reviewed by the Board of Trustees of the Trust. The portfolio managers may serve other clients of the advisers in a similar capacity.

     The frequency of a Fund's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective. Funds investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.

     For the fiscal years ended December 31, 1995 and 1996, the annual rates of portfolio turnover for the predecessors of the following Funds were as follows:

                                                                                1995    1996
                                                                                ----    ----
Core Equity Fund.............................................................   133 %    29 %
Equity Growth Fund...........................................................    99 %    62 %
Equity Income Fund...........................................................    11 %    24 %

Income Fund..................................................................    93 %    72 %
Intermediate Term Bond Fund..................................................   198 %   134 %
Short- Intermediate Term U.S. Government Securities Fund.....................   187 %   177 %
Small Capitalization Fund....................................................    89 %    68 %
U.S. Government Securities Fund..............................................    17 %    48 %


     For the fiscal year ended December 31, 1998, the annual rates of portfolio turnover for the International Equity Fund, Mid Cap Growth Fund, New York Tax Free Income Fund and Tax Free Income Fund are each expected not to exceed 200%.


     Under the advisory agreement and the sub-advisory agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser and sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

     Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser or sub-adviser to a Fund normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the adviser or sub-adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for a Fund by the adviser and sub-adviser. At present, no other recapture arrangements are in effect.

     Under the advisory and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisers, the Funds and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term 'brokerage and research services' includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     The management fees that the Funds pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser or sub-advisers in carrying out their obligations to the Funds. While such services are not expected to reduce the expenses of the adviser or sub-advisers, the advisers would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

     In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the adviser's or sub-advisers' other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

     For the fiscal years ended December 31, 1994, 1995 and 1996, the predecessor to the Balanced Fund paid aggregate brokerage commissions of $58,564, $31,889 and $17,647, respectively.


     For the fiscal years ended December 31, 1994, 1995 and 1996, the predecessor to the Core Equity Fund paid aggregate brokerage commissions of $74,725, $78,529 and $14,201, respectively.

     For the fiscal years ended December 31, 1994, 1995 and 1996, the predecessor to the Equity Growth Fund paid aggregate brokerage commissions of $105,860, $94,430 and $60,946, respectively.

     For the fiscal years ended December 31, 1994, 1995 and 1996, the predecessor to the Equity Income Fund paid aggregate brokerage commissions of $64,821, $17,134 and $43,787, respectively.

     For the fiscal years ended December 31, 1994, 1995 and 1996, the predecessor to the Income Fund paid aggregate brokerage commissions of $0, $45 and $0, respectively.

     For the fiscal years ended December 31, 1994, 1995 and 1996, the predecessor to the Small Capitalization Fund paid aggregate brokerage commissions of $29,834, $21,765 and $34,255, respectively.

     No portfolio transactions are executed with the advisers or with any affiliate of the advisers, acting either as principal or as broker.

                            PERFORMANCE INFORMATION

     From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the S&P 400 Mid Cap Index, the S&P 600 Small Cap Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

     A Fund may provide period and average annual 'total rates of return.' The 'total rate of return' refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values (in the case of the non-Money Market Funds) of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by the Fund and changes in the Fund's expenses. The advisers, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares).

     Each Fund presents performance information for each class thereof since the commencement of operations of that Fund (or the related predecessor fund, as described below), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is therefore based on the performance history of a predecessor class. Historical expenses reflected in performance information are based upon the distribution and other expenses actually incurred during the periods presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

     In connection with the Avesta Conversion, each of the Balanced, Core Equity, Equity Growth, Equity Income, Income, Intermediate Term Bond, Money Market, Short-Intermediate Term U.S. Government Securities, Small Capitalization and U.S. Government Securities Funds of the Trust was established to receive the assets of the corresponding investment portfolio of the AVESTA Trust, a collective investment trust organized under Texas law. Performance results presented for each class of the Chase Funds include the performance of the corresponding investment portfolio of the AVESTA Trust for periods prior to the consummation of the Avesta Conversion. Accordingly, for periods prior to January 1, 1998, the performance results for each class of a Fund will be identical.

     Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

     Advertisements for the Chase Funds may include references to the asset size of other financial products made available by Chase or its affiliates, such as the offshore assets of other funds.

TOTAL RATE OF RETURN

     A Fund's or class's total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

AVERAGE ANNUAL TOTAL RETURNS(1)

     The average annual total rate of return figures for the predecessors to the following Funds, reflecting the initial investment and assuming the reinvestment of all distributions for the one and five year periods ended September 30, 1997 and for the period from commencement of business operations of each such Fund to September 30, 1997 were as follows:


                                                                              SINCE FUND    DATE OF FUND    DATE OF CLASS
FUND                                                ONE YEAR    FIVE YEARS    INCEPTION      INCEPTION      INTRODUCTION
-------------------------------------------------   --------    ----------    ----------    ------------    -------------
Balanced Fund                                                                                  3/29/88
  Premier Shares.................................     27.37%       12.48%       11.71%                          3/29/88
  Retail Shares(2)...............................     27.37%       12.48%       11.71%                           /  /98
Core Equity Fund                                                                                4/1/93
  Premier Shares.................................     42.14%          --        17.51%                           4/1/93
  Retail Shares(2)...............................     42.14%          --        17.51%                           /  /98
Equity Growth Fund                                                                             3/29/88
  Premier Shares.................................     44.18%       17.66%       14.96%                          3/29/88
  Retail Shares(2)...............................     44.18%       17.66%       14.96%                           /  /98
Equity Income Fund                                                                             3/29/88

                                                                              SINCE FUND    DATE OF FUND    DATE OF CLASS
FUND                                                ONE YEAR    FIVE YEARS    INCEPTION      INCEPTION      INTRODUCTION
-------------------------------------------------   --------    ----------    ----------    ------------    -------------
  Premier Shares.................................     36.19%       18.07%       14.43%                          3/29/88

  Retail Shares(2)...............................     36.19%       18.07%       14.43%                           /  /98

Income Fund                                                                                    3/29/88
  Premier Shares.................................      8.71%        5.98%        7.36%                          3/29/88
  Retail Shares(2)...............................      8.71%        5.98%        7.36%                           /  /98

Intermediate Term Bond Fund                                                                    10/4/94
  Premier Shares.................................      7.43%          --         7.61%                          10/4/94
  Retail Shares(2)...............................      7.43%          --         7.61%                           /  /98

Short-Intermediate Term
  U.S. Government Securities Fund                                                               4/1/93
  Premier Shares.................................      6.47%          --         4.52%                           4/1/93
  Retail Shares(2)...............................      6.47%          --         4.52%                           /  /98

Small Capitalization Fund                                                                       4/1/93
  Premier Shares.................................     35.87%          --        20.02%                           4/1/93
  Retail Shares(2)...............................     35.87%          --        20.02%                           /  /98

U.S. Government Securities Fund                                                                 4/1/93
  Premier Shares.................................     10.76%          --         6.97%                           4/1/93
  Retail Shares(2)...............................     10.76%          --         6.97%                           /  /98


------------------
(1) The ongoing fees and expenses borne by Retail Shares are greater than those borne by Premier Shares. As indicated above, the performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the performance history of a predecessor class and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class. Accordingly, the performance information presented in the table above and in each table that follows may be used in assessing each Fund's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes, which would require an adjustment to the ongoing expenses.

    The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were not such waivers. With respect to certain Funds, Chase and/or other service providers are obligated to waive certain fees and/or reimburse certain expenses for a stated period of time. In other instances, there is no obligation to waive fees or to reimburse expenses. The Prospectuses disclose the extent of any agreements to waive fees and/or reimburse expenses.

    Performance presented in the table above and in each table that follows for each class of these Funds includes the performance of their respective predecessor funds for periods prior to the consummation of the Avesta Conversion. Performance presented for each class of each of these Funds is based on the historical expenses and performance of a single class of shares of its predecessor fund and does not reflect the current distribution, service and/or other expenses that an investor would incur as a holder of such class of such Fund. Date of Fund inception shown for these Funds is the date of inception of their respective predecessor funds. These Funds commenced operations as part of the Trust on January 1, 1998. The predecessor funds (unlike the Chase Funds and other investment companies) were not required to comply with the diversification, distribution and other requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the 'Code'). Had the predecessor funds been subject to such requirements, their investment performance might have been adversely affected.

                                              (Footnotes continued on next page)

(Footnotes continued from previous page)
(2) Performance information presented in the table above and in each table that follows for this class of this Fund prior to the date the class was introduced does not reflect distribution fees and certain other expenses borne by this class which, if reflected, would reduce the performance quoted.

YIELD QUOTATIONS

     Any current 'yield' quotation for a class of shares shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     Any current 'yield' for a class of shares of a Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of a Money Market Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A portion of the Tax Free Money Market Fund's income used in calculating such yields may be taxable.


     Any taxable equivalent yield quotation of a class of shares of a Tax Free Fund, whether or not it is a Money Market Fund, shall be calculated as follows. If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation (as determined in accordance with the appropriate calculation described above) divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

     The yields of the shares of the non-Money Market Funds for the thirty day period ended September 30, 1997 were as follows:


                                                                                                 PREMIER
                                                                                                 -------
Balanced Fund.................................................................................      2.76%
Core Equity Fund..............................................................................      0.61%
Equity Growth Fund............................................................................      0.06%
Equity Income Fund............................................................................      1.18%
Income Fund...................................................................................      5.96%
Intermediate Term Bond Fund...................................................................      5.63%
Short-Intermediate Term U.S. Government Securities Fund.......................................      5.24%
Small Capitalization Fund.....................................................................     (0.14%)
U.S. Government Securities Fund...............................................................      5.33%

     The yields and effective yields of the shares of the Money Market Fund for the seven day period ended September 30, 1997 were as follows:


                                                                                              EFFECTIVE
                                                                          CURRENT              COMPOUND
                                                                      ANNUALIZED YIELD     ANNUALIZED YIELD
                                                                     ------------------    ----------------
Money Market Fund
  Premier Shares..................................................          5.03%                5.16%



                        DETERMINATION OF NET ASSET VALUE


     As of the date of this Statement of Additional Information, the New York

Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the International Equity Fund invests in securities primarily listed on foreign exchanges which may trade on Saturdays or other customary United States national business holidays on which the Fund does not price, the Fund's portfolio will trade and the net asset value of the Fund's shares may be significantly affected on days on which the investor has no access to the Fund.

     Equity securities in a Fund's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter accrediting discounts and amortizing premiums at a constant rate to maturity. Pursuant to the rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize the net asset value of each Money Market Fund at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the $1.00 amortized cost price per share. If fluctuating interest rates cause the market value of a Money Market Fund's portfolio to approach a deviation of more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will considered what action, if any, should be initiated. Such action may include redemption of shares in kind (as described in greater detail below), selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

     The Money Market Funds have established procedures designed to ensure that their portfolio securities meet their high quality criteria.

     Bonds and other fixed income securities, (other than short-term obligations) in a Funds Portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, compound rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     Interest income on long-term obligations in a Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

     The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application.

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities

(instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

     Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

     A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund intends to qualify and elect to be taxed as a regulated investment company (a 'RIC') under Subchapter M of the Code. If a Fund qualifies as a RIC, such Fund will not be subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes (i) at least 90% of its net investment income for the taxable year, and (ii) in the case of each Tax Free Fund, at least 90% of its net tax-exempt interest income for the taxable year (the 'Distribution Requirement').

     In addition to satisfying the Distribution Requirement for each taxable year, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the 'Income Requirement').

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Each non-Money Market Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See 'Additional Policies Regarding Derivative and Related Transactions.' Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to 'mark-to-market' certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If a Fund purchases shares in a 'passive foreign investment company' (a 'PFIC'), the Fund may be subject to U.S. federal income tax on a portion of any 'excess distribution' or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a 'qualified electing fund' under the Code (a 'QEF'), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, under recently enacted legislation, a Fund can elect to mark-to-market at the end of each taxable year its shares in a

PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax.

     If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a 'taxable year election')). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below. Dividends paid on Premier and Retail shares are calculated at the same time. In general, dividends on Retail shares are expected to be lower than those on Premier shares due to the higher distribution expenses borne by the Retail shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

     A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a 'capital gain dividend,' it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

     Under recently enacted legislation, the maximum rate of tax on long-term capital gains of individuals will generally be reduced from 28% to 20% (10% for gains otherwise taxed at 15%) for long-term capital gains realized after July 28, 1997 with respect to capital assets held for more than 18 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%. Under a literal reading of the legislation, capital gain dividends paid by a RIC would not appear eligible for the reduced capital gain rates. However, the legislation authorizes the Treasury Department to promulgate regulations that would apply the new rates to capital gain dividends paid by a RIC.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Each Tax Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax Free Fund's taxable year at least 50% of the its total assets consist of tax-exempt municipal obligations. Distributions from a Tax Free Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax Free Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Investors should be aware that gain from the sale or redemption of shares of a Tax Free Fund will be taxable to the shareholders as capital gain even though the increase in value of such shares is attributable to tax-exempt interest income. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ('AMT') in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax Free Fund of any net investment income or of any net capital gain will be taxable to shareholders as discussed above.

     AMT is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ('AMTI') over an exemption amount. Exempt-interest dividends derived from certain 'private activity' municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

     Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax Free Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Tax Free Fund. Moreover, a shareholder who is (or is related to) a 'substantial user' of a facility financed by industrial development bonds held by a Tax Free Fund will likely be subject to tax on dividends paid by the Tax Free Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the Rules of Code Section 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund.

     For purposes of the Corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

     Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known. If more than 50% of the value of the International Equity Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to 'pass through' to the Fund's shareholders the amount of foreign taxes paid by such Fund. If the International Equity Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the International Equity Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the International Equity Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the International Equity Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for 'creditable' taxes to flow-through. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

     Distributions by a Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other 'exempt recipient.'

SALE OR REDEMPTION OF SHARES

     Each Money Market Fund seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that a Money Market Fund will be able to do this. In such a case and in any case involving the non-Money Market Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long- term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ('foreign shareholder'), depends on whether the income from a Fund is 'effectively connected' with a U.S. trade or business carried on by such shareholder.

     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the International Equity Fund's election to treat any foreign taxes paid by it as paid by the shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax on a net basis at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

STATE AND LOCAL TAX MATTERS

     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

EFFECT OF FUTURE LEGISLATION

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                     MANAGEMENT OF THE TRUST AND THE FUNDS

TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.

     *Sarah E. Jones--Chair and Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of The Chase Manhattan Bank. Age: 46.
Address: Chase Mutual Funds Corp., 101 Park Avenue, Suite 15, New York, NY
10178.

     Frank A. Liddell, Jr.--Trustee. Retired; Of Counsel, Liddell, Sapp, Zivley, Hill & LaBoon. Member of AVESTA Trust Supervisory Committee from inception to 1997. Age: 68. Address: P.O. Box 2558, Houston, TX 77252.

     George E. McDavid--Trustee. President, Houston Chronicle Publishing Company. Member of AVESTA Trust Supervisory Committee from inception to 1997.
Age: 66. Address: P.O. Box 2558, Houston, TX 77252.

     Kenneth L. Otto--Trustee. Retired; formerly Senior Vice President, Tenneco Inc. Member of AVESTA Trust Supervisory Committee from inception to 1997. Age:
66. Address: P.O. Box 2558, Houston, TX 77252.

     Fergus Reid, III--Trustee. Chairman and Chief Executive Officer, Lumelite Corporation since September 1985. Chairman and Trustee, the Vista Funds. Trustee, Morgan Stanley Funds. Age: 65. Address: 202 June Road, Stamford, CT 06903.

     H. Michael Tyson--Trustee. Retired; formerly Executive Vice President, Texas Commerce Bank from 19 to 1995. Member of AVESTA Trust Supervisory Committee from 1988 to 1997. Age: 58. Address: P.O. Box 2558, Houston, TX 77252.

------------------
* Asterisks indicate those Trustees that are 'interested persons' (as defined in the 1940 Act). The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Liddell, McDavid,

  Otto, Reid and Tyson. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

     Martin R. Dean--Treasurer. Associate Director, Accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 33.
Address: 3435 Stelzer Road, Columbus, OH 43219.


     Lee Schultheis--Assistant Treasurer and Assistant Secretary. President, BISYS Fund Distributors; formerly Senior Managing Director, Forum Financial Group. Age: 41. Address: One Chase Manhattan Plaza, Third Floor, New York, NY 10081.


     W. Anthony Turner--Secretary. Senior Vice President and Regional Client Executive, BISYS Fund Services; formerly Senior Vice President, First Union Brokerage Services, Inc. and Senior Vice President, Nationsbank. Age: 36.
Address: 125 West 55th Street, New York, NY 10019.

     Ms. Jones is also a Trustee of Mutual Fund Group, Mutual Fund Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Mutual Fund Variable Annuity Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio (these entities are referred to as the 'Vista Funds'). Mr. Reid is Chairman, President and a Trustee of the Vista Funds. Mr. Dean and Mr. Turner also serve as Treasurer and Secretary, respectively, of the Vista Funds.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services. Each such Trustee receives a fee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1996 for each member of the Supervisory Committee of the AVESTA Trust:

                                                                         TOTAL COMPENSATION
                                                                                FROM
                                                                            AVESTA TRUST
                                                                         ------------------
Frank A. Liddell, Jr., Trustee........................................         $7,000
George E. McDavid, Trustee............................................          7,000
Kenneth L. Otto, Trustee..............................................          7,000
H. Michael Tyson, Trustee.............................................          7,000

     The Declaration of Trust provides that the Trust will indemnify its

Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


     As of November 30, 1997, Mr. Liddell owned 1.15% of the outstanding units of the Short-Intermediate U.S. Government Securities Fund. The Trustees and officers as a group owned less than 1% of each other Fund's shares, all of which were acquired for investment purposes.


ADVISER AND SUB-ADVISERS

     Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement, dated as of January 1, 1998 (the 'Advisory Agreement'). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The advisers (including the sub-advisers) continuously provide investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The advisers to the Funds furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

     Under the Advisory Agreement and the sub-advisers' agreements with the adviser, the adviser and sub-advisers may utilize the specialized portfolio skills of all their various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

     Pursuant to the terms of the advisory agreements, the advisers are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its 'assignment' (as defined in the 1940 Act). The advisory agreements provide that the adviser or sub-adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

     In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase, as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

     Chase, on behalf of the Money Market Fund, Short-Intermediate Term U.S. Government Securities Fund, U.S. Government Securities Fund, Intermediate Term Bond Fund, Income Fund, Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund and Small Capitalization Fund, has entered into an investment sub-advisory agreement dated as of January 1, 1998 with Texas Commerce Bank National Association, which will change its name to Chase Bank of Texas, National Association on January 20, 1998 (herein 'Chase Texas'). Chase may enter into one or more additional sub-advisory agreements with respect to the Tax Free Money Market Fund, Tax Free Income Fund, New York Tax Free Income Fund, Mid Cap Growth Fund and International Equity Fund. With respect to the day-to-day management of the Funds, under the sub-advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and help maintain the records relating to such purchases and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub-adviser. This arrangement will not result in the payment of additional fees by the Funds.

     Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

     Chase Texas, a wholly-owned subsidiary of The Chase Manhattan Corporation, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase Texas's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

     In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from the appropriate Fund(s) an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Fund's average daily net assets specified in the Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under its sub-advisory agreement, Chase Texas will be entitled to receive, with respect to each such Fund, such compensation, payable by the advisor out of its advisory fee, as described in the Prospectuses.

     Prior to January 1, 1998, the Funds were series of the AVESTA Trust. Chase Texas acted as Trustee for the Avesta Funds pursuant to three separate, but substantially similar, management agreements (the 'Avesta Management Agreements'). As with certain of the Funds, Chase Texas provided investment advisory services to the Avesta Funds. However, Chase Texas was also obligated to perform certain administrative and account servicing functions under the Avesta Management Agreements, including preparation and distribution of communications to shareholders, accounting and recordkeeping. As Trustee, Chase Texas also paid certain expenses, including (i) all costs and expenses arising in connection with the organization of the AVESTA Trust, including the initial registration statement and qualification of the AVESTA Trust and its units under federal and state law; (ii) all marketing and advertising expenses of the AVESTA Trust and (iii) expenses of all employees, office space and facilities necessary to carry out its duties under the Avesta Management Agreements. Accordingly, the compensation received by the Trustee under the Avesta Management Agreements are not necessarily indicative of the fees to be earned by Chase under the Advisory Agreement.

     For its services under the Avesta Management Agreements, the Trustee was entitled to receive compensation as follows:

                                                                           AVERAGE DAILY NET ASSETS
                                                                 ---------------------------------------------

                                                                                 IN EXCESS OF
                                                                                 $250 MILLION
                                                                    UP TO        BUT LESS THAN    IN EXCESS OF
                             FUND                                $250 MILLION    $500 MILLION     $500 MILLION
--------------------------------------------------------------   ------------    -------------    ------------
Money Market..................................................       0.65%           0.65%            0.65%
Income........................................................       1.00%           0.90%            0.80%
Equity Growth.................................................       1.00%           0.90%            0.80%
Equity Income.................................................       1.00%           0.90%            0.80%
Balanced......................................................       1.00%           0.90%            0.80%
Short-Intermediate Term U.S. Government Securities............       0.75%           0.65%            0.55%
U.S. Government Securities....................................       0.85%           0.75%            0.65%
Small Capitalization..........................................       1.15%           1.05%            0.95%
Core Equity...................................................       1.00%           0.90%            0.80%
Intermediate Term Bond........................................       0.75%           0.65%            0.55%

     The Funds in operation paid management fees to the Trustee, net of voluntary waivers(1), for the years ended, respectively, as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                      --------------------------------
                               FUND                                     1994        1995        1996
-------------------------------------------------------------------   --------    --------    --------
Money Market Fund..................................................   $177,507    $435,936    $449,833
Income Fund........................................................    538,547     546,375     405,352
Intermediate Term Bond Fund........................................      9,332(2)   44,818      47,537
Balanced Fund......................................................    278,203     218,177     219,535
Equity Growth Fund.................................................    308,089     407,599     509,223
Equity Income Fund.................................................    418,900     446,506     594,351
Short-Intermediate Term U.S. Government Securities Fund............    161,289     182,714     212,672
U.S. Government Securities Fund....................................     22,444      21,549      20,595
Small Capitalization Fund..........................................    102,189     119,346     164,194
Core Equity Fund...................................................    169,483     223,368     265,417

------------------
(1) For the year ended December 31, 1996, the Trustee waived management fees for the Money Market, Income, U.S. Government Securities and Small Capitalization Funds of $134,952, $135,137, $2,757, and $24,219,
    respectively. For the year ended December 31, 1995, the Trustee waived management fees for the Money Market, Income, U.S. Government Securities and Small Capitalization Funds of $100,525, $136,616, $2,527 and $15,584,
    respectively. For the year ended December 31, 1994, the Trustee waived management fees for the Money Market, Income, U.S. Government Securities and Small Capitalization Funds of $27,802, $99,627, $1,886 and $9,153, respectively.


(2) Reflects fees for the period of October 4, 1994 (commencement of operations) through December 31, 1994.

     The Trustee had agreed to reimburse each Fund for the amount by which the expenses of that Fund (including the management fee, but excluding interest, taxes, brokerage commissions and extraordinary expenses) during any year exceed the management fee payable by the Fund, provided that the average daily value of the Fund's net assets during such year provided that the assets of the Fund did not exceed $250 million. As such, the total reimbursements paid to the Funds below by the Trustee for the years ended December 31, 1995, and December 31, 1996, respectively, were:

          $51,822, $40,517 and $41,514 for the Equity Growth Fund; $49,282,
     $41,135 and $38,806 for the Equity Income Fund; $47,431, $37,986 and
     $37,603 for the Balanced Fund; $42,217, $42,439 and $38,446 for the Income Fund; $55,847, $45,354 and $67,069 for the Money Market Fund; $46,037,
     $37,619 and $36,085 for the Core Equity Fund; $43,410, $35,928 and $36,160
     for the Small Capitalization Fund; $44,620, $38,430 and $37,184 for the Short-Intermediate Term U.S. Government Securities Fund; $43,058, $34,649 and $34,175 for the U.S. Government Securities Fund.

     The total reimbursements paid to the Intermediate Term Bond Fund below by the Trustee for the period of October 4, 1994 (commencement of operations) through December 31, 1994, and for the years ended December 31, 1995 and December 31, 1996 were $31,738, $40,849 and $42,442, respectively.

ADMINISTRATOR

     Pursuant to an Administration Agreement (the 'Administration Agreement'), Chase is the administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

     Under the Administration Agreement Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or 'interested persons' (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of their 'assignment' (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     In addition, the Administration Agreement provides that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year, and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

DISTRIBUTION PLAN

     The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a 'Distribution Plan') on behalf of the Retail Class shares of its Funds as described in the Prospectus, which provides such class of the Funds shall pay for distribution services a distribution fee (the 'Distribution Fee'), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectus for Retail Class shares. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.

     Retail Class shares pay a Distribution Fee of up to 0.25% of average daily net assets. Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Retail Class shares maintained in a Fund by such broker-dealers' customers. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the 'compensation variety' (in contrast to 'reimbursement' arrangements by which a distributor's payments are directly linked to its expenses). With respect to Retail Class shares, because of the 0.25% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Retail Class shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Retail Class shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Retail Class shares. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

     The Retail Class shares are entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

     The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ('Qualified Trustees'). The Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Retail Class shares of such Fund (as defined in the 1940 Act). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

DISTRIBUTION AND SUB-ADMINISTRATION AGREEMENT

     The Trust has entered into a Distribution and Sub-Administration Agreement dated January 1, 1998 (the 'Distribution Agreement') with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each class of Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the

Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

     The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or 'interested persons' (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its 'assignment' (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis.

TRANSFER AGENT AND CUSTODIAN

     The Trust has also entered into a Transfer Agency Agreement with DST

Systems, Inc. ('DST') pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

     Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund and receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for such Funds. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245.

                            INDEPENDENT ACCOUNTANTS

     The financial statements incorporated herein by reference from the AVESTA Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1996 and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the report of Price Waterhouse LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. Price Waterhouse LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                           CERTAIN REGULATORY MATTERS

     Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in the Prospectus and this Statement of Additional Information without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

     Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     Mutual Fund Investment Trust is an open-end, non-diversified management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1997. The Trust currently consists of 15 series of shares of beneficial interest, par value $.001 per share. With respect to all of its Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

     The classes of shares have several different attributes relating to expenses, as described herein and in the Prospectuses. In addition to such differences, expenses borne by each class of a Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Retail Class shares than on Premier class shares. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

     Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.


PRINCIPAL HOLDERS

     As of November 30, 1997, no persons beneficially owned of record 5% or more of the outstanding shares of any Fund.

FINANCIAL STATEMENTS

     The Annual Report to Shareholders for the fiscal year ended December 31, 1996 and Semi-Annual Report to Shareholders for the period ended June 30, 1997 for the AVESTA Trust, including the report of independent accounts, financial highlights and financial statements for the fiscal year ended December 31, 1996 contained therein, are incorporated herein by reference.

                                   APPENDIX A
                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES

     Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government are guaranteed by the U.S. Government.

     FNMA Bonds--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

     FHA Debentures--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

     FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates.

The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

     FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

     GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

     New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

     Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

     Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

     SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

     Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

     FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.


     Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

     Student Loan Marketing Association ('Sallie Mae') Notes and Bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

     D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

     Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

     In the case of securities not backed by the 'full faith and credit' of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

     Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                   APPENDIX B
                             DESCRIPTION OF RATINGS

     A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

MOODY'S INVESTORS SERVICE'S CORPORATE BOND RATINGS

Aaa--Bonds which are rated 'Aaa' are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated 'A' possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated 'Baa' are considered as medium grade obligations,

i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated 'B' generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated 'Ca' represent obligations which are speculative in high degree.

Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated 'C' are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers '1', '2', and '3' to certain of its rating classifications. The modifier '1' indicates that the security ranks in the higher end of its generic rating category; the modifier '2' indicates a mid-range ranking; and the modifier '3' indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated 'AA' also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from 'AAA' issues only in small degree.

A--Bonds rated 'A' have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated 'BBB' are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated 'CI' are income bonds on which no interest is being paid.

D--Bonds rated 'D' are in default. The 'D' category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The 'D' rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS

Prime-1--Issuers (or related supporting institutions) rated 'Prime-1' have a superior ability for repayment of senior short-term debt obligations. 'Prime-1' repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated 'Prime-2' have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Prime-3--Issuers (or related supporting institutions) rated 'Prime-3' have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated 'Not Prime' do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

FITCH BOND RATINGS

AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

FITCH SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposits, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+ --Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Statement of Additional Information.

                                   APPENDIX C
                 SPECIAL INVESTMENT CONSIDERATIONS RELATING TO
                         NEW YORK MUNICIPAL OBLIGATIONS


     Some of the significant financial considerations relating to the investments of the New York Tax Free Income Fund and New York Tax Free Money Market Fund in New York municipal securities are summarized below. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New York municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

NEW YORK STATE

     New York State Financing Activities. There are a number of methods by which New York State (the 'State') may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the New York State Legislature (the 'Legislature') and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. With the exception of general obligation housing bonds (which must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 50 years after issuance, commencing no more than three years after issuance), general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, beginning not more than one year after issuance of such bonds.

     The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes ('TRANs'), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued bonds, by issuing bond anticipation notes ('BANs'). TRANs must mature within one year from their dates of issuance and may not be refunded or refinanced beyond such period. BANS may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations. Such BANs must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance.

     The State may also, pursuant to specific constitutional authorization, directly guarantee certain public authority obligations. The State Constitution provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey. The State has never been called upon to make any direct payments pursuant to such guarantees. The State-guaranteed bonds of the Port Authority of New York and New Jersey were fully retired on December 31, 1996. State-guaranteed bonds issued by the Thruway Authority were fully retired on July 1, 1995.

     In February 1997, the Job Development Authority ('JDA') issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

     Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State.

     The State employs additional long-term financing mechanisms, lease-purchase and contractual- obligation financing, which involve obligations of public authorities or municipalities that are State-supported but not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the New York Local Government Assistance Corporation ('LGAC') to restructure the way the State makes certain local aid payments.

     The State also participates in the issuance of certificates of participation ('COPs') in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.

     The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees although there can be no assurance that such a default or call will not occur in the future.

     The State also employs moral obligation financing. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority although there can be no assurance that such a default will not occur in the future.

     The State anticipates that its capital programs will be financed, in part, through borrowings by the State and public authorities in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding BANs) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $311 million in COPs during the State's 1997-98 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1997-98 fiscal year may change if circumstances require.

     Borrowings by other public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total $1.9 billion, including costs of issuances, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects. Included therein are borrowings by (i) DASNY for the State University of New York ('SUNY'), The City University of New York ('CUNY'), health facilities, and mental health facilities; (ii) the Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program; (iii) UDC (doing business as the Empire State Development Corporation) for prison and youth facilities; (iv) the Housing Finance Agency ('HFA') for housing programs; and (v) borrowings by the Environmental Facilities Corporation ('EFC') and other authorities. In addition, in the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities (Thruway Authority, DASNY, UDC and HFA) for the Community Enhancement Facility Program for economic development purposes, including sports facilities, cultural institutions, transportation, infrastructure and other community facility projects. DASNY was also authorized to issue up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

     In addition to the arrangements described above, State law provides for the creation of State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation for The City of New York ('MAC') was created to provide financing assistance to New York City (the 'City'). To enable MAC to pay debt service on its obligations, MAC receives, subject to annual appropriation by the Legislature, receipts from the 4% New York State Sales Tax for the benefit of New York City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to the City. The legislation creating MAC also includes a moral obligation provision. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. In 1995, the State created the Municipal Assistance Corporation for the City of Troy ('Troy MAC').

The bonds issued by Troy MAC, however, do not include moral obligation provisions.

     The 1997-1998 State Financial Plan. The State's budget for the State's 1997-98 fiscal year, commencing on April 1, 1997 and ending on March 31, 1998, was enacted by the Legislature on August 4, 1997. The State Financial Plan for the 1997-98 fiscal year (the 'State Financial Plan') was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State Financial Plan is updated in October and January. The State Financial Plan is currently projected to be balanced on a cash basis; however there can be no assurance that the State Financial Plan will continue to be in balance. Total General Fund receipts and transfers from other funds are projected to be $35.09 billion, while total General Fund disbursements and transfers to other funds are projected to be $34.60 billion. After adjustments for comparability, the adopted 1997-98 budget projects a year-over-year increase in General Fund disbursements of 5.2 percent. As compared to the Governor's proposed budget as revised in February 1997, the State's adopted budget for 1997-98 increases General Fund spending by $1.70 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1997-98, increased resources produced in the 1996-1997 fiscal year that will be utilized in 1997-1998, reestimates of social service, fringe benefit and other spending, and certain non-recurring resources.

     The State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1997-98 and beyond. The State Division of the Budget ('DOB') estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million. These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

     The State closed projected budget gaps of $5.0 billion, $3.9 billion and $2.3 billion for its 1995-96 through 1997-98 fiscal years, respectively. The 1998-99 gap was projected at $1.68 billion, in the outyear projections submitted to the legislature in February 1997. As a result of changes made in the enacted budget, that gap is now expected to be about the same or smaller than the amount previously projected, after application of the $530 million reserve for future needs. The expected gap is smaller than the three previous budget gaps closed by the State.

     The outyear projection will be impacted by a variety of factors. Certain actions taken in the State's 1997-98 fiscal year, such as medicaid and welfare reforms, are expected to provide recurring savings in future fiscal years. Continued controls on State agency spending will also provide recurring savings. The availability of $530 million in reserves created as a part of the 1997-98 adopted budget and included in the State Financial Plan is expected to benefit the 1998-99 fiscal year. Sustained growth in the State's economy and continued declines in welfare case load and health care costs would also produce additional savings in the State Financial Plan. Finally, various federal actions, including the potential benefit effect on State tax receipts from changes to the federal tax treatment of capital gains, would potentially provide significant benefits to the State over the next several years.

     In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     Uncertainties with regard to the economy, as well as the outcome of certain litigation now pending against the State, could produce adverse effects on the State's projections of receipts and disbursements. For example, changes to current levels of interest rates or deteriorating world economic conditions could have an adverse effect on the State economy and produce results in the current fiscal year that are worse than predicted. Similarly, adverse judgments in legal proceedings against the State could exceed amounts reserved in the 1996-97 Financial Plan for payment of such judgments and produce additional unbudgeted costs to the State.

     In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. A delay in the adoption of the State's budget beyond the statutory April 1 deadline could delay the projected receipt by the City of State aid, and there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

     The following discussion summarizes the State Financial Plan and recent fiscal years with particular emphasis on the State's General Fund. Pursuant to statute, the State updates the financial plan at least on a quarterly basis. Due to changing economic conditions and information, public statements or reports may be released by the Governor, members of the Legislature, and their respective staffs, as well as others involved in the budget process from time to time. Those statements or reports may contain predictions, projections or other items of information relating to the State's financial condition, including potential operating results for the current fiscal year and projected baseline gaps for future fiscal years, that may vary materially and adversely from the information provided herein.

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1997-98 fiscal year, the General Fund is expected by the State to account for approximately 48 percent of total governmental-funds disbursements and 71 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

     The General Fund is currently projected to be balanced on a cash basis for the 1997-98 fiscal year; however there can be no assurance that the General Fund will remain balanced for the entire fiscal year. Total receipts are projected to be $35.09 billion, an increase of $2 billion over total receipts in the prior fiscal year. Total General Fund disbursements are projected to be $34.60 billion, an increase of $2.05 billion over the total amount disbursed and transferred in the prior fiscal year.

     In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

     Special Revenue Funds are used to account for the proceeds of specific revenue sources such as Federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise more than 42 percent of total governmental funds receipts and disbursements in the 1997-98 fiscal year, about three-quarters of that activity relates to Federally-funded programs.

     Projected receipts in this fund type total $28.22 billion, an increase of $2.51 billion over the prior year. Projected disbursements in this fund type total $28.45 billion, an increase of $2.43 billion over 1996-97 levels. Disbursements from Federal funds, primarily the Federal share of Medicaid and other social services programs, are projected to total $21.19 billion in the 1997-98 fiscal year. Remaining projected spending of $7.26 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority (the 'MTA') funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.

     Capital Projects Funds account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax dollars transferred from the General Fund, and various other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1997-98 fiscal year, activity in these funds is expected to comprise 5 percent of total governmental receipts and disbursements.

     Total receipts in this fund type are projected at $3.30 billion. Bond and note proceeds are expected to provide $605 million in other financing sources. Disbursements from this fund type are projected to be $3.70 billion, a decrease of $154 million (4.3 percent) over prior-year levels. The Dedicated Highway and Bridge Trust Fund is the single largest dedicated fund, comprising an estimated $982 million (27 percent) of the activity in this fund type. Total spending for capital projects will be financed through a combination of sources: federal grants (29 percent), public authority bond proceeds (31 percent), general obligation bond proceeds (15 percent), and pay-as-you-go revenues (25 percent).

     Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund is expected to comprise 4 percent of total governmental fund receipts and disbursements in the 1997-98 fiscal year. Receipts in these funds in excess of debt service requirements are transferred to the General Fund and Special Revenue Funds, pursuant to law.

     The Debt Service Fund type consists of the General Debt Service Fund, which is supported primarily by tax dollars transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. In the 1997-98 fiscal year, total disbursements in this fund type are projected at $3.17 billion, an increase of $64 million or 25 percent, most of which is explained by increases in the General Fund transfer. The projected transfer from the General Fund of $2.07 billion is expected to finance 65 percent of these payments.

     Prior Fiscal years. A narrative description of cash-basis results in the General Fund is presented below for the prior three fiscal years.

     New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of TRANs. A national recession, followed by the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits during those years. During its last five fiscal years, however, the State has recorded balanced budgets on a cash basis, with positive fund balances as described below. There can be no assurance, however, that such trends will continue.

     Fiscal year 1996-97. The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.4 billion. The cash surplus was derived primarily from higher-than-expected revenues and lower-than-expected spending for social services programs. The Governor in his Executive Budget applied $1.05 billion of the cash surplus amount to finance the 1997-98 Financial Plan, and the additional $373 million is available for use in financing the 1997-98 Financial Plan when enacted by the State Legislature.

     The General Fund closing fund balance was $433 million. Of that amount, $317 million was in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. The TSRF can be used in the event of any future General Fund deficit, as provided under the State Constitution and State Finance Law. In addition, $41 million remains on deposit in the CRF. This fund assists the State in financing any extraordinary litigation costs during the fiscal year. The remaining $75 million reflects amounts on deposit in the Community Projects Fund. This fund was created to fund certain legislative initiatives. The General Fund closing fund balance does not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation ('LGAC') financing program and was required to be on deposit as of March 31, 1997.


     General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year (excluding deposits into the tax refund reserve account). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.

     Fiscal Year 1995-96. The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus. The DOB reported that revenues exceeded projections by $270 million, while spending for social service programs was lower than forecast by $120 million and all other spending was lower by $55 million. From the resulting benefit of $445 million, a $65 million voluntary deposit was made into the TSRF, and $380 million was used to reduce 1996-97 Financial Plan liabilities by accelerating 1996-97 payments, deferring 1995-96 revenues, and making a deposit to the tax refund reserve account.

     The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to the $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the CRF, and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance includes $237 million on deposit in the TSRF, to be used in the event of any future General Fund deficit as provided under the State Constitution and State Finance Law. In addition, $41 million is on deposit in the CRF. The CRF was established in State fiscal year 1993-94 to assist the State in financing the costs of extraordinary litigation. The remaining $9 million reflects amounts on deposit in the Revenue Accumulation Fund. This fund was created to hold certain tax receipts temporarily before their deposit to other accounts. In addition, $678 million was on deposit in the tax refund reserve account, of which $521 million was necessary to complete the restructuring of the State's cash flow under the LGAC program.

     General Fund receipts totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. This decrease reflects the impact of tax reductions enacted and effective in both 1994 and 1995. General Fund disbursements totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2 percent from 1994-95 levels. Mid-year spending reductions, taken as part of a management review undertaken in October at the direction of the Governor, yielded savings from Medicaid utilization controls, office space consolidation, overtime and contractual expense reductions, and statewide productivity improvements achieved by State agencies.

     Fiscal Year 1994-95. The State ended its 1994-95 fiscal year with the General Fund in balance. The $241 million decline in the fund balance reflects the planned use of $264 million from the CRF, partially offset by the required deposit of $23 million to the TSRF. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited to continue the process of restructuring the State's cash flow as part of the LGAC program. The closing fund balance of $158 million reflects $157 million in the TSRF and $1 million in the CRF.

     General Fund receipts totaled $33.16 billion, an increase of 2.9 percent from 1993-94 levels. General Fund disbursements totaled $33.40 billion for the

1994-95 fiscal year, an increase of 4.7 percent from the previous fiscal year. The increase in disbursements was primarily the result of one-time litigation costs for the State, funded by the use of the CRF, offset by $188 million in spending reductions initiated in January 1995 to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects.

     Other Funds. Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two new dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation and the MTA.

     In the Special Revenue Funds, disbursements increased from $24.38 billion to $26.02 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid. Other activity reflected dedication of taxes to a new fund for mass transportation, new lottery games, and new fees for criminal justice programs.

     Disbursements in the Capital Projects Funds declined from $3.62 billion to $3.54 billion over the last three years, as spending for miscellaneous capital programs decreased, partially offset by increases for mental hygiene, health and environmental programs. The composition of this fund type's receipts also changed as the dedicated transportation taxes began to be deposited, general obligation bond proceeds declined substantially, federal grants remained stable, and reimbursements from public authority bonds (primarily transportation related) increased. The increase in the negative fund balance in 1994-95 resulted from delays in reimbursements caused by delays in the timing of public authority bond sales.

     Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the continued implementation of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. The growth in LGAC debt service was offset by reduced short-term borrowing costs reflected in the General Fund.

     State Financial Plan Considerations. The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. For example, various proposals relating to federal tax and spending policies that are currently being publicly discussed and debated could, if enacted, have a significant impact on the State's financial condition in the current and future fiscal years. Because of the uncertainty and unpredictability of the changes, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.

     The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

     Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

     The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in this Annual Information Statement. In the past, the State has taken management actions and made use of internal sources to address potential State Financial Plan shortfalls, and DOB believes it could take similar actions should variances occur in its projections for the current fiscal year.

     In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     The State Financial Plan is based upon a July 1997 projection by DOB of national and State economic activity. The information below summarizes the national and State economic situation and outlook upon which projections of receipts and certain disbursements were made for the 1997-98 Financial Plan.

     On August 22, 1996 the President signed the Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the '1996 Welfare Act'). This new law made significant changes to welfare and other benefit programs. Major changes included conversion of AFDC into the TANF block grant to states, new work requirements and durational limits on recipients of TANF, and limits on assistance provided to immigrants. City expenditures as a result of welfare reform are estimated in the Financial Plan at $49 million in fiscal year 1998, $45 million in fiscal year 1999, $38 million in fiscal year 2000 and $44 million in fiscal year 2001. In addition, the City's naturalization initiative, CITIZENSHIP NYC, will assist immigrants made ineligible under Federal law to regain eligibility for benefits, by helping them through the application process for citizenship. The Financial Plan assumes that 75% of those immigrants who otherwise would have lost benefits will become citizens, resulting in projected savings to the City in public assistance expenditures of $6 million in fiscal year 1999, $24 million in fiscal year 2000 and $25 million in fiscal year 2001. Federal legislation enacted August 5, 1997, reinstated eligibility for even more immigrants currently on the rolls than projected. The outyear estimates made by OMB are preliminary and depend on a variety of factors, which are impossible to predict, including the implementation of workfare and child care programs modified by newly enacted State law, the impact of possible litigation challenging the law, and the impact of adverse economic developments on welfare and other benefit programs. In accordance with the Federal welfare reform law, the Governor submitted a State plan to the Federal government and such plan was deemed complete as of December 2, 1996. New York State's welfare reform, bringing the State into compliance with the 1996 Welfare Act and making changes to the Home Relief program, was signed into law on August 20, 1997. The Governor submitted an amended State plan to the Federal government, reflecting these changes, on September 20, 1997. Implementation of the changes at the State level will in part determine the possible costs or savings to the City. it is expected that OMB's preliminary estimates of potential costs will change, based on new policies to be developed by the State and City with respect to benefits no longer funded as Federal entitlements.

     The Governor is required to submit a balanced budget to the State Legislature and has indicated that he will close any potential imbalance in the State Financial Plan primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. It is expected by the State DOB that the State Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives. The division of the Budget intends to update the State Financial Plan and provide an update to the Annual Information Statement upon release of the 1997-98 Executive Budget.

     U.S. Economy. The national economy has resumed a more robust rate of growth after a 'soft landing' in 1995, with approximately 14 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 300,000 jobs since late 1992, employment growth in the State has bee hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.

     DOB forecasts that national economic growth will be quite strong in the first half of calendar 1997, but will moderate considerably as the year progresses. The overall growth rate of the national economy for calendar year 1997 is expected to be practically identical to the consensus forecast of a widely followed survey of national economic forecasters. Growth in real Gross Domestic Product for 1997 is projected to be 3.6 percent, with an anticipated decline in net exports and continued restraint in Federal spending more than offset by increases in consumption and investment. Inflation, as measured by the Consumer Price Index, is projected to remain subdued at about 2.6 percent due to improved productivity and foreign competition. Personal income and wages are projected to increase by 6.0 percent and 6.7 percent respectively.

     New York Economy. The DOB forecast of the State's economy shows moderate expansion during the first half of calendar 1997 with the trend continuing through the year. Although industries that export goods and services are expected to continue to do well, growth is expected to be moderated by tight fiscal constraints on the health care and social services industries.

     Current forecasts for continued growth, and any resultant impact on the State's 1997-98 Financial Plan, contain some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumer spending. Investments could also remain robust. Conversely, hints of accelerating inflation or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly form actual growth. Similarly, the State forecast could fail to correctly account for declines in banking employment and the direction of employment change that is likely to accompany telecommunications and energy deregulation.

     New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The following paragraphs summarize the state of major sectors of the New York economy:

          Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

          Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

          Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

          Finance, Insurance and Real Estate:New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes over one-sixth of all nonfarm labor and proprietors' income.

          Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

          Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.

     Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance, and real estate share, as measured by income, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the service-producing sector.


     In the calendar years 1987 through 1996, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the US Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988.

     State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because the City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

     Financial Plan Update. The State is required to issue Financial Plan updates to the cash-basis State Financial Plan in July, October, and January, respectively. These quarterly updates reflect analysis of actual receipts and disbursements for each respective period and revised estimates of receipts and disbursements for the then current fiscal year. The First Quarter Update was incorporated into the cash-basis State Financial Plan of August 15, 1997 (the 'August Financial Plan').

     The State issued its first update to the cash-basis 1997-98 State Financial Plan (the 'Mid-Year Update') on October 30, 1997. No revisions were made to the estimates of receipts and disbursements based on the current economic forecasts for both the nation and the State. The Mid-Year Update continues to reflect a balanced 1997-98 State Financial Plan, with a projected General Fund reserve for future needs of $530 million. This projected surplus is now considered to be at the low end of the range of possible outcomes for the 1997-98 fiscal year.

     The forecast of the State economy also remains unchanged from the one formulated with the August Financial Plan. Steady growth was projected to continue through the second half of 1997. Personal income was projected to increase by 6.1 percent in 1997 and 4.5 percent in 1998, reflecting projected wage growth fueled in part by financial sector bonus payments. The forecast projected employment increases of 1.4 percent in 1997 and 1.0 percent in 1998.

     The projected 1997-98 closing fund balance in the General Fund of $927 million reflects a reserve for future needs of $530 million, a balance of $332 million in the Tax Stabilization Reserve Fund (following a payment of $15 million during the current fiscal year) and a balance of $65 million in the Contingency Reserve Fund (following a deposit of $24 million during the current fiscal year). These two reserves remain available to help offset potential risks to the Financial Plan. Based upon experience to date, it is likely that the closing fund balance will be larger, providing additional resources for the 1998-99 fiscal year.


     All governmental funds receipts and disbursements are also unchanged. The projected closing fund balance for all governmental funds remains $1.43 billion. The annual increase in spending for all governmental funds remains approximately 7 percent. Total projected receipts in all governmental funds (excluding transfers) are approximately $67.31 billion. All funds disbursements (excluding transfers) are $67.37 billion. Total net other financing sources across all governmental funds are projected at $505 million.

     On September 11, 1997, the State Comptroller released a report entitled 'The 1997-98 Budget: Fiscal Review and Analysis' in which he identified several risks to the State Financial Plan and estimated that the State faces a potential imbalance in receipts and disbursements of approximately $1.5 billion for the State's 1998-99 fiscal year and approximately $3.4 billion for the State's 1999-00 fiscal year. The 1998-99 fiscal year estimate by the State Comptroller is within the range discussed by the Division of the Budget in the section entitled 'Outyear Projections of Receipts and Disbursements' in the Annual Information Statement of August 15, 1997. Any increase in the 1997-98 reserve for future needs would reduce this imbalance further and, based upon results to date, such an outcome is considered possible. In addition, the Comptroller identified risks in future years from an economic slowdown and from spending and revenue actions enacted as a part of the 1997-98 budget that will add pressure to future budget balance. The Governor is required to submit a balanced budget each year to the State Legislature.

     On August 11, 1997 President Clinton exercised his line item veto powers to cancel a provision in the Federal Balanced Budget Act of 1997 that would have deemed New York State's health care provider taxes to be approved by the federal government. New York and several other states have used hospital rate assessments and other provider tax mechanisms to finance various Medicaid and health insurance programs since the early 1980s. The State's process of taxation and redistribution of health care dollars was sanctioned by federal legislation in 1987 and 1991. However, the federal Health Care Financing Administration
(HCFA) regulations governing the use of provider taxes require the State to seek waivers from HCFA that would grant explicit approval of the

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provider taxing system now in place. The State filed the majority of these waivers with HCFA in 1995 but has yet to receive final approval.

     The Balanced Budget Act of 1997 provision passed by Congress was intended to rectify the uncertainty created by continued inaction on the State's waiver requests. A federal disallowance of the State's provider tax system could jeopardize up to $2.6 billion in Medicaid reimbursement received through December 31, 1998. The President's veto message valued any potential disallowance at $200 million. The 1997-98 Financial Plan does not anticipate any provider tax disallowance.

     On October 9, 1997 the President offered a corrective amendment to the HCFA regulations governing such taxes. The Governor has stated that this proposal does not appear to address all of the State's concerns, and negotiations are ongoing between the State and HCFA. In addition, the City of New York and other affected parties in the health care industry have filed a lawsuit challenging the constitutionality of the President's line item veto.


     On July 31, 1997, the New York State Tax Appeals Tribunal delivered a decision involving the computation of itemized deductions and personal income taxes of certain high income taxpayers. By law, the State cannot appeal the Tribunal's decision. The decision will lower income tax liability attributable to such taxpayers for the 1997 and earlier open tax years, as well as on a prospective basis.

     Ratings Agencies. On August 28, 1997, Standard & Poor's ('S&P') revised its ratings on the State's general obligation bonds to A from A-, and, in addition, revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P rated the State's general obligation bonds AA- from August 1987 to March 1990 and A+ from November 1982 to August 1987. In March 1990, S&P lowered its rating of all of the State's general obligation bonds from AA- to A. On January 13, 1992, S&P lowered its rating on the State's general obligation bonds from A to A-, and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On April 26, 1993 S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P revised its outlook on the State's general obligation bonds to positive and, on August 5, 1996, confirmed its A- rating.

     On February 10, 1997, Moody's confirmed its A2 rating on the State's general obligation long-term indebtedness. On June 6, 1990, Moody's changed its ratings on all of the State's outstanding general obligation bonds from A1 to A, the rating having been A1 since May 27, 1986. On November 12, 1990, Moody's confirmed the A rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1.

     Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its public authorities were to default on their respective obligations. As of September 30, 1996 there were 17 public authorities that had outstanding debt of $100 million or more each, and the aggregate outstanding debt, including refunding bonds, of all state public authorities was $75.4 billion.

     There are numerous public authorities, with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authority operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, and charges for occupancy at medical care facilities.

     In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, if local assistance payments are so diverted, the affected localities could seek additional State assistance.

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     Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to carry out mass transit and commuter services.

     The State's experience has been that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State HFA, the New York State Urban Development Corporation and certain other Authorities have in the past required and continue to require substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain other statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

     Metropolitan Transportation Authority. The MTA oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the 'TA'). The MTA operates certain commuter rail and bus lines in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the 'TBTA'), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended, and will continue to depend for operating support upon a system of State, local government and TBTA support, and, to the extent available, Federal operating assistance, including loans, grants and operating subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, State law has required that the proceeds of a one quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993 the State dedicated a portion of the State petroleum business tax to fund operating or capital assistance to the MTA. For the 1997-98 fiscal year, total State assistance to the MTA is projected to total approximately $1.2 billion, an increase of $76 million over the 1996-97 fiscal year.

     State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the '1995-99 Capital Program'). In July 1997, the Capital Program Review Board approved the 1995-99 Capital Program. This plan supersedes the overlapping portion of the MTA's 1992-96 Capital Program. This is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.

     There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. If the 1995-99 Capital Program is delayed or reduced,

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ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

     Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1997-98 fiscal year.

     Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

     Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

     Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

     Municipal Indebtedness. Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in the State other than the City was approximately $19.0 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

     From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

     Litigation. Certain litigation pending against the State or its officers or employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve: (i) employee welfare benefit plans seeking a declaratory judgment nullifying on the ground of federal preemption provisions of Section 2807-c of the Public Health Law and implementing regulations which impose a bad debt and charity care allowance on all hospital bills and a 13 percent surcharge on inpatient bills paid by employee welfare benefit plans; (ii) several challenges to provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology; (iii) the validity of agreements and treaties by which various Indian tribes transferred title to the State of certain land in central and upstate New York; (iv) challenges to the practice of using patients' Social Security benefits for the costs of care of patients of State Office of Mental Health facilities; (v) an action against State and City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing;
(vi) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (vii) alleged responsibility of State officials to assist in remedying racial segregation in the City of Yonkers; (viii) alleged responsibility of the State Department of Environmental Conservation for a plaintiff's inability to complete construction of a cogeneration facility in a timely fashion and the damages suffered thereby;
(ix) challenges to the promulgation of the State's proposed procedure to determine the eligibility for and nature of home care services for Medicaid recipients; (x) a challenge to State

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implementation of a program which reduces Medicaid benefits to certain home-relief recipients; (xi) a challenge to the constitutionality of petroleum business tax assessments authorized by Tax Law SS 301; (xii) an action for reimbursement from the State for certain costs arising out of the provision of preschool services and programs for children with handicapping conditions, pursuant to Sections 4410 (10) and (11) of the Education Law; and (xiii) a challenge to the constitutionality of the Clean Water/Clean Air Bond Act of 1996 and its implementing regulations.

     Adverse developments in the proceedings described above or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1997-98 State Financial Plan. In its Notes to its General Purpose Financial Statements for the fiscal year ended March 31, 1997, the State reports its estimated liability for awards and anticipated unfavorable judgments at $364 million. There can be no assurance that an adverse decision in any of the above cited proceedings would not exceed the amount of the 1997-98 State Financial Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1997-98 State Financial Plan.

                                 NEW YORK CITY

     The fiscal health of the State may also be particularly affected by the fiscal health of the City, which continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards. The City's financial plans are usually prepared quarterly, and the annual financial report for its most recent completed fiscal year is prepared at the end of October of each year.

     In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among these actions, the State established the Municipal Assistance Corporation for the City of New York ('MAC') to provide financing assistance to the City. The State also enacted the New York State Financial Emergency Act for The City of New York (the 'Financial Emergency Act') which, among other things, established the New York State Financial Control Board (the 'Control Board') to oversee the City's financial affairs. The State also established the Office of the State Deputy Comptroller for the City of New York ('OSDC') to assist the Control Board in exercising its powers and responsibilities and a 'Control Period' from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal-monitoring arrangements. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal-monitoring functions over the City, and upon the occurrence or 'substantial likelihood and imminence' of the occurrence of certain events, including, but not limited to a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period.


     Currently, the City and its 'Covered Organizations' (i.e., those which receive or may receive money from the City directly, indirectly or contingently) operate under a four-year financial plan (the 'City Financial Plan'), which the City prepares annually and updates periodically and which includes the City's capital revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the City Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

     Although the City has balanced its budget since 1981, estimates of the City's revenues and expenditures, which are based on numerous assumptions, are subject to various uncertainties. If, for example, expected federal or State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from the State. Unforeseen

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developments and changes in major assumptions could significantly affect the
City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

     The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's financial plans which analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements for, and financial plan compliance by, the City and its Covered Organizations. According to recent staff reports, while economic recovery in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in City fiscal year 1996-97. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the course of the national economy. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City Financial Plan tends to rely on actions outside its direct control; that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ('IBO') has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.


     The City Financial Plan currently projects revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP; however there can be no assurance that revenues and expenditures will be balanced. The City Financial Plan includes increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer in the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the City Financial Plan reflects the discretionary transfer in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and includes actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap closing actions include (i) additional agency actions totaling $621 million (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The City Financial Plan also sets forth projections for the 1999 through 2001 fiscal years and projects gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

     The Financial Plan assumes approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the Financial Plan assumes will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

     The Financial Plan also assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenue of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; and (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal

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years 2000 and 2001. In addition, the economic and financial condition of the

City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

     The City's financial plans have been the subject of extensive public comment and criticism. The City Comptroller has issued a report commenting on certain developments since the release of the Financial Plan. In his report the City Comptroller noted, among other things, that tax revenues for the first quarter of the 1998 fiscal year were above projections in the City Financial Plan. However, the report also noted that if the stock market decline which has occurred in recent days were to continued, tax revenue forecasts for subsequent fiscal years might have to be revised downward. The report concluded that the City faces, with respect to the 1998 fiscal year, a possible $112 million surplus or a possible net budget gap of up to $440 million, and, with respect to the 1999 and subsequent fiscal years, total net budget gaps between $1.9 billion and $2.8 billion, $2.6 billion and $4.0 billion, and $2.4 billion and $3.8 billion for the 1999 through 2001 fiscal years, which include the gaps set forth in the City Financial Plan.

     In connection with the Financial Plan, the City has outlined a gap-closing program for the 1999, 2000 and 2001 fiscal years to eliminate the remaining $1.8 billion, $2.8 billion and $2.6 billion projected gaps for such fiscal years. This program, which is not specified in detail, assumes for the 1999, 2000 and 2001 fiscal years, respectively, additional agency programs to reduce expenditures or increase revenues by $580 million, $853 million and $762 million; savings from restructuring City government and privatization and procurement initiatives of $285 million, $550 million and $550 million; additional revenue initiatives and asset sales of $180 million, $135 million and $60 million; additional State aid of $350 million, $500 million and $500 million; additional entitlement cost containment initiatives of $300 million, $675 million and $675 million; and the availability of $100 million, $100 million and $100 million of the General Reserve. There can be no assurance that these gap-closing measures can be implemented as planned.

     The City's projected budget gaps for the 2000 and 2001 fiscal years do not reflect the savings expected to result from the prior years' programs to close the gaps set forth in the City Financial Plan. Thus, for example, recurring savings anticipated from the actions which the City proposes to take to balance the fiscal year 1999 budget are not taken into account in projecting the budget gaps for the 2000 and 2001 fiscal years.

     The City's projected budget gaps for the 2000 and 2001 fiscal years do not reflect the savings expected to result from prior years' programs to close the gaps set forth in the City Financial Plan. Thus, for example, recurring savings anticipated from the actions which the City proposes to take to balance the fiscal year 1998 budget are not taken into account in projecting the budget gaps for the 2000 and 2001 fiscal years.

     Although the City has maintained balanced budgets in each of its last seventeen fiscal years, and is projected to achieve balanced operating results for the 1998 fiscal year, there can be no assurance that the gap- closing actions proposed in the City Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

     Assumptions. The City Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economy and a modest employment recovery and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The City Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 1998 through 2001 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State, in the context of the State's current financial condition, to provide the aid contemplated by the City Financial Plan and to take various other actions to assist the City; the ability of HHC, BOE and other such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the City Financial Plan; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement proposed reductions in City personnel and other cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the

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need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

     The projections and assumptions contained in the City Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized. The principal projections and assumptions described below are based on information available in June 1997.

     City Employees. Substantially all of the City's full-time employees are members of labor unions. The Financial Emergency Act requires that all collective bargaining agreements entered into by the City and the Covered Organizations be consistent with the City's current financial plan, except for certain awards arrived at through impasse procedures. During a Control Period, and subject to the foregoing exception, the Control Board would be required to disapprove collective bargaining agreements that are inconsistent with the City's current financial plan.

     Under applicable law, the City may not make unilateral changes in wages, hours or working conditions under any of the following circumstances: (i) during the period of negotiations between the City and a union representing municipal employees concerning a collective bargaining agreement; (ii) if an impasse panel is appointed, then during the period commencing on the date on which such panel is appointed and ending sixty days thereafter or thirty days after it submits its report, whichever is sooner, subject to extension under certain circumstances to permit completion of panel proceedings; or (iii) during the pendency of an appeal to the Board of Collective Bargaining. Although State law prohibits strikes by municipal employees, strikes and work stoppages by employees of the City and the Covered Organizations have occurred.

     The City Financial Plan projects that the authorized number of City-funded employees whose salaries are paid directly from City funds, as opposed to federal or State funds or water and sewer funds, will increase from an estimated level of 203,401 on June 30, 1997 to an estimated level of 203,465 by June 30, 2001, before implementation of the gap closing program outlined in the City Financial Plan.

     Contracts with all of the City's municipal unions expired in the 1995 and 1996 fiscal years. The City has reached settlements with unions representing approximately 86% of the City's workforce. The City Financial Plan reflects the costs of the settlements and assumes similar increases for all other City-funded employees.

     The terms of wage settlements could be determined through the impasse procedure in the New York City Collective Bargaining Law, which can impose a binding settlement.

     The projections for the 1998 through 2001 fiscal years reflect the costs of the settlements with the United Federation of Teachers ('UFT') and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ('District Council 37'), which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. Subsequently, the City reached settlements, through agreements or statutory impasse procedures, with bargaining units which, together with the UFT and District Council 37, represent approximately 86% of the City's workforce. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the City Financial Plan.

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     Reports on the City Financial Plan.  From time to time, the Control Board staff, MAC, OSDC, the City Comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

     On September 18, 1997, the City Comptroller issued a report commenting on developments with respect to the 1998 fiscal year. The report noted that the City's adopted budget, which is reflected in the City Financial Plan, had assumed additional State resources of $612 million in the 1998 fiscal year, and that the approved State budget provided resources of only $216 million for gap-closing purposes. The report further noted that, while the City will receive $322 million more in education aid in the 1998 fiscal year than assumed in the City's adopted budget, it is unlikely that the funding will be entirely available for gap-closing purposes. In addition, the report noted that the City's financial statements currently contain approximately $643 million in uncollected State education aid receivables from prior years as a result of the failure of the State to appropriate funds to pay these claims, and that the staff of BOE has indicated that an additional $302 million in prior year claims is available for accrual. The report stated that the City Comptroller maintains the position that no further accrual of prior year aid will take place, including $75 million in aid assumed in the City's adopted budget for the 1998 fiscal year, unless the State makes significant progress to retire the outstanding prior year receivables. On October 28, 1997, the City Comptroller issued a subsequent report commenting on recent developments. With respect to the 1997 fiscal year, the report noted that the City ended the 1997 fiscal year with an operating surplus of $1.367 billion, before certain expenditures and discretionary transfers, of which $1.362 billion was used for expenditures due in the 1998 fiscal year. With respect to tax revenues for the 1998 fiscal year, the report noted that total tax revenues in the first quarter of the 1998 fiscal year were $244.3 million above projections in the City Financial Plan, excluding audit collections which were $31.2 million less than projected. The report stated that the increased tax revenues included $110.3 million of greater than projected general property tax receipts, which resulted, in part, from a prepayment discount program, and increased revenues from the personal income, banking corporation, general corporation and unincorporated business taxes. The report noted that Wall Street profits exceeded expectations in the first half of the 1997 calendar year. However, the report noted that the stock market in the last two weeks of October has declined as a result of currency turmoil in Southeast Asia. The report noted that, while tax revenues in the 1998 fiscal year should not be significantly affected by the recent stock market decline, since there is a lag between activity on Wall Street and City tax revenues, if the current stock market decline persists, tax revenue forecasts for subsequent years will have to be revised downward. The report noted that the City was not affected by the October 1987 stock market crash until the 1990 fiscal year, when revenues from the City's business and real estate taxes fell by 20% over the 1989 fiscal year. The report also noted that expenditures for short-term and long-term debt issued during the first half of the 1998 fiscal year are estimated to be between approximately $53.9 million and $58.8 million below levels anticipated in the City's adopted budget for the 1998 fiscal year, approximately $20 million below anticipated levels in the 1999 fiscal year and approximately $30 million below anticipated levels in each of fiscal years 2000 and 2001 due to less borrowing and lower interest rates than assumed.

     On July 16, 1997, the City Comptroller issued a report on the City Financial Plan. With respect to the 1998 fiscal year, the report identified a possible $112 million surplus or a possible total net budget gap of up to $440 million, depending primarily on whether the tax reduction program proposed in the City Financial Plan is implemented and the 14% personal income tax surcharge is extended beyond December 31, 1997. The risks identified in the report for the 1998 fiscal year include (i) $178 million related to BOE, resulting primarily from unidentified expenditure reductions and prior year State aid receivables;
(ii) State aid totaling $115 million which is assumed in the City Financial Plan but not provided for in the Governor's Executive Budget; (iii) State approval of the extension of the 14% personal income tax surcharge beyond December 31, 1997, which would generate $169 million in the 1998 fiscal year; (iv) City proposals for State aid totaling $271 million, including the acceleration of $142 million of State revenue sharing payments from the 1999 fiscal year to the 1998 fiscal year, which are subject to approval by the Governor and/or the State Legislature; and (v) the assumed sale of the

Coliseum for $200 million, which may be delayed. The report noted that these risks could be partially offset by between $597 million and $765 million in potentially available resources, including $200 million of higher projected tax revenues, $150 million of possible additional State education aid and the possibility that the proposed sales tax reduction will not be enacted, which would result in $157 million of additional tax revenues in the 1998 fiscal year. With respect to the 1998 fiscal year, the report stated that the City has budgeted $200 million in the General Reserve and included in the City Financial Plan a $300 million surplus to be used in the 1999 fiscal year, making the potential $440 million budget gap manageable. However, the report also expressed concern as to the sustainability of profits in the securities industry.

     With respect to the 1999 and subsequent fiscal years, the report identified total net budget gaps of between $1.9 billion and $2.8 billion, $2.6 billion and $4.0 billion, and $2.4 billion and $3.8 billion for the 1999 through 2001 fiscal years, respectively, which include the gaps set forth in the City Financial Plan. The potential risks and potential available resources identified in the report for the 1999 through 2001 fiscal years include most of the risks and resources identified for the 1998 fiscal year, except that the additional risks for the 1999 through 2001 fiscal years include (i) assumed payments from the Port Authority relating to the City's claim for back rentals and an increase in future rentals, part of which are the subject of arbitration, totaling $350 million, $140 million and $135 million in the 1999-2001 fiscal years, respectively; and (ii) State approval of the extension of the 12.5% personal income tax surcharge beyond December 31, 1998, which would generate $190 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively.

     On July 15, 1997, the staff of the Control Board issued a report commenting on the City Financial Plan. The report stated that, while the City should end the 1998 fiscal year with its budget in balance, the City Financial Plan still contains large gaps beginning in the 1999 fiscal year, reflecting revenues which are not projected to grow during the Financial Plan Period and expenditures which are projected to grow at about the rate of inflation. The report identified net risks totaling $485 million, $930 million, $1.2 billion and $1.4 billion for 1998 through 2001 fiscal years, respectively, in addition to the gaps projected in the City Financial Plan for fiscal years 1999 through 2001.

The principal risks identified in the report included (i) potential tax revenues shortfalls totaling $150 million, $300 million and $400 million for the 1999 through 2001 fiscal years, respectively, based on historical average trends;
(ii) BOE's structural gap, uncertain State funding of BOE and implementation by BOE of various unspecified actions, totaling $163 million, $209 million, $218 million and $218 million in the 1998 through 2001 fiscal years, respectively;
(iii) the proposed sale of certain assets in the 1998 fiscal year totaling $248 million, which could be delayed; (iv) assumed additional State actions totaling $271 million, $121 million, $125 million and $129 million in the 1998 through 2001 fiscal years, respectively; (v) revenues from the extension of the 12.5% personal income tax surcharge beyond December 31, 1998, totaling $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively, which requires State legislation; and (vi) the receipt of $350 million, $140 million and $135 million from the Port Authority in the 1999 through 2001 fiscal years, respectively, which is the subject of arbitration. Taking into account the risks identified in the report and the gaps projected in the City Financial Plan, the report projected a gap of $485 million for the 1998 fiscal year, which could be offset by available reserves, and gaps $2.7 billion, $4.1 billion and $4.0 billion for the 1999 through 2001 fiscal years, respectively. The report also noted that (i) if the securities industry or economy slows down to a greater extent than projected, the City could face sudden and unpredictable changes to its forecast; (ii) the City's entitlement reduction assumptions require a decline of historic proportions in the number of eligible welfare recipients; (iii) the City has not yet shown how the City's projected debt service, which would consume 20% of tax revenues by the 1999 fiscal year, can be accommodated on a recurring basis; (iv) the City is deferring recommended capital maintenance; and (v) continuing growth in enrollment at BOE has helped create projected gaps of over $100 million annually at BOE. However, the report noted that if proposed tax reductions are not approved, additional revenue will be realized, ranging from $272 million in the 1998 fiscal year to $481 million in the 2001 fiscal year.

     On July 2, 1997, the staff of the OSDC issued a report on the City Financial Plan. The report projected a potential surplus for the 1998 fiscal year of $190 million, due primarily to the potential for greater than forecast tax revenues, and projected budget gaps for the 1999 through 2001 fiscal years which are slightly less than the gaps set forth in the City Financial Plan for such years. The report also identified risks of $518 million, $1.1 billion, $1.3 billion and $1.4 billion for the 1998 through 2001 fiscal years, respectively. The additional risks identified in the report relate to: (i) the receipt of Port Authority lease payments totaling $350 million, $140 million and $135 million in the 1999 through 2001 fiscal years, respectively;
(ii) City proposals for State aid totaling $271 million, $121 million, $125 million and $129 million in the 1998 through 2001 fiscal years, respectively, including the acceleration of $142 million of State revenue sharing payments from the 1999 fiscal year to the 1998 fiscal year, which are subject to approval by the Governor and/or the State Legislature; (iii) the receipt of $200 million in the 1998 fiscal year in connection with the proposed sale of the New York Coliseum; (iv) the receipt of $47 million in the 1998 fiscal year from the sale of certain other assets; (v) uncertain State education aid and expenditure reductions relating to BOE totaling $325 million in each of the 1999 through

2001 fiscal years; (vi) State approval of a three-year extension to the City's 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and which would generate revenues of $230 million, $525 million and $550 million in the 1999 through 2001 fiscal years, respectively; and (vii) the potential for additional funding needs for the City's labor reserve totaling $104 million, $225 million and $231 million in the 1999 through 2001 fiscal years, respectively, to pay for collective bargaining increases for the Covered Organizations, which the City Financial Plan assumes will be paid for by the Covered Organizations, rather than the City. The report also noted that the City Financial Plan assumes that the State will extend the 14% personal income tax that is scheduled to expire in December 1997, which would generate revenues of $200 million in the 1998 fiscal year and $500 million annually in subsequent fiscal years, and that the City Financial Plan makes no provision for wage increases after the expiration of current contracts in fiscal year 2000, which would add $430 million to the 2001 fiscal year budget gap if employees receive wage increases at the projected rate of inflation. The report noted that the City Financial Plan includes an annual General Reserve of $200 million and sets aside an additional $300 million in the 1998 fiscal year to reduce the budget gap for the 1999 fiscal year if such funds are not needed in the 1998 fiscal year. With respect to the gap-closing program for the 1999 through 2001 fiscal years, the report noted that the City has broadly outlined a program that relies heavily on unspecified agency actions, savings from reinvention and other unspecified initiatives and uncertain State aid and entitlement program reductions which depend on the cooperation of others.

     The report concluded that while 1997 was an unexpectedly good fiscal year for City revenues, the City projects that the rate of spending for the 1998 fiscal year will grow substantially faster than the rate of revenues, reflecting increasing costs for labor, debt service, Medicaid and education, and that the gaps for the subsequent fiscal years continue to present a daunting challenge. With respect to the economy, the report noted that the major risks to the City's economic and revenue forecasts continue to relate to the pace of both the national economy and activity on Wall Street, that the potential exists for a national recession over the next four years, and that Wall Street volatility can have a negative effect, as was apparent in 1994 when the Federal Reserve repeatedly raised interest rates and the profits of securities firms fell. Other concerns identified in the report include: (i) $76 million in retroactive claims for State education aid included in the City Financial Plan for the 1998 fiscal year which may not be realized; (ii) a potential risk of $698 million in State education aid owed to the City by the State for prior years, all or a portion of which the City could be forced to write-off if further delays occur in the State agreeing to fund these claims; and (iii) the potential adverse impact on HHC over the long-term of the planned expansion of managed care which emphasizes out-patient services with fixed monthly fees, uncertainty covering projected savings from a proposal that most Medicaid recipients be required to enroll in managed care, which is subject to approval by the Federal Government, and the possibility that the recent Federal budget agreement could substantially reduce aid to hospitals which serve a large number of medically indigent patients.

     On May 27, 1997, the IBO released a report analyzing the financial plan published on May 8, 1997 (the 'May Financial Plan'). In its report, the IBO estimated gaps of $27 million, $91 million, $2.1 billion, $2.9 billion and $2.9 billion for the 1997 through 2001 fiscal years, respectively, which include the gaps set forth in the May Financial Plan for fiscal years 1999 through 2001. The gaps estimated in the IBO report reflect (i) uncertainty concerning the size and timing of projected airport rents of $270 million and $215 million in the 1998 and 1999 fiscal years, respectively, which are the subject of an ongoing dispute between the Port Authority and the City; and (ii) additional funding needs for the City's labor reserve totaling $104 million, $224 million and $231 million in the 1999 through 2001 fiscal years, respectively, to pay for collective bargaining increases for the Covered Organizations, which the May Financial Plan assumes will be paid for by the Covered Organizations, rather than the City. These reduced revenues and increased expenditures identified in the IBO report are substantially offset by tax revenue forecasts which exceed those in the May Financial Plan. However, the report noted that the May Financial Plan assumes continued strong revenue growth and that, in the event of an economic downturn, the City will be required to increase taxes in a slow economy or reduce spending when it is most needed. With respect to the tax reductions proposed in the May Financial Plan, the IBO stated that the principal question is whether the City will be able to afford the tax reductions. In addition, the report discussed various issues with implications for the City's 1998 budget. These issues include the reliance in the budget on a number of State legislative actions, including (i) $294 million from legislation the City has requested to increase State aid; (ii) $128 million in savings attributable to both a larger City share of Federal welfare grant funds and State reforms to Medicaid; and (iii) $115 million to restore expenditure reductions proposed in the Governor's Executive Budget. The report also noted that the City's claim for $900 million of State reimbursement of prior year education expenditures remains unresolved, that proposals affecting the MTA, including proposals to eliminate two-fare zones for bus and subway riders, will result in a significant reduction in revenues for the MTA, and that the implementation of changes in the City's computer system, resulting from the inability of the current computer system to recognize the year 2000, could cost the City up to $150 million to $200 million over the next three years. In a subsequent report released on June 16, 1997, the IBO noted that in the City Financial Plan the City had deferred to fiscal years 1999 through 2001 the assumed receipt of back airport rents, and that the tax revenue forecasts for the 1998 fiscal year in the City Financial Plan are closer than the forecasts in the May Financial Plan to the IBO's forecast of City tax revenues in its May report.

     On August 25, 1997, the IBO issued a report relating to recent developments regarding welfare reform. The report noted that Federal legislation adopted in August 1997, modified certain aspects of the 1996 Welfare Act, by reducing SSI eligibility restrictions for certain legal aliens residing in the country as of August 22, 1996, resulting in the continuation of Federal benefits, by providing funding to the states to move welfare recipients from public assistance and into jobs and by providing continued Medicaid Coverage for those children who lose SSI due to stricter eligibility criteria. In addition, the report noted that the State had enacted the Welfare Reform Act of 1997 which, among other things, requires the City to achieve work quotas and other work requirements and requires all able-bodied recipients to work after receiving assistance for two years. The report noted that this provision could require the City to spend substantial funds over the next several years for workfare and day care in addition to the funding reflected in the City Financial Plan. The report also noted that the State Welfare Reform Act of 1997 established a Food Assistance Program designed to replace Federal food stamp benefits for certain classes of legal aliens denied eligibility for such benefits by the 1996 Welfare Act. The report noted that if the City elects to participate in the Food Assistance Program, it will be responsible for 50% of the costs for the elderly and disabled. The IBO has stated that it will release an updated report to provide a detailed analysis of these developments and their likely impact on the City.

     On October 31, 1996, the IBO released a report assessing the costs that could be incurred by the City in response to the 1996 Welfare Act, which, among other things, replaces the AFDC entitlement program with TANF, imposes a five-year time limit on TANF assistance, requires 50% of states' TANF caseload to be employed by 2002, and restricts assistance to legal aliens. The report noted that if the requirement that all recipients work after two years of receiving benefits is enforced, these additional costs could be substantial starting in 1999, reflecting costs for worker training and supervision of new workers and increased child care costs. The report further noted that, if economic performance weakened, resulting in an increased number of public assistance cases, potential costs to the City could substantially increase. States are required to develop plans during 1997 to implement the new law. The report noted that decisions to be made by the State which will have a significant impact on the City budget include the allocation of block grant funds between the State and New York local governments such as the City and the division between the State and its local governments of welfare costs not funded by the Federal government.

     Finally, the report noted that the new welfare law's most significant fiscal impact is likely to occur in the years 2002 and beyond, reflecting the full impact of the lifetime limit on welfare participation which only begins to be felt in 2002 when the first recipients reach the five-year limit and are assumed to be covered by Home Relief. In addition, the report noted that, given the constitutional requirement to care for the needy, the 1996 Welfare Act might well prompt a migration of benefit-seekers into the City, thereby increasing City welfare expenditures in the long run. The report concluded that the impact of the 1996 Welfare Act on the City will ultimately depend on the decisions of State and City officials, the performance of the local economy and the behavior of thousands of individuals in response to the new system.

     Seasonal Financing. The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City has issued $1.075 billion of short-term obligations on October 15, 1997 and expects to issue additional short-term obligations to finance the City's projected cash flow needs for the 1998 fiscal year. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

     Litigation. The City is a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, alleged torts, alleged breaches of contracts and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the City Financial Plan. The City is a party to numerous lawsuits and is the subject of numerous claims and investigations. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1997 amounted to approximately $3.5 billion. This estimate was made by categorizing the various claims and applying a statistical model, based primarily on actual settlements by type of claim during the preceding ten fiscal years, and by supplementing the estimated liability with information supplied by the City's Corporation Counsel.

     On October 9, 1995, Standard & Poor's issued a report which concluded that proposals to replace the graduated Federal income tax system with a 'flat' tax could be detrimental to the creditworthiness of certain municipal bonds. The report noted that the elimination of Federal income tax deductions currently available, including residential mortgage interest, property taxes and state and local income taxes, could have a severe impact on funding methods under which municipalities operate. With respect to property taxes, the report noted that the total valuation of a municipality's tax base is affected by the affordability of real estate and that elimination of mortgage interest deduction would result in a significant reduction in affordability and, thus, in the demand for, and the valuation of, real estate. The report noted that rapid losses in property valuations would be felt by many municipalities, hurting their revenue raising abilities. In addition, the report noted that the loss of the current deduction for real property and state and local income taxes from Federal income tax liability would make rate increases more difficult and increase pressures to lower existing rates, and that the cost of borrowing for municipalities could increase if the tax-exempt status of municipal bond interest is worth less to investors. Finally, the report noted that tax anticipation notes issued in anticipation of property taxes could be hurt by the imposition of a flat tax, if uncertainty is introduced with regard to their repayment revenues, until property values fully reflect the loss of mortgage and property tax deductions.

     Ratings Agencies. On July 10, 1995, S&P revised downward its rating on City general obligation bonds from A-to BBB+ and removed City bonds from CreditWatch. S&P stated that 'structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector.' Other factors identified by S&P's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the City Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, S&P revised its rating of City bonds downward to BBB+, as discussed above. On November 25, 1996, S&P issued a report which stated that, if the City reached its debt limit without the ability to issue bonds through other means, it would cause a deterioration in the City's infrastructure and significant cutbacks in the capital plan which would eventually impact the City's economy and revenues, and could have eventual negative credit implications.

     Moody's rating for City general obligation bonds is Baa1. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. On March 1, 1996, Moody's stated that the rating for the City's Baa1 general obligation bonds remains under review for a possible downgrade pending the outcome of the adoption of the City's budget for the 1997 fiscal year and in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1.

     Fitch Investors Service, Inc. ('Fitch') rates City general obligation bonds A- since July 15, 1993. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert although Fitch stated that the outlook remains negative. Since then Fitch has revised the outlook to stable. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's general obligation bonds.

                          PART C - OTHER INFORMATION


Item 24.         Financial Statements and Exhibits

         (a)     Financial Statements

                 Included in Prospectus:

                          Financial Highlights

                 Included in the Statement of Additional Information:  #

Portfolio of Investments as of December 31, 1996
Statement of Assets and Liabilities as of December 31, 1996
Statement of Operations for the year ended December 31, 1996
Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1996 and December 31, 1995

# Incorporated by reference to the Registrant's Annual Report filed with the Securities and Exchange Commission on February 27, 1997 (Accession No. 0000899243-97-000304).


All schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable, and therefore have been omitted.

         (b)     Exhibits

1.       Declaration of Trust dated as of September 19, 1997.*

2.       By-Laws.

3.       None.

4.       None.

5.1 Form of Investment Advisory Agreement between Trust and The Chase Manhattan Bank.

5.2 Form of Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank National Association.

5.3      Form of Administration Agreement.

5.4      Form of Investment Advisory Agreement.

6.       Form of Distribution and Sub-Administration Agreement.


7.       None.

8.1      Form of Custodian Agreement.

8.2      Form of Transfer Agency Agreement.

9.       None.

10. Opinion and consent of counsel as to the legality of the securities being registered.

11.      Consent of Independent Auditors.

12.      None.

13.      None.

14.      None.

15.      Distribution Plan.

16. Schedules for computation of each performance quotation provided in the Registration Statement.*

17.      Financial Data Schedules.*

18.      None.




* Previously filed with Registration Statement and Post-effective Amendments and are herein incorporated by reference.

Item 25.         Persons Controlled by or under Common Control with
Registrant
                 Inapplicable.

Item 26.         Number of Holders of Securities

                                                       Number of Record
                                                       Holders as of
                 Title of Class                        November 30, 1997
                 --------------                        -----------------
                 Money Market Fund                           773
                 Income Fund                                 350
                 Intermediate Term Bond Fund                 111
                 Equity Growth Fund                          469
                 Equity Income Fund                          520
                 Balanced Fund                               104
                 Risk Manager-Income Fund                      6
                 Risk Manager-Balanced Fund                    2
                 Risk Manager-Growth Fund                      6
                 Short-Intermediate U.S.                     254
                 Government Securities Fund                   62
                 U.S. Government Securities Fund             403
                 Small Capitalization Fund                   345
                 Core Equity Fund

Item 27.         Indemnification

Sections 10.2 and 10.4 of the Amended and Restated Declaration of Trust, filed as Exhibit 1, are incorporated herein by reference. Section 10.2 contains provisions limiting the liabilities of members of the Supervisory Committee and
Section 10.4 contains provisions for indemnification of the Trustee, members of the Supervisory Committee and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust and the Trustee pursuant to the foregoing provisions or otherwise, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer, or controlling person of the Trust and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Trust by such director, officer or controlling person or the Trustee in connection with the Units being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.         Business and Other Connections of Investment Adviser


(a) Upon effectiveness of this amendment to the Registration Statement, The Chase Manhattan Bank ("Chase") will be the investment adviser of the Trust. Chase is a commercial bank providing a wide range of banking and investment services.

To the knowledge of the Registrant, none of the Directors or executive officers of Chase, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of Chase also hold or have held various positions with bank and non-bank affiliates of Chase, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


         Name            Position with Chase         Principal Occupation
         ----            -------------------         --------------------
Thomas G. Labreque       President and Chief   Chairman, Chief Executive
                         Operating Officer     Officer and a Director of The
                         and Director          Chase Manhattan Corporation and
                                               a Director of AMAX, Inc.

M. Anthony Burns         Director              Chairman of the Board,
                                               President and Chief Executive
                                               Officer of Ryder System, Inc.

H. Laurance Fuller       Director              Chairman, President, Chief
                                               Executive Officer and Director
                                               of Amoco Corporation and
                                               Director of Abbott Laboratories

Paul W. MacAvoy          Director              Dean of Yale School of
                                               Organization and Management

David T. McLaughlin      Director              President and Chief Executive
                                               Officer of The Aspen Institute,
                                               Chairman of Standard Fuse
                                               Corporation and a Director of
                                               each of ARCO Chemical Company

                                               and Westinghouse Electric
                                               Corporation

Edmund T. Pratt, Jr.     Director              Chairman Emeritus, formerly
                                               Chairman and Chief Executive
                                               Officer, of Pfizer Inc. and a
                                               Director of each of Pfizer,
                                               Inc., Celgene Corp., General
                                               Motors Corporation and
                                               International Paper Company

Henry B. Schacht         Director              Chiarman and Chief Executive
                                               Officer of Cummins Engine
                                               Company, Inc. and a Director of
                                               each of American Telephone and
                                               Telegraph Company and CBS Inc.

Donald H. Trautlein      Director              Retired Chairman and Chief
                                               Executive Officer of Bethlehem
                                               Steel Corporation



                                     248








James L. Ferguson        Director              Retired Chairman and Chief
                                               Executive Officer of General
                                               Foods Corporation

William H. Gray III      Director              President and Chief Executive
                                               Officer of the United Negro
                                               College Fund, Inc.

David T. Kearns          Director              Retired Chairman and Chief
                                               Executive Officer of the Xerox
                                               Corporation

Delano E. Lewis          Director              President and Chief Executive
                                               Officer of National Public
                                               Radio

John H. McArthur         Director              Dean of the Harvard Graduate
                                               School of Business
                                               Administration

Frank A. Bennack, Jr.    Director              President and Chief Executive

                                               Officer The Hearst Corporation

Michael C. Bergerac      Director              Chairman of the Board and Chief
                                               Executive Officer Bergerac &
                                               Co., Inc.

Susan V. Berresford      Director              President, The Ford Foundation

Randolph W. Bromery      Director              President, Springfield College;
                                               President, Geoscience
                                               Engineering Corporation

Charles W. Duncan, Jr.   Director              Private Investor

Melvin R. Goodes         Director              Chairman of the Board and Chief
                                               Executive Officer, The Warner-
                                               Lambert Company

George V. Grune          Director              Retired Chairman and Chief
                                               Executive Officer, The Reader's
                                               Digest Association, Inc.;
                                               Chairman, The DeWitt Wallace-
                                               Reader's Digest Fund; The Lila-
                                               Wallace Reader's Digest Fund

William B. Harrison,     Vice Chairman
Jr.                      of the Board


Harold S. Hook           Director              Chairman and Chief Executive
                                               Officer, General Corporation

Helen L. Kaplan          Director              Of Counsel, Skadden, Arps,
                                               Slate, Meagher & Flom



                                     249







E. Michael Kruse         Vice Chairman
                         of the Board

J. Bruce Llewellyn       Director              Chairman of the Board, The
                                               Philadelphia Coca-Cola Bottling
                                               Company, The Coca-Cola Bottling
                                               Company of Wilmington, Inc.,
                                               Queen City Broadcasting, Inc.


John P. Mascotte         Director              Chairman, The Missouri
                                               Corporation of Johnson &
                                               Higgins

John F. McGillicuddy     Director              Retired Chairman of the Board
                                               and Chief Executive Officer

Edward D. Miller         Senior Vice
                         Chairman of the
                         Board

Walter V. Shipley        Chairman of the
                         Board and Chief
                         Executive Officer

Andrew C. Sigler         Director              Chairman of the Board and Chief
                                               Executive Officer, Champion
                                               International Corporation

Michael I. Sovern        Director              President, Emeritus and
                                               Chancellor Kent, Professor of
                                               Law, Columbia University

John R. Stafford         Director              Chairman, President and Chief
                                               Executive Officer, American
                                               Home Products Corporation

W. Bruce Thomas          Director              Private Investor

Marina V. N. Whitman     Director              Professor of Business
                                               Administration and Public
                                               Policy, University of Michigan

Richard D. Wood          Director              Retired Chairman of the Board,
                                               Eli Lilly and company


(b) Texas Commerce Bank National Association ("TCB") is currently the investment adviser of the Trust and its business has been solely that of a national bank. Upon effectiveness of this amendment to the Registration Statement, TCB will be investment sub-adviser with respect to certain of the Funds.

The directors and executive officers (i.e., members of management committee) of the investment adviser have held during the past two fiscal years the following positions of a substantial nature:

                        Position(s)     Position(s)
                        and Offices     and Offices   Other Substantial
                          with             with      Business, Profession,
      Name                TCB           Registrant   Vocation or Employment
      -----             --------------  -----------  ----------------------

John L. Adams           Director,        None        None
                        Vice Chairman

Elaine B. Agather       CEO, TCB-Fort    None        None
                        Worth,
                        Vice Chairman,
                        TCB-Metroplex

David W. Biegler        Director         None        Chairman, President and
                                                     CEO, ENSERCH Corporation,
                                                     300 South St. Paul St.,
                                                     Dallas TX 75201

Robert W. Bishop        Executive        None        None
                        Vice President

Alan R. Buckwalter, III Director,        None        None
                        Vice Chairman

E. Worth Burke          Executive        None        None
                        Vice President

Dan S. Hallmark         Chairman and     None        None
                        CEO TCB-Beaumont

Dennis R. Hendrix       Director         None        Chairman, Pan Energy
                                                     Corp., P.O. Box 1642,
                                                     Houston, TX  77251-1642

Harold S. Hook          Director         None        Chairman and CEO, American
                                                     General Corporation, P.O.
                                                     Box 3247, Houston, TX
                                                     77253

Robert C. Hunter        Director,        None        None
                        Vice Chairman

Ed Jones                President and    None        None
                        CEO TCB-Midland

R. Bruce LaBoon         Director         None        Managing Partner, Liddell,
                                                     Sapp, Zivley, Hill &
                                                     LaBoon, L.L.P.,

                                                     3400 Texas Commerce Tower,
                                                     Houston, TX 77002-3004

Shelaghmichael C. Lents Executive        None        None
                        Vice President

S. Todd Maclin          President,       None        None
                        TCB-Dallas,
                        Executive
                        Vice President

                        Position(s)       Position(s)
                        and Offices       and Offices      Other Substantial
                           with              with        Business, Profession,
       Name                 TCB           Registrant     Vocation or Employment
       -----            --------------    -------------  ----------------------
Al Martinez-Fonts       Chairman and CEO         None               None
                        TCB-El Paso

Beverly E. McCaskill    Executive Vice           None               None
                        President

Joe C. McKinney         Chairman and CEO         None               None
                        TCB-San Antonio

Scott J. McLean         Executive Vice           None               None
                        President

Randal B. McLelland     President and CEO,       None               None
                        TCB-Rio Grande
                        Valley'

David L. Mendez         Executive Vice           None               None
                        President

W. Merriman Morton      Chairmand and CEO        None               None
                        TCB-Austin

Cathy Nunnally          Senior Vice              None               None
                        President

Paul Poullard           Executive Vice           None               None
                        President


Jeffrey B. Reitman      General Counsel          None               None

Edward N. Robinson      Executive Vice           None               None
                        President

Ann V. Rogers           Executive Vice           None               None
                        President

Marc J. Shapiro         Director, Chairman,      None               None
                        President and CEO

Larry L. Shryock        Executive Vice           None               None
                        President

Richard Summers         Executive Vice           None               None
                        President

Kenneth L. Tilton       Executive Vice           None               None
                        President
                        and Controller

Harriet S. Wasserstrum  Executive Vice           None               None
                        President

Gary K. Wright          Executive Vice           None               None
                        President


Item 29.         Principal Underwriters
Inapplicable.

Item 30.         Location of Accounts and Records

Accounts and other documents are maintained at the offices of the Trustee, Texas Commerce Bank National Association, 600 Travis Street, Houston, Texas
77002.

Item 31.  Management Services.

Inapplicable.

Item 32.  Undertakings


         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
                 Section 16(c) of the 1940 Act.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without change.

         (c) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the date of commencement of investment operations for Tax Free Money Market Fund, Tax Free Income Fund, New York Tax Free Income Fund, Mid Cap Growth Fund and International Equity Fund.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on the 29th day of December, 1997.

                                     AVESTA TRUST

                                     By:   TEXAS COMMERCE BANK NATIONAL
                                           ASSOCIATION
                                          Trustee


                                     By:   /s/Thomas J. Press
                                          - - - - - - - - - - - - - - - - -
                                          Thomas J. Press
                                          Senior Vice President
                                          Secretary, AVESTA Trust

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                       Title                       Date
-----------------------        -----------------------       ------------------

          *                    Member,                       December 29, 1997
_______________________        Supervisory Committee
 Frank A. Liddell, Jr.

       <F1>                    Member,                       December 29, 1997
_______________________        Supervisory Committee
   George E. McDavid

       <F1>                    Member,                       December 29, 1997
_______________________        Supervisory Committee
    Kenneth L. Otto


       <F1>                    Member,                       December 29, 1997
_______________________        Supervisory Committee
    H. Michael Tyson

       <F1>                    Chairman,                     December 29, 1997
_______________________        Supervisory Committee
   Henry J. Lartigue
     /s/Nancy Burge            Principal Financial and       December 29, 1997
_______________________        Accounting Officer
            Nancy Burge


[FN]
<F1> Thomas J. Press, pursuant to power of attorney, by signing his name hereto does hereby sign and execute this Registration Statement of the AVESTA Trust on behalf of each of the members of the Supervisory Committee named above, in the capacities in which the name of each appears above.

By:  /s/Thomas J. Press
     ----------------------------
      Thomas J. Press
      Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION                                                                                      PAGE
-----------   ----------------------------------------------------------------------------------------------   ----
       1.     Declaration of Trust dated as of September 19, 1997.*
       2.     By-Laws.
       3.     None.
       4.     None.
       5.1    Form of Investment Advisory Agreement between Trust and The Chase Manhattan Bank.
       5.2    Form of Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank
              National Association.
       5.3    Form of Administration Agreement.
       5.4    Form of Investment Advisory Agreement.
       6.     Form of Distribution and Sub-Administration Agreement.
       7.     None.
       8.1    Form of Custodian Agreement.
       8.2    Form of Transfer Agency Agreement.
       9.     None.
      10.     Opinion and consent of counsel as to the legality of the securities being registered.
      11.     Consent of Independent Auditors.
      12.     None.
      13.     None.
      14.     None.
      15.     Distribution Plan.
      16.     Schedules for computation of each performance quotation provided in the Registration
              Statement.*
      17.     Financial Data Schedules.*
      18.     None.

------------------
* Previously filed with Registration Statement and Post-effective Amendments and are herein incorporated by reference.